                                            SEMI-ANNUAL REPORT  |  June 30, 2001


                                                                      The Strong

                                                                  Advisor Equity

                                                                           Funds

                              [PHOTO APPEARS HERE]


            Strong Advisor Common Stock Fund

          Strong Advisor Mid Cap Growth Fund

         Strong Advisor Small Cap Value Fund

              Strong Advisor U.S. Value Fund

             Strong Advisor Endeavor 20 Fund

                   Strong Advisor Focus Fund

              Strong Advisor Technology Fund

                                                                   [STRONG LOGO]

                                            SEMI-ANNUAL REPORT  |  June 30, 2001


                                                                      The Strong

                                                                  Advisor Equity

                                                                           Funds



Table of Contents


Investment Reviews

          Strong Advisor Common Stock Fund .................... 2
          Strong Advisor Mid Cap Growth Fund .................. 4
          Strong Advisor Small Cap Value Fund ................. 6
          Strong Advisor U.S. Value Fund ...................... 8
          Strong Advisor Endeavor 20 Fund .....................10
          Strong Advisor Focus Fund ...........................12
          Strong Advisor Technology Fund ......................14

Financial Information

          Schedules of Investments in Securities
               Strong Advisor Common Stock Fund ...............16
               Strong Advisor Mid Cap Growth Fund .............17
               Strong Advisor Small Cap Value Fund ............19
               Strong Advisor U.S. Value Fund .................25
               Strong Advisor Endeavor 20 Fund ................26
               Strong Advisor Focus Fund ......................27
               Strong Advisor Technology Fund .................28
         Statements of Assets and Liabilities .................30
         Statements of Operations .............................34
         Statements of Changes in Net Assets ..................36
         Notes to Financial Statements ........................38

Financial Highlights ..........................................49

A Few Words From Dick Strong
--------------------------------------------------------------------------------

[PHOTO APPEARS HERE]

Take a step back and take another look


The 18-month period ending in March of 2000 will go down in the annals of financial history as a period of tremendous financial excess. The Nasdaq Index, which peaked in March of 2000 at 5049, fell to 1639 by April of 2001, a correction of over 68 percent! The pain from that fallout has been intense.

Despite the stock market correction, America is still the greatest economic power in the world. This power flows from our dedication to the principles of capitalism. Excesses do occur at both ends of the financial cycle, but in the end, our economic model is the greatest wealth creation machine ever devised. Adam Smith, the "Father of Capitalism," spoke about an "invisible hand" that is always at work promoting efficiency and growth. And it certainly was evident during the past few years.

During an economic correction any and all weaknesses are totally exposed. Economic washouts are unpleasant, but if you learn from that experience, correct your weaknesses, anticipate change, and plan for the future, there is an excellent chance that you will benefit handsomely in the next cycle.

At the present time, there is more than enough pessimism about the economy to go around. Because of the pain we have been through, it is easy to interpret most economic and financial data negatively. When you are in an environment like this, it is important to take a step back and dispassionately appraise your situation. Your investment strategy should be anchored in bedrock and consistent across a wide range of economic environments.

In 1999, the Federal Reserve Board wanted to slow the growth of the U.S. economy. One of the most effective tools at the Fed's disposal is the management of interest rates. As a central bank raises interest rates, the economy should slow and the financial markets will reflect reduced expectations.

As the Fed implemented its policy of interest rate hikes, many investors chose to look over the valley and ignore the near-term risks. This rosy attitude coupled with a financial bubble of historic magnitude resulted in a tremendous hangover.

So far in 2001, the Federal Reserve has reduced interest rates six times in an effort to reinvigorate the economy. Congress has passed a major tax cut and is refunding more than $38 billion to taxpayers. The price of oil has declined and the U.S. dollar has weakened, making our goods and services more attractive to our trading partners.

All of these factors are major financial and economic stimuli for the U.S. economy. As we mentioned in our April 30, 2000 annual report, to bet against the Fed in either direction is dangerous--for it holds almost all of the cards. When the Federal Reserve Board and most of our leaders want the economy to improve, they will move heaven and earth to make it happen.

At Strong, we believe that the U.S. financial markets may trade in a channel for a number of years as we work through the excesses that developed during the bubble of the late 1990s. Such an environment, should it develop, would be much different than the roaring 90s. Income generation (bonds), stock picking, and trading acumen could be the keys to success in this environment.

We believe the U.S. economy is fundamentally solid. The U.S. stock market has proven itself to be an excellent long-term investment vehicle. Just remember that over the long haul, the stock market reflects the moderate but consistent growth of wealth in America.

One of the key lessons of the last five years is that extreme movements of the stock market in either direction are aberrations. The key to your investment success is to have reasonable expectations and goals, and to stick to a realistic long-term plan to reach your goals.

                                                                 /s/ Dick Strong

Strong Advisor Common Stock Fund
================================================================================


Your Fund's Approach

The Strong Advisor Common Stock Fund seeks capital growth. It invests, under normal circumstances, at least 65 percent of its assets in stocks of small- and medium-capitalization companies that the Fund's manager believes are underpriced, yet have attractive growth prospects. The manager bases his analysis on a company's "private market value"--the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. He determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive standing, and other factors the manager deems to be relevant to each industry. To a limited extent, the Fund may also invest in foreign securities.



                    Growth of an Assumed $10,000 Investment
                            From 12-29-89 to 6-30-01

                              [CHART APPEARS HERE]

                         The Strong         Russell         Lipper Mid-Cap
                    Advisor Common Stock    2000(R)          Value Funds
                            Fund            Index*              Index*
Dec 89                    $10,000           $10,000            $10,000
Dec 90                    $10,100           $ 8,052            $ 9,393
Dec 91                    $15,864           $11,760            $11,998
Dec 92                    $19,161           $13,925            $13,552
Dec 93                    $23,988           $16,554            $15,431
Dec 94                    $23,872           $16,252            $15,229
Dec 95                    $31,609           $20,876            $18,834
Dec 96                    $38,078           $24,319            $22,585
Dec 97                    $47,223           $29,757            $27,703
Dec 98                    $50,340           $29,000            $27,226
Dec 99                    $70,653           $35,164            $30,476
Dec 00                    $69,804           $34,102            $33,704
Jun 01                    $70,081           $36,470            $35,781

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Russell 2000(R) Index and the Lipper Mid-Cap Value Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Class Z shares only; performance for other classes will vary due to differences in fee structures./2/

Q:   How did the Fund perform?

A: The first half of 2001 was a volatile period for the stock market. The market continued to deal with the aftermath of the collapse in technology and growth stocks that occurred during the prior year. Additionally, spreading economic weakness in the U.S. kept earnings under pressure. The Fund weathered this storm with relatively low volatility. An underweighting in technology, combined with defensive holdings in consumer and industrial segments, allowed the Fund to remain relatively flat versus the declines in the S&P 500 and the Nasdaq Composite.


Q: What market conditions, market events, and other factors affected the Fund's performance?

A: The Federal Reserve Board set the tone for the market immediately at the beginning of the year with a surprise .50 percent cut in interest rates, followed aggressively by an additional 2.25 percent of cuts over the six months. While the market initially reacted positively to the rate cuts, the short-term rally in beaten-down technology stocks gave way to further selling by investors as fundamentals continued to deteriorate.

     Consequently, the Fund's holdings in technology hurt performance during the quarter. Stocks such as Critical Path were pressured by overcapacity in the telecommunications sector and general slowing in corporate IT spending. The Fund was, however, able to take advantage of the opportunity to selectively add technology companies to the portfolio at compelling valuations.

     Outside of technology, it became clear that the economy was continuing to weaken, and that the weakness was spreading. Although the tax cut from Washington should help consumers in the future, capital spending and confidence have thus far continued to decline. The Fund saw these trends hurt its holdings in industrial-related names. Other cyclicals, such as Jacobs Engineering, Republic Services, and Nucor Corporation, posted strong performances due to improving growth prospects, unique defensive characteristics, or the potential to benefit from the early portion of the recovery cycle.

Q:   What investment strategies and techniques affected the Fund's performance?

A: The Fund benefited in the first half of the year from its positions in consumer-oriented stocks. As many investors began to fear the impact of the economic slowdown at the end of 2000, retail stocks such as Barnes & Noble and Circuit City reached attractive levels. The Fund's investments in these companies last year paid off this year, as the stocks rallied from their doom-and-gloom lows.

     Following an incredibly strong 2000, oil and natural gas prices began to weaken in the first half of the year, as their prices had reached unsustainable highs. The Fund's overweighting in energy, therefore, hurt performance late in the period. We remain overweighted in the sector because we believe longer-term, structural capacity issues keep energy an attractive area of investment.

Q:   What is your outlook regarding the future of the markets?

A: Starting in late 2000, the valuation discrepancy between momentum-driven stocks, largely in technology, and the average small- to mid-cap stock had grown too large. Since then, however, the average stock has done reasonably well, while momentum stocks have done very poorly. While there still remains a valuation gap, much of it has closed. Therefore, we believe the degree of outperformance of small- and mid-cap stocks relative to larger stocks will moderate going forward.

     In our view, momentum-style investing had simply grown too popular in recent years, though many of its adherents have now had reason to lose faith in this approach. As more investors move away from momentum investing, it should become easier for the market to resume its upward path.

     Thank you for your investment in the Strong Advisor Common Stock Fund.

     Richard Trent Weiss
     Portfolio Manager


Average Annual Total Returns
As of 6-30-01

Class A/1/
-------------------------------------------

          1-year                     -7.38%

          5-year                     13.72%

          10-year                    17.38%

          Since Inception            17.47%
          (12-29-89)


Class B/1/
-------------------------------------------

          1-year                     -6.95%

          5-year                     14.41%

          10-year                    17.71%

          Since Inception            17.76%
          (12-29-89)

Class C/1/
-------------------------------------------

          1-year                     -2.05%

          5-year                     14.65%

          10-year                    17.63%

          Since Inception            17.63%
          (12-29-89)

Class L/1/
-------------------------------------------

          1-year                     -4.04%

          5-year                     14.41%

          10-year                    17.51%

          Since Inception            17.52%
          (12-29-89)

Class Z/2/
-------------------------------------------

          1-year                     -1.24%

          5-year                     15.47%

          10-year                    18.45%

          Since Inception            18.45%
          (12-29-89)

Equity funds are volatile investments and should only be considered for long-term goals.


/1/ Load-adjusted performance reflects the effect of the maximum sales charge of 5.75% for Class A, the applicable contingent deferred sales charge of 5.00% in year 1 and eliminated after year 6 for Class B, the applicable contingent deferred sales charge of 1.00% and eliminated after 12 months for Class C, and the maximum sales charge of 1.00% and the applicable contingent deferred sales charge of 1.00% and eliminated after 18 months for Class L. The performance of the Class A, B, C and L shares is based on the performance of the Fund's Class Z shares (formerly Retail Class shares) prior to 11-30-00. The performance of the Class A shares is restated to reflect the load and the different expenses of the Class A shares. The performance of the Class B shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class B shares, as applicable. The performance of the Class C shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class C shares, as applicable. The performance of the Class L shares is restated to reflect the load, contingent deferred sales charge, and different expenses of the Class L shares, as applicable.

/2/ Performance information is for Class Z shares (formerly Retail Class shares). The Strong Advisor Common Stock Fund Class Z shares are closed to new accounts, though the Fund may continue to offer its shares to certain company-sponsored retirement plans, institutional investors meeting specific eligibility requirements, and other limited groups as described in the prospectus. Please consult a prospectus for information about all share classes.

* The Russell 2000(R) Index is an unmanaged index generally representative of the U.S. market for small-capitalization stocks. The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the Russell index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

Strong Advisor Mid Cap Growth Fund
================================================================================

Your Fund's Approach

The Strong Advisor Mid Cap Growth Fund seeks capital growth. It invests, under normal circumstances, at least 65 percent of its assets in stocks of medium-capitalization companies that the Fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The Fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index* at the time of investment. The Fund writes put and call options.


                    Growth of an Assumed $10,000 Investment
                            From 12-31-96 to 6-30-01

                              [CHART APPEARS HERE]

             The Strong
              Advisor                                            Lipper Multi-
              Mid Cap     Russell Midcap(TM)     S&P MidCap       Cap Growth
           Growth Fund           Index*          400 Index*      Funds Index*
Dec 96       $10,000            $10,000           $10,000           $10,000
Mar 97       $ 8,964            $ 9,918           $ 9,851           $ 9,665
Jun 97       $10,104            $11,263           $11,299           $11,223
Sep 97       $12,115            $12,759           $13,116           $12,675
Dec 97       $11,385            $12,901           $13,225           $12,295
Mar 98       $13,136            $14,295           $14,682           $14,029
Jun 98       $13,196            $14,079           $14,367           $14,354
Sep 98       $10,795            $11,992           $12,289           $12,234
Dec 98       $13,035            $14,203           $15,753           $15,344
Mar 99       $14,476            $14,137           $14,748           $16,317
Jun 99       $16,577            $15,671           $16,836           $17,537
Sep 99       $16,997            $14,324           $15,422           $16,873
Dec 99       $25,031            $16,793           $18,072           $22,456
Mar 00       $30,101            $18,486           $20,365           $25,681
Jun 00       $27,539            $17,652           $19,694           $24,117
Sep 00       $30,101            $18,854           $22,086           $24,317
Dec 00       $22,911            $18,178           $21,236           $19,750
Mar 01       $17,254            $16,270           $18,948           $15,357
Jun 01       $19,612            $17,821           $21,441           $16,834

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Russell Midcap(TM) Index, the S&P MidCap 400 Index ("S&P MidCap 400"), and the Lipper Multi-Cap Growth Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. We are replacing the S&P MidCap 400 Index with the Russell Midcap(TM) Index, as we believe the Russell Midcap(TM) Index more accurately reflects the Fund's investment program. This graph is based on Class Z shares only; performance for other classes will vary due to differences in fee structures./2/



Q:   How did the Fund perform?

A: The year 2001 has thus far been a volatile and challenging period for growth-stock investors. Across all asset classes, value stocks continue to outperform growth stocks. Thus far, the Strong Advisor Mid Cap Growth Fund has remained near the middle of the pack of comparable mid-cap growth funds, and performed roughly in line with its performance benchmark, the Russell Mid Cap Growth Index, as well as its broad based benchmark, the Russell Midcap(TM) Index.

     The Fund's NAV peaked on January 29, driven by optimism that the Federal Reserve's move to ease interest rates would help the U.S. economy out of its slowdown. Despite the Fed's aggressive steps, growth stocks, particularly technology, remained under severe pressure as negative capital spending trends and an absence of earnings visibility continued to hamper the sector.

     From this low point, the Fund rallied by the end of June, driven by short covering and investor optimism. At the period's end, the tug of war between the longer-term benefits of lower interest rates and the shorter-term negatives of weaker corporate earnings showed no signs of abating.

Q: What market conditions, events, and other factors affected the Fund's performance?

A: The performance of the Strong Advisor Mid Cap Growth Fund has been driven by four principal factors in 2001: Federal Reserve actions, rapid shifts in investor psychology, relative sector valuations, and earnings visibility.

     One of our long-held investment tenets is "Don't fight the Fed." When the Fed chooses to act, we seek out stocks that are likely to benefit from those actions. Since the beginning of the year, the Federal Reserve has been aggressively cutting rates to stimulate the economy. In response, we began to shift the portfolio to a more cyclical bias--favoring those stocks most likely to benefit from an improvement in the state of the economy.

     Although technology has historically been a major beneficiary of past Fed easing cycles, we decided to maintain the Fund's 51 percent weighting in technology stocks, as this already represents a 30 percent overweighing relative to the benchmark. In many ways, the performance of the Fund mirrored the performance of its more volatile technology holdings during the first half of 2001.

Q:   What investment strategies and techniques affected the Fund's performance?

A: The Fund's overweighting in technology was a significant performance inhibitor during the first half of 2001. Even the best-managed, most-attractively positioned technology companies have not been immune to a slowing economy and sharp deceleration in capital spending. Two areas that were particularly hard-hit and accounted for the bulk of the Fund's negative performance during the period were our holdings in Internet infrastructure (Brocade Communications, Juniper Networks) and communications chips (Triquint Semiconductor). Conversely, Electronic Arts continued to perform well, as did our significant investment in semiconductor capital equipment companies like KLA-Tencor and Novellus Systems.

     Our holdings in consumer cyclicals added the most value during the period. In particular, Gemstar-TV Guide and JCPenney were big winners.

Q:   What is your outlook for the future of the market?

A: The ongoing deterioration in corporate profits, operating margins, and sales growth may be discouraging, but the good news is that these statistics do not capture the delayed impact of the Fed's interest-rate cuts. Although the magnitude of a recovery in technology spending and corporate profits is difficult to ascertain, we believe the fortunes for leading-edge growth companies will improve from this point in the cycle through 2002.

     Thank you for your investment in the Strong Advisor Mid Cap Growth Fund.

     Ronald C. Ognar
     Portfolio Co-Manager

     Derek V. W. Felske
     Portfolio Co-Manager



Average Annual Total Returns
As of 6-30-01

Class A/1/
----------------------------------------------

          1-year                    -33.14%

          3-year                     11.57%

          Since Inception            14.31%
          (12-31-96)

Class B/1/
----------------------------------------------

          1-year                     -32.88%

          3-year                      12.37%

          Since Inception             15.16%
          (12-31-96)

Class C/1/
----------------------------------------------

          1-year                    -29.39%

          3-year                     13.40%

          Since Inception            15.42%
          (12-31-96)

Class L/1/
----------------------------------------------

          1-year                    -30.75%

          3-year                     13.04%

          Since Inception            15.18%
          (12-31-96)

Class Z/2/
----------------------------------------------

          1-year                    -28.79%

          3-year                     14.12%

          Since Inception            16.15%
          (12-31-96)


Equity funds are volatile investments and should only be considered for long-term goals.


/1/ Load-adjusted performance reflects the effect of the maximum sales charge of 5.75% for Class A, the applicable contingent deferred sales charge of 5.00% in year 1 and eliminated after year 6 for Class B, the applicable contingent deferred sales charge of 1.00% and eliminated after 12 months for Class C, and the maximum sales charge of 1.00% and the applicable contingent deferred sales charge of 1.00% and eliminated after 18 months for Class L. The performance of the Class A, B, C, and L shares is based on the performance of the Fund's Class Z shares (formerly Retail Class shares) prior to 11-30-00. The performance of Class A shares is restated to reflect the load and the different expenses of the Class A shares. The performance of the Class B shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class B shares, as applicable. The performance of the Class C shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class C shares, as applicable. The performance of the Class L shares is restated to reflect the load, contingent deferred sales charge, and different expenses of the Class L shares, as applicable.

/2/ Performance information is for Class Z shares (formerly Retail Class shares). The Strong Advisor Mid Cap Growth Fund Class Z shares are closed to new accounts, though the Fund may continue to offer its shares to certain company-sponsored retirement plans, institutional investors meeting specific eligibility requirements, and other limited groups as described in the prospectus. Please consult a prospectus for information about all share classes.

* The Russell Midcap(TM) Index is an unmanaged index generally representative of the U.S. stock market for medium-capitalization stocks. The S&P MidCap 400 Index is an unmanaged index generally representative of the U.S. stock market for medium-capitalization stocks. The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the Russell and S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

Strong Advisor Small Cap Value Fund
================================================================================

Your Fund's Approach

The Strong Advisor Small Cap Value Fund seeks capital growth. It invests, under normal circumstances, at least 65 percent of its assets in stocks of small-capitalization companies that the Fund's manager believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines "small-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell 2500/TM/ Index* at the time of investment. The manager specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, or a change in the political, economic, or social environment. The Fund writes put and call options.



                    Growth of an Assumed $10,000 Investment
                            From 12-31-97 to 6-30-01

                              [CHART APPEARS HERE]

               The Strong Advisor       Russell 2000/R/      Lipper Small-Cap
              Small Cap Value Fund          Index*          Value Funds Index*
Dec 97             $10,000                 $10,000                $10,000
Mar 98             $12,430                 $11,006                $10,898
Jun 98             $11,730                 $10,493                $10,419
Sep 98             $ 8,850                 $ 8,379                $ 8,376
Dec 98             $10,610                 $ 9,745                $ 9,329
Mar 99             $ 9,720                 $ 9,217                $ 8,346
Jun 99             $12,230                 $10,650                $ 9,873
Sep 99             $12,460                 $ 9,977                $ 9,123
Dec 99             $13,590                 $11,817                $ 9,505
Mar 00             $16,570                 $12,654                $ 9,848
Jun 00             $15,860                 $12,176                $ 9,976
Sep 00             $16,220                 $12,310                $10,662
Dec 00             $17,170                 $11,460                $11,036
Mar 01             $18,770                 $10,714                $11,309
Jun 01             $21,140                 $12,256                $12,747



This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Russell 2000(R) Index and the Lipper Small-Cap Value Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Class Z shares only; performance for other classes will vary due to differences in fee structures./2/


Q:   How did the Fund perform?

A: Once again, we're pleased to report excellent absolute and relative performance in the first half of 2001. The Fund compared favorably with the Russell 2000(R) Index and our style benchmark, the Russell 2000(R) Value Index. Value stocks, particularly in the small-cap range, continued to be in vogue.

Q: What market conditions, market events, and other factors affected the Fund's performance?

A: With the arrival of a new Presidential administration, the year began with a sense of change and heightened aspirations. The Federal Reserve contributed to this atmosphere, slashing interest rates twice in January. However, numerous negative factors weighed heavily against chances for a broad market recovery, including the lingering effects of technology stocks' huge drop in 2000, declining corporate earnings, the California electricity crisis, and political uncertainty surrounding control of the Senate. This environment was difficult for the overall market, but beneficial to the types of stocks we seek out--attractively valued issues from companies with more predictable financial results.

     The Fed followed up its January rate cuts with five more over the period, showing its strong desire to save the economy from recession. Rate cuts, along with tax relief, helped to support consumer confidence, and the markets started to strengthen at the end of June.

Q:   What investment strategies and techniques affected the Fund's performance?

A: Our outperformance is attributable primarily to our individual stock selections, rather than our allocations to different industries or sectors. Among the companies that performed well for the Fund were Internet service provider Earthlink, Chicago Bridge & Iron, synthetic-fuel maker Headwaters, wireless phone service provider Lightbridge, and gas exploration and production firm HS Resources, which was the subject of a takeover.

     Despite the positive contributions of Headwaters and HS Resources, our overweighting in energy stocks hurt results. Specific energy names that hurt included Forest Oil, Marine Drilling, Helmerich & Payne, and Range Resources. With the exception of Earthlink, technology names also did not help.

Q:   What is your outlook regarding the future of the markets?

A: Our outlook for value stocks continues to be favorable, and we believe we are in the early stages of a multiyear period for value to outperform. Despite the recent pullback in energy stocks, we remain overweighted in this area. Energy stocks are now in an even better position to respond to favorable developments in economic growth or energy prices. Small-cap energy stocks are particularly attractive because of their added potential for mergers and acquisitions.

     Outside of value areas, we expect to see almost daily stories on technology company bankruptcies, layoffs, and survival business combinations. The venture capital financing, initial public offerings, and retail investment mania that drove high-growth and technology stocks in the recent past are now absent. More and more investors are beginning to speak the appropriate investment language of valuation and profitability. History has shown us these cycles before, and we are confident that the time is right for value investing.

     Thank you for your interest in the Strong Advisor Small Cap Value Fund.

     I. Charles Rinaldi
     Portfolio Manager




Average Annual Total Returns
As of 6-30-01

Class A/1/
----------------------------------------------

          1-year                     25.24%

          3-year                     18.99%

          Since Inception            21.46%
          (12-31-97)

Class B/1/
----------------------------------------------

          1-year                     27.36%

          3-year                     19.99%

          Since Inception            22.57%
          (12-31-97)

Class C/1/
----------------------------------------------

          1-year                     32.55%

          3-year                     20.97%

          Since Inception            23.14%
          (12-31-97)

Class L/1/
----------------------------------------------

          1-year                     30.11%

          3-year                     20.53%

          Since Inception            22.75%
          (12-31-97)

Class Z/2/
----------------------------------------------

          1-year                     33.29%

          3-year                     21.69%

          Since Inception            23.85%
          (12-31-97)


Equity funds are volatile investments and should only be considered for long-term goals.


/1/ Load-adjusted performance reflects the effect of the maximum sales charge of 5.75% for Class A, the applicable contingent deferred sales charge of 5.00% in year 1 and eliminated after year 6 for Class B, the applicable contingent deferred sales charge of 1.00% and eliminated after 12 months for Class C, and the maximum sales charge of 1.00% and the applicable contingent deferred sales charge of 1.00% and eliminated after 18 months for Class L. The performance of the Class A, B, C, and L shares is based on the performance of the Fund's Class Z shares (formerly Retail Class shares) prior to 11-30-00. The performance of the Class A shares is restated to reflect the load and the different expenses of the Class A shares. The performance of the Class B shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class B shares, as applicable. The performance of the Class C shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class C shares, as applicable. The performance of the Class L shares is restated to reflect the load, contingent deferred sales charge, and different expenses of the Class L shares, as applicable.

/2/ Performance information is for Class Z shares (formerly Retail Class shares). The Strong Advisor Small Cap Value Fund Class Z shares are closed to new accounts, though the Fund may continue to offer its shares to certain company-sponsored retirement plans, institutional investors meeting specific eligibility requirements, and other limited groups as described in the prospectus. Please consult a prospectus for information about all share classes.

     Because small companies often have narrower markets and limited financial resources, investments in these stocks present more risk than investments in those of larger, more established companies.

* The Russell 2500(TM) Index is an unmanaged index generally representative of the U.S. market for small to medium-small capitalization stocks. The Russell 2000(R) Index is an unmanaged index generally representative of the U.S. market for small-capitalization stocks. The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the Russell index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

Strong Advisor U.S. Value Fund
================================================================================

Your Fund's Approach

The Strong Advisor U.S. Value Fund seeks total return by investing for both income and capital growth. The Fund invests, under normal conditions, at least 65 percent of its assets in stocks of U.S. companies that the Fund's manager believes are undervalued relative to their intrinsic value as determined by discounted cash flows, earnings, and asset value. The manager's philosophy is that improving returns on invested capital drives improving valuations. The manager selects securities by screening for undervalued securities and utilizing fundamental analysis such as management interviews and financial modeling analysis to select those securities with improving returns on capital. The manager may sell a holding when its fundamental qualities deteriorate.



                    Growth of an Assumed $10,000 Investment
                            From 12-29-95 to 6-30-01


                              [CHART APPEARS HERE]

             The Strong                Lipper Large-
            Advisor U.S.   S&P 500      Cap Value
             Value Fund    Index*      Funds Index*
Dec 95        $10,000      $10,000       $10,000
Jun 96        $11,296      $11,010       $10,883
Dec 96        $12,810      $12,296       $12,107
Jun 97        $15,126      $14,830       $14,189
Dec 97        $16,822      $16,398       $15,554
Jun 98        $19,327      $19,303       $17,539
Dec 98        $20,632      $21,085       $18,391
Jun 99        $22,231      $23,695       $20,456
Dec 99        $23,736      $25,522       $20,373
Jun 00        $23,305      $25,413       $19,968
Dec 00        $23,323      $23,198       $20,771
Jun 01        $21,952      $21,644       $20,012

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index ("S&P 500") and the Lipper Large-Cap Value Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Class Z shares only; performance for other classes will vary due to differences in fee structures./2/


Q:   How did the Fund perform?

A: The Fund's performance was largely in line with that of its benchmark, the S&P 500 Index. Our positioning at the beginning of the year was biased toward a continuation of the negative environment of economic growth and corporate profitability. The Fund focused on large, high-quality companies that, on a relative basis, would typically be expected to withstand the difficulties of the current environment better than lower-grade companies.

Q: What market conditions, market events, and other factors affected the Fund's performance?

A: The Federal Reserve embarked on an easing cycle during the period, with six rate cuts totaling 2.75 percent. The Fed acted very aggressively, moving between regularly scheduled meetings, and thus signaled to the markets that it was willing to do what was necessary to help. This type of aggressiveness by the Fed shifted the market's bias toward economically sensitive, lower-quality stocks. These types of companies would potentially have the most to gain from such action.

     Investor sentiment during the period was very volatile. The sudden change in Federal Reserve policy led the markets to underestimate the severity of the decline in economic activity and corporate profit growth. Early in the year, the markets appeared to have a false sense of security due to the Fed's activity, but soon became disillusioned as the decline in the economic cycle proved much deeper than originally thought.

     Market volatility was extreme, as the market struggled with identifying the time horizon in which these Fed rate cuts would begin to benefit the economy. During one point, investor frustration brought the Nasdaq Composite down to levels not seen since the end of 1998, whipping out all of the intervening years' gain.

     The markets were not able to capture and capitalize on any trend. It seemed as though every period of positive movement was met with a period of retreat.

Q:   What investment strategies and techniques affected the Fund's performance?

A: The Fund began the year with a decidedly conservative bias toward high-quality, less-cyclical stocks. The actions of the Federal Reserve during the first half of the year influenced the stock market, as well as our positioning and thought process. With the Federal Reserve admitting that it was willing to cut rates as much as needed to stimulate the economy, our thought process began to change from a defensive posture to one that was based more on recovery. Of course the timing and implementation of such a change in bias did not occur at a single point in time, but over a period of months. The market's reaction was more immediate, and thus hurt the Fund's performance.

     During the period, we began to reallocate the Fund's assets to those companies poised to improve as lower interest rates began to have impact on economic activity. These steps included investing in Caterpillar and Minnesota Mining and Manufacturing Co., as well as in the financial sector.

Q:   What is your outlook regarding the future of the markets?

A: Looking forward to the balance of the year, there are a number of variables that should positively influence the markets. These include the Fed's easing of interest rates, upcoming tax rebates, and lower energy prices.

     The market may remain volatile over the near- to intermediate-term; however, these factors will need time to have an impact on the economy.

     Thank you for your investment in the Strong Advisor U.S. Value Fund.

     Rimas M. Milaitis
     Portfolio Manager


Average Annual Total Returns
As of 6-30-01

Class A/1/
----------------------------------------------

          1-year                    -11.23%

          3-year                      2.08%

          5-year                     12.59%

          Since Inception            13.75%
          (12-29-95)

Class B/1/
----------------------------------------------

          1-year                    -10.91%

          3-year                      2.31%

          5-year                     13.12%

          Since Inception            14.32%
          (12-29-95)

Class C/1/
----------------------------------------------

          1-year                     -6.23%

          3-year                      3.57%

          5-year                     13.36%

          Since Inception            14.41%
          (12-29-95)

Class L/1/
----------------------------------------------

          1-year                     -8.06%

          3-year                      3.31%

          5-year                     13.23%

          Since Inception            12.85%
          (12-29-95)

Class Z/2/
----------------------------------------------

          1-year                     -5.80%

          3-year                      4.34%

          5-year                     14.21%

          Since Inception            15.37%
          (12-29-95)

Equity funds are volatile investments and should only be considered for long-term goals.

/1/ Load-adjusted performance reflects the effect of the maximum sales charge of 5.75% for Class A, the applicable contingent deferred sales charge of 5.00% in year 1 and eliminated after year 6 for Class B, the applicable contingent deferred sales charge of 1.00% and eliminated after 12 months for Class C, and the maximum sales charge of 1.00% and the applicable contingent deferred sales charge of 1.00% and eliminated after 18 months for Class L. The performance of the Class A, B, C, and L shares is based on the performance of the Fund's Class Z shares (formerly Retail Class shares) prior to 11-30-00. The performance of the Class A shares is restated to reflect the load and the different expenses of the Class A shares. The performance of the Class B shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class B shares, as applicable. The performance of the Class C shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class C shares, as applicable. The performance of the Class L shares is restated to reflect the load, contingent deferred sales charge, and different expenses of the Class L shares, as applicable.

/2/ Performance information is for Class Z shares (formerly Retail Class shares). The Strong Advisor U.S. Value Fund Class Z shares are closed to new accounts, though the Fund may continue to offer its shares to certain company-sponsored retirement plans, institutional investors meeting specific eligibility requirements, and other limited groups as described in the prospectus. Please consult a prospectus for information about all share classes.

* The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

Strong Advisor Endeavor 20 Fund
================================================================================

Your Fund's Approach

The Strong Advisor Endeavor 20 Fund invests, under normal conditions, in the stocks of 20 to 30 companies of any size that its managers believe have above-average earnings growth prospects. The Fund's managers select stocks that have attractive growth prospects (for example, companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (for example, companies showing a growth trend or that are well-positioned in a growth industry). The managers may sell a holding when the company's growth prospects become less attractive or to take advantage of a better investment opportunity. To a limited extent, the fund writes put and call options.


Top Five Sectors   As of 6-30-01
-----------------------------------------------------------
Sector                                      % of Net Assets
-----------------------------------------------------------
Technology                                            30.7%
Consumer Cyclical                                     28.6%
Retail                                                16.4%
Health care                                            7.1%
Energy                                                 5.7%

Top Five Industries   As of 6-30-01
-----------------------------------------------------------
Industry                                    % of Net Assets
-----------------------------------------------------------
Media--Cable TV                                       15.5%
Retail--Miscellaneous/Diversified                     10.7%
Electronics--Measuring Instruments                     5.8%
Electronics Products--Miscellaneous                    5.8%
Retail--Discount and Variety                           5.7%


Q:   How did the Fund perform?

A: The Strong Advisor Endeavor 20 Fund started the year off with a strong January, but then experienced a significant sell-off in February and March as the market absorbed news of a worsening economy. The Fund then recovered strongly during April and the first half of May. In the third week of May, however, the stock market began to decline as investors weighed news of disappointing second-quarter earnings among technology stocks. This volatility continued into June as some of these anticipated disappointments were publicly announced.

Q: What market conditions, market events, and other factors affected the Fund's performance?

A: The major market influence during the first half of the year was the final deflation of the bubbles in both the Internet and telecommunications spending. It became clear to investors that the capital markets had financed an extended, outsized spending cycle for technology goods and services. This realization limited the access to new capital, bringing an abrupt and dramatic end to the spending cycle.

     The repercussions were severe. As increasing numbers of companies froze their capital-spending budgets, more companies further down the food chain felt the pinch. By the end of the first quarter, nearly every technology company had to reduce its forward projections. As the cutbacks spilled over into the entire economy, increased layoffs and reduced consumer confidence influenced other capital-spending plans.

     By the end of the first quarter, most of the bad news appeared to have been factored into stock prices. Volatility in the second quarter was driven largely by conflicting signs indicating that the economy either was, or was not, reaching a fundamental bottom. By the end of the six months, investors were still awaiting a clear signal of whether a recovery in spending would begin in the second half of the year, and follow through into 2002.

     No sector was immune from the market's volatility during the first half of the year. However, technology and telecommunications stocks suffered the most.

Q:   What investment strategies and techniques affected the Fund's performance?

A: At the start of the year, the Fund was underweighted in technology and telecommunications. We reduced the technology weighting further in the first quarter, as fundamentals continued to deteriorate. During the second quarter, we increased the Fund's allocation to this sector, in an effort to capitalize on what appeared to be oversold conditions. In telecommunications, however, we reduced our exposure throughout both quarters, as future prospects for most companies in this sector dimmed. The Fund's exposure to energy stocks was also trimmed, as fundamentals and commodity prices appeared to have peaked. Our energy holdings benefited performance during the first quarter, but were a significant detriment in the second. The retail sector absorbed most of the proceeds from our sales of technology, telecommunications, and energy stocks. We based this decision on signs that the consumer has continued to spend, despite the deteriorating economy.

Q:   What is your outlook regarding the future of the markets?

A: We remain in the midst of a difficult investing environment. Growth rates for many previously fast-growing companies are still experiencing a dramatic slowdown. While such uncertainty tends to cloud the outlook for these companies, it can also ultimately present excellent buying opportunities. We are continuing to focus on finding companies with good business models and attractive valuations.

     We thank you for the confidence you've shown in the Strong Advisor Endeavor 20 Fund.

     Thomas J. Pence
     Portfolio Co-Manager

     Erik J. Voss
     Portfolio Co-Manager



Total Returns/1/

As of 6-30-01

Class A/2/
----------------------------------------------

          Since Inception           -10.30%
          (12-29-00)

Class B/2/
----------------------------------------------

          Since Inception           -10.60%
          (12-29-00)

Class C/2/
----------------------------------------------

          Since Inception           -10.60%
          (12-29-00)

Class L/2/
----------------------------------------------

          Since Inception           -10.50%
          (12-29-00)

Equity funds are volatile investments and should only be considered for long-term goals.


/1/ Total return is not annualized and measures aggregate change in the value of an investment in the Fund, assuming reinvesment of dividends and capital gains. The Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

/2/ Total returns do not reflect the initial load for Class A. Total returns do not reflect the contingent deferred sales charge for Class B and Class C. Total returns do not reflect the initial load and contingent deferred sales charge for Class L. Please consult a prospectus for information about all share classes.

Strong Advisor Focus Fund
================================================================================

Your Fund's Approach

The Strong Advisor Focus Fund seeks capital growth. The Fund focuses on stocks of 30 to 40 companies that its managers believe have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The portfolio can include stocks of any size. The Fund writes put and call options. To a limited extent, the Fund may also invest in foreign securities. The managers may sell a stock when the company's growth prospects become less attractive. The Fund's active trading approach may increase the Fund's costs, and these additional costs may reduce the Fund's performance. The Fund's active trading approach may also increase the amount of capital gains tax that you pay on the Fund's returns.


                    Growth of an Assumed $10,000 Investment
                            From 11-30-00 to 6-30-01

                              [CHART APPEARS HERE]

                    The Strong                S&P                Lipper Large-Cap
                  Advisor Focus Fund      500 Index*            Growth Funds Index*
Nov 00                $10,000               $10,000                  $10,000
Dec 00                $ 9,670               $10,049                  $ 9,938
Jan 01                $ 9,736               $10,405                  $10,227
Feb 01                $ 8,106               $ 9,457                  $ 8,644
Mar 01                $ 7,191               $ 8,858                  $ 7,746
Apr 01                $ 7,484               $ 9,546                  $ 8,577
May 01                $ 7,512               $ 9,610                  $ 8,512
Jun 01                $ 7,269               $ 9,376                  $ 8,267

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index ("S&P 500") and the Lipper Large-Cap Growth Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Class A shares only; performance for other classes will vary due to differences in fee structures.


Q:   How did the Fund perform?

A: So far the year 2001 has been a very volatile and challenging period for growth-stock investors. The Strong Advisor Focus Fund, managed as a concentrated growth-stock portfolio, declined sharply during the first three months of the year as the bear market that began in the middle of 2000 built to a crescendo late in 2001's first quarter. More recently, the Fund's performance has stabilized and started to improve as the overall market conditions began to improve in early April.

Q: What market conditions, market events, and other factors affected the Fund's performance?

A: One of our long-held investment tenets is "Don't fight the Fed." In other words, we believe it only makes sense to look for companies that are positioned to benefit when the Federal Reserve takes decisive action. And since the beginning of the year, the Federal Reserve has been aggressively trying to stimulate the U.S. economy by cutting interest rates. The Fed's six cuts this year have totaled 2.75 percent.

     When the Fed began cutting rates in January of this year, we moved assets into many companies that would be likely to benefit from a rapidly improving economy. Unfortunately, the impact of lower rates on the economy has thus far been negligible at best. In fact, many industries and companies have experienced rapid and unexpected deterioration in fundamentals in the face of the Fed's rate cuts. We believe this is a matter of timing; while we may be early, we believe the economy will recover and corporate earnings will eventually reaccelerate.

Q:   What investment strategies and techniques affected the Fund's performance?


A: There were many reasons for the outperformance of the strongest stocks in the portfolio. Many tended to be companies with solid near-term fundamentals and earnings visibility, such as Genzyme and Laboratory Corporation of America. Retailers are generally viewed as early beneficiaries of an economic turnaround, which allowed holdings such as Kohl's and Bed Bath and Beyond to add value. Other strong performers represented unique turnaround situations, such as Cendant and Microsoft.

     Portfolio laggards were primarily in the technology sector. We continue to favor this sector on a longer-term basis, but more immediately these companies have experienced the most severe slowdown in earnings. Networking and telecommunications equipment stocks have been hit the worst.

Q:   What is your outlook regarding the future of the markets?

A: Our outlook for the market, and for growth stocks in particular, is currently quite bullish for several reasons. First, lower interest rates should recharge the U.S. economy. Second, tax cuts--as well as tax rebates--will put more money into consumers' pockets. A third factor is that energy costs are beginning to moderate. Further, new savings and investment incentives should provide fund flows to stocks and mutual funds, helping to support stock valuations. Another consideration is that the most difficult quarters of earnings comparisons will soon be behind us, which should lead to earnings reacceleration. Finally, stock valuations are much more reasonable than they were six months ago, with less room to go down and more room to go up.

     We remain committed to investing in the growth sector of the market. We view it as a long-term endeavor, with superior earnings growth ultimately leading to superior investment performance.

     We appreciate your patience in this difficult market environment, and look for better times in the coming quarters. Thank you for your investment in the Strong Advisor Focus Fund.

     Ronald C. Ognar
     Portfolio Co-Manager

     Bruce C. Olson
     Portfolio Co-Manager



Total Returns/1/

As of 6-30-01

Class A/2/
----------------------------------------------

          Since Inception           -22.10%
          (11-30-00)

Class B/2/
----------------------------------------------

          Since Inception           -22.60%
          (11-30-00)

Class C/2/
----------------------------------------------

          Since Inception           -22.60%
          (11-30-00)

Class L/2/
----------------------------------------------

          Since Inception           -22.40%
          (11-30-00)

Equity funds are volatile investments and should only be considered for long-term goals.

/1/ Total return is not annualized and measures aggregate change in the value of an investment in the Fund, assuming reinvesment of dividends and capital gains. The Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

/2/ Total returns do not reflect the initial load for Class A. Total returns do not reflect the contingent deferred sales charge for Class B and Class C. Total returns do not reflect the initial load and contingent deferred sales charge for Class L. Please consult a prospectus for information about all share classes.

     The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility and market pressure than a fully diversified fund.

* The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

Strong Advisor Technology Fund
================================================================================

Your Fund's Approach

The Strong Advisor Technology Fund seeks capital growth. The Fund invests in stocks of companies of any size that derive at least 50 percent of their revenues, expenses, or profits from producing, developing, selling, using, or distributing technology products or services. The Fund's portfolio will likely include stocks from the following sectors: computer software and hardware, semiconductor, media, biotechnology, communications, electronics, defense, and aerospace. To select stocks for the Fund, the managers generally look for several characteristics, including strong revenue growth, overall financial strength, competitive advantages (for example, dominant market share), and effective management (for example, high return on invested capital). The portfolio can invest in futures and options transactions for hedging and risk-management purposes. Also, the Fund writes put and call options. To a limited extent, the Fund may also invest in foreign securities. The managers may sell a holding when its fundamental qualities deteriorate.


                    Growth of an Assumed $10,000 Investment
                            From 11-30-00 to 6-30-01

                              [CHART APPEARS HERE]

                    The Strong Advisor      S&P             Lipper Science &
                     Technology Fund     500 Index*      Technology Funds Index*
Nov 00                  $10,000           $10,000                $10,000
Dec 00                   $8,737           $10,049                 $9,895
Jan 01                  $10,349           $10,405                $10,899
Feb 01                   $7,625            $9,457                 $8,059
Mar 01                   $6,664            $8,858                 $6,878
Apr 01                   $8,011            $9,546                 $8,221
May 01                   $8,011            $9,610                 $7,837
Jun 01                   $8,080            $9,376                 $7,708

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index ("S&P 500") and the Lipper Science & Technology Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Class A shares only; performance for other classes will vary due to differences in fee structures.


Q:   How did the Fund perform?

A: The Strong Advisor Technology Fund performed well on a relative basis in the first half of 2001, which has thus far proved to be a very difficult environment for technology stocks. Although the Fund has reported losses, it has performed better than most of the Funds in its peer group.

Q: What market conditions, market events, and other factors affected the Fund's performance?

A: The market for technology stocks remained challenging in the first half of the year. Weakening world economies caused serious slowdowns in the major technology end markets, such as personal computers and wireless communications. Declining earnings, coupled with the final phases of the decline in stocks' price/earnings multiples that began last year, resulted in poor technology stock performance.

Q:   What investment strategies and techniques affected the Fund's performance?

A: We continue to look for the best companies in the fastest-growing areas of the technology sector. Given the difficult environment, we have employed a relatively cautious strategy this year. Our efforts have been focused on avoiding companies with slowing earnings growth and excessively high valuations. In addition, we have slanted the portfolio toward small- and mid-cap stocks; we are finding valuations in these areas more reasonable than those for larger companies. We have selectively added to our investments in software and semiconductor stocks, and have remained underweighted in telecommunications and datacom equipment sectors.

Q:   What is your outlook regarding the future of the markets?

A: Although we expect the volatility among technology stocks to continue over the near term, we believe that this sector of the market is well along into the bottoming process. Expectations are now at relatively low levels, and valuations are also more reasonable. In the coming months, we expect to see a return to a more normal technology-driven environment, where small- and mid-sized companies drive technology innovation. In the meantime, we continue to see opportunity for investments in companies related to optical communications systems, bio-engineered molecules, wireless data systems, and Internet-enabled business applications.

Q: Given the recent market volatility, why should individuals consider investing in technology stocks?

A: All indications are that the worldwide economy should remain in a low-inflation, low-growth mode--an environment that typically allows growth stocks to perform well. We continue to believe, despite recent turmoil, that technology innovation will be the primary driver of economic growth in the future.

     Thank you for your investment in the Strong Advisor Technology Fund.

     James B. Burkart
     Portfolio Co-Manager

     Deborah L. Koch
     Portfolio Co-Manager


Total Returns/1/

As of 6-30-01

Class A/2/
----------------------------------------------

          Since Inception           -13.40%
          (11-30-00)

Class B/2/
----------------------------------------------

          Since Inception           -14.20%
          (11-30-00)

Class C/2/
----------------------------------------------

          Since Inception           -14.50%
          (11-30-00)

Class L/2/

          Since Inception           -13.80%
          (11-30-00)

Equity funds are volatile investments and should only be considered for long-term goals.

/1/ Total return is not annualized and measures aggregate change in the value of an investment in the Fund, assuming reinvesment of dividends and capital gains. The Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

/2/ Total returns do not reflect the initial load for Class A. Total returns do not reflect the contingent deferred sales charge for Class B and Class C. Total returns do not reflect the initial load and contingent deferred sales charge for Class L. Please consult a prospectus for information about all share classes.

     The Fund concentrates its assets in the technology market sector. As a result, the Fund's shares are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

* The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.


SCHEDULES OF INVESTMENTS IN SECURITIES                 June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                        STRONG ADVISOR COMMON STOCK FUND

                                                     Shares or
                                                     Principal         Value
                                                      Amount          (Note 2)
--------------------------------------------------------------------------------

Common Stocks 87.0%
Banks - Midwest 1.4%
Fifth Third Bancorp                                   430,000       $25,821,500

Banks - Super Regional 2.8%
FleetBoston Financial Corporation                     637,300        25,141,485
SunTrust Banks, Inc.                                  370,000        23,968,600
                                                                    -----------
                                                                     49,110,085

Banks - West/Southwest 1.5%
City National Corporation                             605,000        26,795,450

Building - Cement/Concrete/
  Aggregate 1.3%
Vulcan Materials Company                              415,000        22,306,250

Building - Heavy Construction 1.2%
Jacobs Engineering Group, Inc. (b)                    335,000        21,852,050

Chemicals - Fertilizers 1.0%
IMC Global, Inc.                                    1,705,000        17,391,000

Chemicals - Specialty 1.6%
Crompton Corporation                                  715,600         7,800,040
Cytec Industries, Inc. (b)                            560,000        21,280,000
                                                                    -----------
                                                                     29,080,040

Commercial Services - Advertising 1.1%
TMP Worldwide, Inc. (b)                               345,000        20,392,950

Computer - Graphics 0.8%
NVIDIA Corporation (b)                                145,000        13,448,750

Computer - Memory Devices 3.4%
Microchip Technology, Inc. (b)                      1,010,000        34,592,500
SanDisk Corporation (b)                               912,300        25,444,047
                                                                    -----------
                                                                     60,036,547

Computer - Services 3.0%
IMS Health, Inc.                                      715,000        20,377,500
InterNAP Network Services Corporation (b)           2,570,000         8,403,900
KPMG Consulting, Inc. (b)                           1,560,000        23,946,000
                                                                    -----------
                                                                     52,727,400

Computer Software - Desktop 0.8%
Red Hat, Inc. (b)                                   3,660,000        14,640,000

Computer Software - Education/
  Entertainment 1.1%
Electronic Arts, Inc. (b)                             350,000        20,265,000

Computer Software - Enterprise 1.0%
Business Objects SA Sponsored ADR (b)                 780,000        18,408,000

Diversified Operations 1.3%
Carlisle Companies, Inc.                              677,500        23,624,425

Electronics - Miscellaneous
  Components 1.0%
Agere Systems, Inc. Class A (b)                     2,300,000        17,250,000

Electronics - Semiconductor
  Manufacturing 2.6%
Fairchild Semiconductor Corporation
  Class A (b)                                       1,440,000        33,120,000
Maxim Integrated Products, Inc. (b)                   281,999        12,467,176
                                                                    -----------
                                                                     45,587,176

Finance - Equity REIT 1.3%
Apartment Investment & Management
  Company Class A                                     495,000        23,859,000

Finance - Publicly Traded Investment
  Funds - Equity 2.6%
Nasdaq-100 Shares (b)                                 495,000        22,740,300
S & P Mid-Cap 400 Depositary Receipts                 245,000        23,336,250
                                                                    -----------
                                                                     46,076,550

Funeral Services & Related 1.2%
Hillenbrand Industries, Inc.                          365,000        20,845,150

Insurance - Life 1.2%
Protective Life Corporation                           620,000        21,309,400

Insurance - Property/Casualty/Title 2.0%
SAFECO Corporation                                    431,100        12,717,450
XL Capital, Ltd. Class A                              275,000        22,577,500
                                                                    -----------
                                                                     35,294,950

Internet - E*Commerce 1.3%
Critical Path, Inc. (b)                             2,800,000         2,856,000
DoubleClick, Inc. (b)                               1,500,000        20,940,000
                                                                    -----------
                                                                     23,796,000

Internet - Internet Service Provider/
  Content 0.5%
At Home Corporation Series A (b)                    3,885,000         8,313,900

Internet - Software 1.1%
Interwoven, Inc. (b)                                1,125,000        19,012,500

Leisure - Hotels & Motels 1.1%
Starwood Hotels & Resorts Worldwide, Inc.             540,000        20,131,200

Media - Cable TV 6.1%
AT&T Corporation - Liberty Media Group
  Class A (b)                                       1,417,000        24,783,330
Cox Communications, Inc. Class A (b)                  580,000        25,694,000
General Motors Corporation Class H (b)              1,125,700        22,795,425
NTL, Inc. (b)                                       1,400,000        16,870,000
UnitedGlobalCom, Inc. Class A (b)                   2,100,000        18,165,000
                                                                    -----------
                                                                    108,307,755

Media - Newspapers 1.1%
Dow Jones & Company, Inc.                             320,000        19,107,200

Medical - Biomedical/Genetics 1.6%
Celgene Corporation (b)                             1,016,000        29,311,600

Medical - Health Maintenance
  Organizations 3.1%
CIGNA Corporation                                     290,000        27,787,800
WellPoint Health Networks, Inc. (b)                   290,000        27,329,600
                                                                    -----------
                                                                     55,117,400

--------------------------------------------------------------------------------
                  STRONG ADVISOR COMMON STOCK FUND (continued)

                                                    Shares or
                                                    Principal          Value
                                                     Amount           (Note 2)
--------------------------------------------------------------------------------
Medical/Dental - Services 1.2%
Omnicare, Inc.                                      1,075,000       $21,715,000

Metal Ores - Gold/Silver 1.1%
Barrick Gold Corporation                            1,340,000        20,301,000

Oil & Gas - Drilling 3.1%
Diamond Offshore Drilling, Inc.                       596,400        19,711,020
Nabors Industries, Inc. (b)                           470,000        17,484,000
Noble Drilling Corporation (b)                        525,000        17,193,750
                                                                    -----------
                                                                     54,388,770

Oil & Gas - Machinery/Equipment 1.0%
Smith International, Inc. (b)                         310,000        18,569,000

Oil & Gas - Refining/Marketing 0.9%
Valero Energy Corporation                             425,000        15,631,500

Oil & Gas - United States Exploration &
  Production 4.8%
Anadarko Petroleum Corporation                        365,000        19,720,950
Apache Corporation                                    435,000        22,076,250
Devon Energy Corporation                              486,000        25,515,000
EOG Resources, Inc.                                   495,000        17,597,250
                                                                    -----------
                                                                     84,909,450

Pollution Control - Services 1.2%
Republic Services, Inc. (b)                         1,105,000        21,934,250

Real Estate Operations 1.4%
Security Capital Group, Inc. Class B (b)            1,173,000        25,102,200

Retail - Apparel/Shoe 0.6%
Intimate Brands, Inc.                                 713,100        10,746,417

Retail - Consumer Electronics 0.6%
Circuit City Stores, Inc.                             614,300        11,057,400

Retail - Department Stores 0.9%
Saks, Inc. (b)                                      1,640,000        15,744,000

Retail - Miscellaneous/Diversified 1.4%
Barnes & Noble, Inc. (b)                              635,000        24,987,250

Retail - Restaurants 1.1%
Outback Steakhouse, Inc. (b)                          705,000        20,304,000

Retail/Wholesale - Computer/Cellular 1.4%
Tech Data Corporation (b)                             760,000        25,353,600

Retail/Wholesale - Office Supplies 1.7%
Office Depot, Inc. (b)                              2,880,000        29,894,400

Steel - Producers 1.1%
Nucor Corporation                                     410,000        20,044,900

Telecommunications - Cellular 3.6%
Nextel Communications, Inc. Class A (b)             1,533,000        26,827,500
United States Cellular Corporation (b)                375,000        21,618,750
Vodafone Group PLC Sponsored ADR                      660,000        14,751,000
                                                                    -----------
                                                                     63,197,250

Telecommunications - Equipment 1.3%
Advanced Fibre Communications, Inc. (b)             1,110,000        23,310,000

Telecommunications - Services 6.9%
ALLTEL Corporation                                    364,800        22,347,648
AT&T Wireless Group (b)                             1,075,000        17,576,250
Allegiance Telecom, Inc. (b)                        1,270,000        19,037,300
Broadwing, Inc. (b)                                 1,080,000        26,406,000
Cablevision Systems Corporation (b)                   400,000        23,400,000
WorldCom, Inc.-MCI Group (b)                          900,000        14,490,000
                                                                    -----------
                                                                    123,257,198

Trucks & Parts - Heavy Duty 0.6%
PACCAR, Inc.                                          210,000        10,798,200
-------------------------------------------------------------------------------
Total Common Stocks (Cost $1,370,552,533)                         1,550,465,013
-------------------------------------------------------------------------------
Corporate Bonds 0.7%
Voicestream Wireless Corporation/
  Voicestream Wireless Holdings Corporation
  Senior Notes, 10.375%, Due 11/15/09            $ 10,745,900        12,304,056
-------------------------------------------------------------------------------
Total Corporate Bonds (Cost $6,835,751)                              12,304,056
-------------------------------------------------------------------------------
Short-Term Investments (a) 12.6%
Money Market Funds 0.8%
Strong Heritage Money Fund -
  Institutional Class (d)                          15,000,000        15,000,000

Repurchase Agreements 11.8%
ABN AMRO Inc. (Dated 6/29/01), 3.98%,
  Due 7/02/01 (Repurchase proceeds
  $208,569,153); Collateralized by:
  United States Government & Agency
  Issues (c)                                      208,500,000       208,500,000
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $2,391,997); Collateralized by: United
  States Government & Agency Issues (c)             2,391,300         2,391,300
                                                                    -----------
                                                                    210,891,300
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $225,891,300)                    225,891,300
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Investments in Securities
  (Cost $1,603,279,584) 100.3%                                    1,788,660,369
Other Assets and Liabilities, Net (0.3%)                             (5,485,448)
-------------------------------------------------------------------------------
Net Assets 100.0%                                                $1,783,174,921
===============================================================================

                       STRONG ADVISOR MID CAP GROWTH FUND

                                                    Shares or
                                                    Principal          Value
                                                     Amount           (Note 2)
-------------------------------------------------------------------------------
Common Stocks 99.9%
Aerospace - Defense 0.8%
Lockheed Martin Corporation                            36,800        $1,363,440

Banks - Super Regional 0.4%
Northern Trust Company                                 10,000           625,000

Building - Heavy Construction 1.5%
Fluor Corporation                                      55,200         2,492,280

Building - Resident/Commercial 0.8%
Centex Corporation                                     32,500         1,324,375

Commercial Services - Schools 1.1%
Apollo Group, Inc. Class A (b)                         41,600         1,765,920

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)     June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                 STRONG ADVISOR MID CAP GROWTH FUND (continued)

                                                     Shares or
                                                     Principal         Value
                                                      Amount          (Note 2)
--------------------------------------------------------------------------------

Commercial Services - Security/Safety 0.3%
Corrections Corporation of America (b)                 35,700       $   569,415

Computer - Local Networks 3.8%
Brocade Communications Systems, Inc. (b)               52,400         2,305,076
Extreme Networks, Inc. (b)                             66,700         1,967,650
Juniper Networks, Inc. (b)                             67,600         2,102,360
                                                                     ----------
                                                                      6,375,086

Computer - Manufacturers 1.2%
Apple Computer, Inc. (b)                               89,600         2,083,200

Computer - Memory Devices 0.9%
Microchip Technology, Inc. (b)                         41,800         1,431,650

Computer - Peripheral Equipment 1.6%
American Power Conversion Corporation (b)             105,400         1,660,050
Lexmark International Group, Inc. Class A (b)          15,200         1,022,200
                                                                     ----------
                                                                      2,682,250

Computer - Services 1.0%
SEI Investments Company                                36,200         1,715,880

Computer Software - Enterprise 12.3%
Adobe Systems, Inc.                                    64,100         3,012,700
Computer Associates International, Inc.                85,200         3,067,200
Compuware Corporation (b)                             179,700         2,514,003
Legato Systems, Inc. (b)                               58,200           928,290
Mercury Interactive Corporation (b)                    40,500         2,425,950
Micromuse, Inc. (b)                                    30,700           859,293
NetIQ Corporation (b)                                  63,700         1,993,173
Rational Software Corporation (b)                      41,800         1,172,490
Siebel Systems, Inc. (b)                               30,500         1,430,450
TIBCO Software, Inc. (b)                              145,000         1,851,650
VERITAS Software Corporation (b)                       20,300         1,350,559
                                                                     ----------
                                                                     20,605,758

Computer Software - Medical 1.7%
Cerner Corporation (b)                                 67,100         2,818,200

Electronics - Military Systems 1.2%
L-3 Communications Corporation (b)                     26,200         1,999,060

Electronics - Miscellaneous Components 2.4%
RF Micro Devices, Inc. (b)                             94,200         2,524,560
Vishay Intertechnology, Inc. (b)                       61,200         1,407,600
                                                                     ----------
                                                                      3,932,160

Electronics - Semiconductor Equipment 5.3%
KLA-Tencor Corporation (b)                             32,600         1,906,122
Lam Research Corporation (b)                           66,600         1,974,690
Novellus Systems, Inc. (b)                             48,900         2,777,031
Teradyne, Inc. (b)                                     67,200         2,224,320
                                                                     ----------
                                                                      8,882,163

Electronics - Semiconductor
  Manufacturing 9.9%
Advanced Micro Devices, Inc. (b)                       67,800         1,958,064
Cypress Semiconductor, Inc. (b)                        37,700           899,145
Integrated Device Technology, Inc. (b)                 39,700         1,258,093
Intersil Holding Corporation (b)                       42,600         1,550,640
Micron Technology, Inc. (b)                            64,200         2,638,620
National Semiconductor Corporation (b)                 45,800         1,333,696
QLogic Corporation (b)                                 17,000         1,095,650
Transmeta Corporation (b)                             216,600         1,208,628
TriQuint Semiconductor, Inc. (b)                      117,000         2,632,500
Xilinx, Inc. (b)                                       46,000         1,897,040
                                                                     ----------
                                                                     16,472,076

Electronics Products - Miscellaneous 3.6%
Celestica, Inc. (b)                                    29,100         1,498,650
Flextronics International, Ltd. (b)                    70,900         1,851,199
Gemstar-TV Guide International, Inc. (b)               19,400           853,600
Sanmina Corporation (b)                                74,000         1,732,340
                                                                     ----------
                                                                      5,935,789

Energy - Other 1.7%
Calpine Corporation (b)                                73,900         2,793,420

Finance - Consumer/Commercial Loans 1.4%
USA Education, Inc.                                    31,700         2,314,100

Finance - Investment Brokers 3.3%
The Bear Stearns Companies, Inc.                       28,300         1,668,851
A.G. Edwards, Inc.                                     22,800         1,026,000
Lehman Brothers Holdings, Inc.                         35,400         2,752,350
                                                                     ----------
                                                                      5,447,201

Finance - Investment Management 4.6%
Franklin Resources, Inc.                               46,600         2,132,882
Stilwell Financial, Inc.                              164,400         5,517,264
                                                                     ----------
                                                                      7,650,146

Finance - Mortgage & Related Services 0.9%
Countrywide Credit Industries, Inc.                    31,300         1,436,044

Financial Services - Miscellaneous 2.0%
Capital One Financial Corporation                      36,600         2,196,000
Concord EFS, Inc. (b)                                  21,300         1,107,813
                                                                     ----------
                                                                      3,303,813

Funeral Services & Related 0.7%
Service Corporation International (b)                 188,600         1,199,496

Insurance - Life 1.3%
Conseco, Inc.                                         157,900         2,155,335

Insurance - Property/Casualty/Title 1.7%
ACE, Ltd.                                              70,600         2,759,754

Internet - E*Commerce 1.0%
S1 Corporation (b)                                    122,500         1,715,000

Internet - Internet Service
  Provider/Content 0.6%
EarthLink, Inc. (b)                                    75,500         1,064,550

Internet - Network Security/Solutions 1.2%
VeriSign, Inc. (b)                                     34,200         2,052,342

Internet - Software 0.8%
RealNetworks, Inc. (b)                                113,400         1,332,450

Machinery - General Industrial 0.8%
Foster Wheeler, Ltd.                                  144,300         1,305,915

Media - Cable TV 1.0%
EchoStar Communications Corporation
  Class A (b)                                          53,700         1,740,954

Medical - Biomedical/Genetics 2.6%
Celgene Corporation (b)                                31,500           908,775
Human Genome Sciences, Inc. (b)                        20,500         1,235,125
ICOS Corporation (b)                                   21,300         1,363,200
Medimmune, Inc. (b)                                    17,600           830,720
                                                                     ----------
                                                                      4,337,820

-------------------------------------------------------------------------------

                 STRONG ADVISOR MID CAP GROWTH FUND (continued)

                                                     Shares or
                                                     Principal         Value
                                                      Amount          (Note 2)
-------------------------------------------------------------------------------

Medical - Generic Drugs 1.6%
IVAX Corporation (b)                                   68,175      $  2,658,825

Medical - Health Maintenance
  Organizations 0.5%
Oxford Health Plans, Inc. (b)                          28,800           823,680

Medical - Instruments 0.9%
Biomet, Inc.                                           32,600         1,566,756

Medical - Wholesale Drugs/Sundries 1.5%
AmeriSource Health Corporation Class A (b)             19,600         1,083,880
McKesson HBOC, Inc.                                    36,900         1,369,728
                                                                    -----------
                                                                      2,453,608

Medical/Dental - Services 1.0%
Caremark Rx, Inc. (b)                                  52,300           860,335
Laboratory Corporation of America
  Holdings (b)                                         10,200           784,380
                                                                    -----------
                                                                      1,644,715

Metal Ores - Gold/Silver 0.9%
Newmont Mining Company                                 81,500         1,516,715

Oil & Gas - Drilling 4.3%
ENSCO International, Inc.                              66,200         1,549,080
Nabors Industries, Inc. (b)                            92,800         3,452,160
Transocean Sedco Forex, Inc.                           51,700         2,132,625
                                                                    -----------
                                                                      7,133,865

Oil & Gas - Field Services 2.7%
BJ Services Company (b)                                44,700         1,268,586
Petroleum Geo-Services ASA
  Sponsored ADR (b)                                   141,300         1,428,543
Veritas DGC, Inc. (b)                                  65,800         1,825,950
                                                                    -----------
                                                                      4,523,079

Oil & Gas - Machinery/Equipment 1.0%
Cooper Cameron Corporation (b)                         30,500         1,701,900

Oil & Gas - United States Exploration &
  Production 0.8%
Devon Energy Corporation                               24,500         1,286,250

Retail - Consumer Electronics 1.3%
Best Buy Company, Inc. (b)                             34,700         2,204,144

Retail - Department Stores 2.1%
Kohl's Corporation (b)                                 22,500         1,411,425
J.C. Penney Company, Inc.                              81,700         2,153,612
                                                                    -----------
                                                                      3,565,037

Retail - Mail Order & Direct 1.1%
Cendant Corporation (b)                                94,400         1,840,800

Retail - Miscellaneous/Diversified 0.5%
AutoNation, Inc. (b)                                   69,100           801,560

Retail/Wholesale - Computer/Cellular 1.1%
RadioShack Corporation                                 59,700         1,820,850

Telecommunications - Equipment 2.3%
Comverse Technology, Inc. (b)                          17,500         1,008,350
ONI Systems Corporation (b)                            37,000         1,032,300
Scientific-Atlanta, Inc.                               46,000         1,867,600
                                                                    -----------
                                                                      3,908,250

Utility - Electric Power 0.9%
Mirant Corporation (b)                                 43,900         1,510,160
-------------------------------------------------------------------------------
Total Common Stocks (Cost $159,725,741)                             166,642,236
-------------------------------------------------------------------------------
Rights 0.0%
Seagate Tax Refund                                     31,200             2,496
-------------------------------------------------------------------------------
Total Rights (Cost $0)                                                    2,496
-------------------------------------------------------------------------------
Short-Term Investments (a) 0.7%
Repurchase Agreements
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $1,185,546); Collateralized by: United
  States Government & Agency Issues (c)            $1,185,200         1,185,200
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,185,200)                        1,185,200
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Investments in Securities (Cost $160,910,941) 100.6%          167,829,932
Other Assets and Liabilities, Net (0.6%)                             (1,005,306)
-------------------------------------------------------------------------------
Net Assets 100.0%                                                  $166,824,626
===============================================================================

                      STRONG ADVISOR SMALL CAP VALUE FUND

                                                    Shares or
                                                    Principal          Value
                                                     Amount           (Note 2)
-------------------------------------------------------------------------------
Common Stocks 93.7%
Auto/Truck - Original Equipment 2.0%
Dura Automotive Systems, Inc. (b)                     429,000       $ 6,864,000
Tower Automotive, Inc. (b) (e)                        533,900         5,472,475
                                                                    -----------
                                                                     12,336,475

Banks - Southeast 1.3%
Hibernia Corporation Class A                          443,200         7,888,960

Building - Air Conditioning &
  Heating Products 0.6%
York International Corporation (e)                    111,400         3,901,228

Building - Cement/Concrete/Aggregate 0.7%
U.S. Concrete, Inc. (b)                               538,100         4,288,657

Building - Heavy Construction 2.6%
Chicago Bridge & Iron Company NV                      410,200        13,885,270
Pitt-Des Moines, Inc.                                  76,200         2,628,900
                                                                    -----------
                                                                     16,514,170

Building - Maintenance & Services 1.6%
ABM Industries, Inc.                                  173,100         6,447,975
Healthcare Services Group, Inc. (b)                   498,300         3,537,930
                                                                    -----------
                                                                      9,985,905

Building - Paint & Allied Products 1.0%
H.B. Fuller Company (e)                               127,300         6,352,270

Building - Resident/Commercial 0.5%
Newmark Homes Corporation                             218,260         2,996,710

Chemicals - Plastics 1.0%
Intertape Polymer Group, Inc. (b)                     355,700         4,833,962
PolyOne Corporation                                   158,000         1,644,780
                                                                    -----------
                                                                      6,478,742

Chemicals - Specialty 0.8%
Minerals Technologies, Inc.                            52,900         2,270,468
Solutia, Inc.                                         234,550         2,990,513
                                                                    -----------
                                                                      5,260,981

Commercial Services - Advertising 0.9%
R.H. Donnelley Corporation (b) (e)                    178,500         5,712,000

Commercial Services - Business Services 0.5%
US Oncology, Inc. (b) (e)                             330,900         2,941,701

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)     June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                 STRONG ADVISOR SMALL CAP VALUE FUND (continued)

                                                     Shares or
                                                     Principal         Value
                                                      Amount          (Note 2)
--------------------------------------------------------------------------------
Commercial Services - Miscellaneous 1.9%
Navigant Consulting, Inc. (b)                          550,900       $ 4,517,380
Pegasus Solutions, Inc. (b) (e)                        629,100         7,266,105
                                                                     -----------
                                                                      11,783,485

Commercial Services - Security/Safety 2.5%
Armor Holdings, Inc. (b) (e)                           565,600         8,484,000
The Wackenhut Corporation Class B (b)                  242,900         3,339,875
Wackenhut Corrections Corporation (b)                  315,600         4,134,360
                                                                     -----------
                                                                      15,958,235

Commercial Services - Staffing 1.6%
kforce.com, Inc. (b)                                   676,900         4,399,850
Modis Professional Services, Inc. (b)                  527,640         3,640,716
Staff Leasing, Inc.                                    553,750         2,109,788
                                                                     -----------
                                                                      10,150,354

Computer - Graphics 1.3%
Evans & Sutherland Computer Corporation (b)            217,200         1,765,835
Pinnacle Systems, Inc. (b) (e)                         647,400         3,916,770
Silicon Graphics, Inc. (b)                           1,706,700         2,372,313
                                                                     -----------
                                                                       8,054,918

Computer - Memory Devices 1.0%
Iomega Corporation (b)                               2,559,900         6,118,161

Computer - Optical Recognition 1.1%
UNOVA, Inc. (b)                                      1,039,000         7,148,320

Computer Software - Enterprise 2.7%
JDA Software Group, Inc. (b) (e)                       293,060         4,867,727
Lightbridge, Inc. (b) (e)                              624,768        12,120,502
                                                                     -----------
                                                                      16,988,229

Electrical - Equipment 0.9%
Encore Wire Corporation (b) (e)                        472,800         5,612,136

Electronics - Laser Systems/Component 4.0%
Coherent, Inc. (b) (e)                                 495,400        17,918,618
Rofin-Sinar Technologies, Inc. (b)                     509,500         6,878,250
                                                                     -----------
                                                                      24,796,868

Electronics - Measuring Instruments 0.2%
IFR Systems, Inc. (b)                                  574,700         1,005,725

Electronics - Parts Distributors 0.7%
Richardson Electronics, Ltd.                           305,740         4,280,360

Electronics - Scientific Instruments 0.4%
Applera Corporation-Applied Biosystems
  Group (e)                                             86,600         2,316,550

Electronics - Semiconductor
  Manufacturing 1.0%
Cirrus Logic, Inc. (b) (e)                             263,000         6,056,890

Energy - Other 1.0%
Headwaters, Inc. (b) (e)                               411,800         6,588,800

Finance - Consumer/Commercial Loans 1.3%
World Acceptance Corporation (b)                       904,000         8,325,840

Finance - Savings & Loan 0.9%
Downey Financial Corporation                           119,500         5,647,570

Food - Miscellaneous Preparation 0.1%
M&F Worldwide Corporation (b)                          240,600           926,310

Insurance - Property/Casualty/Title 4.6%
GAINSCO, Inc.                                          864,500         1,037,400
Mercury General Corporation (e)                        498,500        17,432,545
ProAssurance Corporation (b)                           346,940         5,984,715
Vesta Insurance Group, Inc.                            379,000         4,150,050
                                                                     -----------
                                                                      28,604,710

Internet - Internet Service
  Provider/Content 2.8%
EarthLink, Inc. (b) (e)                              1,228,400        17,320,440

Internet - Software 0.9%
Net2Phone, Inc. (b) (e)                                905,500         5,433,000

Medical - Instruments 0.2%
Discovery Partners International, Inc. (b)             317,300         1,427,850

Medical - Nursing Homes 1.5%
Manor Care, Inc. (b) (e)                               289,200         9,182,100

Medical - Outpatient/Home Care 1.9%
Gentiva Health Services, Inc. (b)                      678,000        12,204,000

Medical - Products 1.8%
Allied Healthcare Products, Inc. (b)                   267,370           868,952
Pall Corporation (e)                                   445,700        10,487,321
                                                                     -----------
                                                                      11,356,273

Medical/Dental - Supplies 0.2%
Henry Schein, Inc. (b) (e)                              30,000         1,201,800

Metal Ores - Gold/Silver 5.1%
Apex Silver Mines, Ltd. (b)                            806,500         9,177,970
Glamis Gold, Ltd. (b)                                1,778,700         5,051,508
Goldcorp, Inc.                                         653,600         7,052,344
Harmony Gold Mining Company, Ltd.
  Sponsored ADR                                        689,900         3,925,531
Meridian Gold, Inc. (b)                                885,500         7,039,725
                                                                     -----------
                                                                      32,247,078

Metal Processing & Fabrication 0.1%
Webco Industries, Inc. (b)                             321,700           836,420

Oil & Gas - Drilling 2.1%
Helmerich & Payne, Inc. (e)                            179,200         5,522,944
Marine Drilling Companies, Inc. (b) (e)                415,600         7,942,116
                                                                     -----------
                                                                      13,465,060

Oil & Gas - Field Services 5.9%
Global Industries, Ltd. (b) (e)                        604,500         7,538,115
Key Energy Services, Inc. (b)                        1,094,200        11,861,128
Oceaneering International, Inc. (b) (e)                263,900         5,475,925
Petroleum Geo-Services ASA
  Sponsored ADR (b) (e)                                777,600         7,861,536
Petroleum Helicopters, Inc. (b)                         69,200         1,314,800
Petroleum Helicopters, Inc. (non-voting) (b)           147,580         2,641,682
                                                                     -----------
                                                                      36,693,186

Oil & Gas - Machinery/Equipment 0.5%
Matrix Service Company (b) (d)                         457,300         3,182,808

Oil & Gas - United States Exploration &
  Production 12.5%
Forest Oil Corporation (b)                             782,800        21,918,400
Greka Energy Corporation (b) (d)                       233,700         2,561,351
McMoRan Exploration Company (b) (e)                    336,400         5,046,000
Meridian Resource Corporation (b)                      640,530         4,592,600
Newfield Exploration Company (b) (e)                   195,000         6,251,700
Noble Affiliates, Inc.                                 228,900         8,091,615
Patina Oil & Gas Corporation                           244,200         6,471,300
Pure Resources, Inc. (b)                               194,900         3,508,200
Range Resources Corporation (b)                      2,093,500        12,561,000
Stone Energy Corporation (b) (e)                       162,200         7,185,460
                                                                     -----------
                                                                      78,187,626

-------------------------------------------------------------------------------

                 STRONG ADVISOR SMALL CAP VALUE FUND (continued)

                                                     Shares or
                                                     Principal         Value
                                                      Amount          (Note 2)
-------------------------------------------------------------------------------
Paper & Paper Products 1.9%
Chesapeake Corporation (e)                          346,600        $  8,578,350
Wausau-Mosinee Paper Corporation                    280,300           3,613,067
                                                                   ------------
                                                                     12,191,417

Pollution Control - Equipment 1.2%
Calgon Carbon Corporation                           967,630           7,595,896

Pollution Control - Services 1.6%
Newpark Resources, Inc. (b) (e)                     923,700          10,253,070

Retail - Apparel/Shoe 0.9%
Too, Inc. (b) (e)                                   211,600           5,797,840

Retail - Department Stores 0.5%
Shopko Stores, Inc. (b) (e)                         414,700           3,019,016

Retail - Mail Order & Direct 1.0%
dELiA*s Corporation Class A (b)                     332,100           2,656,800
J. Jill Group, Inc. (b) (e)                         175,500           3,553,875
                                                                   ------------
                                                                      6,210,675

Retail - Miscellaneous/Diversified 2.1%
Barbeques Galore, Ltd. Sponsored ADR (b) (d)        252,540             827,069
Blockbuster, Inc. Class A (e)                       276,500           5,046,125
Sharper Image Corporation (b) (d) (e)               680,900           7,129,023
                                                                   ------------
                                                                     13,002,217

Retail - Restaurants 0.1%
Sizzler International, Inc. (b)                     511,100             741,095

Retail/Wholesale - Auto Parts 0.8%
TBC Corporation (b)                                 551,200           5,280,496

Retail/Wholesale - Office Supplies 0.6%
Daisytek International Corporation (b) (e)          248,000           3,906,000

Shoes & Related Apparel 0.6%
Wolverine World Wide, Inc. (e)                      223,800           3,999,306

Steel - Producers 2.6%
Bethlehem Steel Corporation (b)                   2,155,900           4,354,918
Roanoke Electric Steel Corporation                   51,010             890,635
USX-US Steel Group (e)                              548,000          11,042,200
                                                                    -----------
                                                                     16,287,753

Telecommunications - Services 0.9%
Montana Power Company (e)                           485,500           5,631,800

Textile - Apparel Manufacturing 0.8%
Burlington Industries, Inc. (b)                   2,213,520           5,091,096

Transportation - Air Freight 0.3%
Aramex International, Ltd. (b)                      190,000           2,112,800

Transportation - Airline 0.5%
Linea Aerea Nacional Chile SA Sponsored ADR         325,400           3,042,490

Transportation - Rail 0.6%
Wisconsin Central Transportation
  Corporation (b)                                   227,400           3,804,402

Transportation - Truck 0.5%
Covenant Transport, Inc. Class A (b)                233,000           2,900,850
-------------------------------------------------------------------------------
Total Common Stocks (Cost $486,343,549)                             588,627,120
-------------------------------------------------------------------------------
Short-Term Investments (a) 7.3%
Repurchase Agreements
ABN AMRO Inc. (Dated 6/29/01), 3.98%,
  Due 7/02/01 (Repurchase proceeds
  $43,514,428); Collateralized by: United
  States Government & Agency Issues (c)         $43,500,000          43,500,000
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $2,134,022); Collateralized by: United
  States Government & Agency Issues (c)           2,133,400           2,133,400
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $45,633,400)                      45,633,400
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Investments in Securities (Cost $531,976,949) 101.0%          634,260,520
Other Assets and Liabilities, Net (1.0%)                             (6,359,267)
-------------------------------------------------------------------------------
Net Assets 100.0%                                                  $627,901,253
===============================================================================


WRITTEN OPTIONS ACTIVITY
-------------------------------------------------------------------------------
                                                       Contracts      Premiums
-------------------------------------------------------------------------------
Options outstanding at beginning of period               6,200      $ 1,972,914
Options written during the period                       70,179       15,553,054
Options closed                                         (47,136)     (11,527,488)
Options expired                                         (2,721)        (394,272)
Options exercised                                       (1,682)        (452,114)
                                                       -------      -----------
Options outstanding at end of period                    24,840      $ 5,152,094
                                                       =======      ===========

Closed, exercised and expired options resulted in a capital loss of $1,258,650.

WRITTEN OPTIONS DETAIL
-------------------------------------------------------------------------------
                                                       Contracts
                                                      (100 shares       Value
                                                      per contract)    (Note 2)
-------------------------------------------------------------------------------
Applera Corporation-Applied Biosystems Group
  Calls: (Strike Price is $30.00. Expiration date
  is 7/20/01. Premium received is $34,799.)               150          ($ 7,875)
  Calls: (Strike Price is $35.00. Expiration date
  is 9/21/01. Premium received is $91,247.)               250           (23,125)

Armor Holdings, Inc.
  Calls: (Strike Price is $12.50. Expiration date
  is 7/20/01.  Premium received is $33,008.)              300           (72,000)
  Calls: (Strike Price is $12.50. Expiration date
  is 8/17/01.  Premium received is $38,099.)              300           (75,000)
  Calls: (Strike Price is $15.00. Expiration date
  is 11/16/01.  Premium received is $40,653.)             350           (51,625)

Blockbuster, Inc. Class A
  Calls: (Strike Price is $17.50. Expiration date
  is 7/20/01.  Premium received is $22,199.)              100           (10,750)
  Calls: (Strike Price is $20.00. Expiration date
  is 7/20/01.  Premium received is $19,405.)              165            (2,888)

Chesapeake Corporation
  Calls: (Strike Price is $22.50. Expiration date
  is 7/20/01. Premium received is $9,400.)                100           (23,250)
  Calls: (Strike Price is $22.50. Expiration date
  is 8/17/01. Premium received is $18,290.)               100           (25,250)
  Calls: (Strike Price is $25.00. Expiration date
  is 8/17/01. Premium received is $10,800.)               100            (8,750)

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)     June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                 STRONG ADVISOR SMALL CAP VALUE FUND (continued)

                                                        Contracts
                                                       (100 shares      Value
                                                      per contract)    (Note 2)
--------------------------------------------------------------------------------
WRITTEN OPTIONS DETAIL (continued)
--------------------------------------------------------------------------------
  Calls: (Strike Price is $22.50. Expiration date
  is 11/16/01. Premium received is $20,699.)               100        ($ 32,500)
  Calls: (Strike Price is $25.00. Expiration date
  is 11/16/01. Premium received is $13,200.)               100          (17,750)
  Puts: (Strike Price is $22.50. Expiration date
  is 8/17/01. Premium received is $9,814.)                 100           (3,750)

Cirrus Logic, Inc.
  Calls: (Strike Price is $20.00. Expiration date
  is 7/20/01. Premium received is $43,399.)                200         (115,000)
  Calls: (Strike Price is $25.00. Expiration date
  is 7/20/01. Premium received is $18,654.)                100          (10,750)
  Calls: (Strike Price is $30.00. Expiration date
  is 7/20/01. Premium received is $13,700.)                100           (5,750)
  Calls: (Strike Price is $17.50. Expiration date
  is 8/17/01. Premium received is $30,063.)                100          (84,500)
  Calls: (Strike Price is $15.00. Expiration date
  is 9/21/01. Premium received is $57,698.)                100         (110,500)
  Calls: (Strike Price is $17.50. Expiration date
  is 9/21/01. Premium received is $44,699.)                100          (89,500)
  Calls: (Strike Price is $20.00. Expiration date
  is 9/21/01. Premium received is $58,198.)                100          (70,500)
  Calls: (Strike Price is $22.50. Expiration date
  is 9/21/01. Premium received is $122,246.)               250         (141,250)
  Calls: (Strike Price is $25.00. Expiration date
  is 9/21/01. Premium received is $72,598.)                300         (121,500)
  Calls: (Strike Price is $30.00. Expiration date
  is 9/21/01. Premium received is $19,698.)                100          (23,000)
  Calls: (Strike Price is $15.00. Expiration date
  is 12/21/01. Premium received is $100,047.)              150         (177,750)
  Calls: (Strike Price is $20.00. Expiration date
  is 12/21/01. Premium received is $136,095.)              300         (256,500)
  Calls: (Strike Price is $22.50. Expiration date
  is 12/21/01. Premium received is $49,698.)               100          (70,500)
  Calls: (Strike Price is $25.00. Expiration date
  is 12/21/01. Premium received is $40,335.)               100          (60,500)
  Calls: (Strike Price is $30.00. Expiration date
  is 12/21/01. Premium received is $46,275.)               150          (63,750)
  Calls: (Strike Price is $35.00. Expiration date
  is 12/21/01. Premium received is $28,819.)               110          (31,900)

Coherent, Inc.
  Calls: (Strike Price is $35.00. Expiration date
  is 7/20/01. Premium received is $32,699.)                100          (25,000)
  Calls: (Strike Price is $35.00. Expiration date
  is 8/17/01. Premium received is $20,349.)                 50          (18,500)
  Calls: (Strike Price is $40.00. Expiration date
  is 11/16/01. Premium received is $16,849.)                50          (20,000)
  Calls: (Strike Price is $45.00. Expiration date
  is 11/16/01. Premium received is $10,350.)                50          (12,500)

Daisytek International Corporation
  Calls: (Strike Price is $12.50. Expiration date
  is 9/21/01. Premium received is $16,199.)                100          (28,000)
  Calls: (Strike Price is $15.00. Expiration date
  is 9/21/01. Premium received is $38,199.)                350          (45,500)
  Calls: (Strike Price is $15.00. Expiration date
  is 12/21/01. Premium received is $17,199.)               100          (18,250)

Earthlink, Inc.
  Calls: (Strike Price is $15.00. Expiration date
  is 10/19/01. Premium received is $49,176.)               350          (67,375)

Encore Wire Corporation
  Calls: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $4,700.)                  50          (10,125)
  Calls: (Strike Price is $7.50. Expiration date
  is 8/17/01. Premium received is $38,898.)                200          (92,000)
  Calls: (Strike Price is $10.00. Expiration date
  is 8/17/01. Premium received is $7,900.)                 100          (20,250)
  Calls: (Strike Price is $12.50. Expiration date
  is 8/17/01. Premium received is $7,400.)                 100           (6,250)
  Calls: (Strike Price is $12.50. Expiration date
  is 11/16/01. Premium received is $3,510.)                 30           (4,125)

H.B. Fuller Company
  Calls: (Strike Price is $50.00. Expiration date
  is 7/20/01. Premium received is $11,941.)                 50           (8,625)
  Calls: (Strike Price is $45.00. Expiration date
  is 8/17/01. Premium received is $55,648.)                200         (115,000)
  Calls: (Strike Price is $50.00. Expiration date
  is 8/17/01. Premium received is $21,108.)                100          (26,000)
  Calls: (Strike Price is $40.00. Expiration date
  is 11/16/01. Premium received is $61,272.)                75          (81,750)
  Calls: (Strike Price is $45.00. Expiration date
  is 11/16/01. Premium received is $73,623.)               125          (89,375)
  Calls: (Strike Price is $50.00. Expiration date
  is 11/16/01. Premium received is $19,758.)                50          (22,000)
  Calls: (Strike Price is $55.00. Expiration date
  is 11/16/01. Premium received is $10,986.)                50          (12,000)

Global Industries, Ltd.
  Calls: (Strike Price is $15.00. Expiration date
  is 7/20/01. Premium received is $7,850.)                  50             (625)
  Calls: (Strike Price is $15.00. Expiration date
  is 9/21/01. Premium received is $41,263.)                200          (16,500)
  Calls: (Strike Price is $17.50. Expiration date
  is 9/21/01. Premium received is $13,700.)                100           (3,250)
  Calls: (Strike Price is $17.50. Expiration date
  is 12/21/01. Premium received is $8,850.)                 50           (3,875)

Headwaters, Inc.
  Calls: (Strike Price is $15.00. Expiration date
  is 7/20/01. Premium received is $26,899.)                200           (8,500)
  Calls: (Strike Price is $10.00. Expiration date
  is 8/17/01. Premium received is $15,154.)                100          (33,500)
  Calls: (Strike Price is $12.50. Expiration date
  is 8/17/01. Premium received is $13,200.)                100          (18,000)
  Calls: (Strike Price is $15.00. Expiration date
  is 8/17/01. Premium received is $35,625.)                200          (16,500)
  Calls: (Strike Price is $12.50. Expiration date
  is 11/21/01. Premium received is $41,899.)               200          (59,000)
  Calls: (Strike Price is $15.00. Expiration date
  is 11/21/01. Premium received is $35,649.)               200          (43,000)
  Calls: (Strike Price is $17.50. Expiration date
  is 11/21/01. Premium received is $23,535.)               200          (28,000)

Helmerich & Payne, Inc.
  Calls: (Strike Price is $35.00. Expiration date
  is 9/21/01. Premium received is $28,077.)                 50           (5,625)
  Calls: (Strike Price is $35.00. Expiration date
  is 12/21/01. Premium received is $15,349.)                50          (11,750)

JDA Software Group, Inc.
  Calls: (Strike Price is $12.50. Expiration date
  is 7/20/01. Premium received is $41,399.)                200          (91,000)
  Calls: (Strike Price is $15.00. Expiration date
  is 7/20/01. Premium received is $50,353.)                400          (93,000)

--------------------------------------------------------------------------------

                 STRONG ADVISOR SMALL CAP VALUE FUND (continued)

                                                      Contracts
                                                     (100 shares        Value
                                                    per contract)      (Note 2)
--------------------------------------------------------------------------------
WRITTEN OPTIONS DETAIL (continued)
--------------------------------------------------------------------------------
  Calls: (Strike Price is $17.50. Expiration date
  is 7/20/01. Premium received is $10,063.)              100          ($  6,250)
  Calls: (Strike Price is $15.00. Expiration date
  is 8/17/01. Premium received is $12,655.)              100            (26,750)
  Calls: (Strike Price is $15.00. Expiration date
  is 10/19/01. Premium received is $49,048.)             150            (50,250)
  Calls: (Strike Price is $17.50. Expiration date
  is 10/19/01. Premium received is $14,199.)             100            (17,750)

J. Jill Group, Inc.
  Calls: (Strike Price is $20.00. Expiration date
  is 7/20/01. Premium received is $4,450.)                50             (4,375)
  Calls: (Strike Price is $17.50. Expiration date
  is 9/21/01. Premium received is $29,699.)              100            (35,500)
  Calls: (Strike Price is $20.00. Expiration date
  is 9/21/01. Premium received is $31,199.)              100            (22,750)
  Calls: (Strike Price is $22.50. Expiration date
  is 9/21/01. Premium received is $4,050.)                25             (2,563)
  Calls: (Strike Price is $22.50. Expiration date
  is 12/21/01. Premium received is $27,699.)             100            (23,250)

Lightbridge, Inc.
  Calls: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $11,000.)              100            (88,500)
  Calls: (Strike Price is $12.50. Expiration date
  is 7/20/01. Premium received is $59,810.)              375           (238,125)
  Calls: (Strike Price is $15.00. Expiration date
  is 7/20/01. Premium received is $68,248.)              250           (100,000)
  Calls: (Strike Price is $17.50. Expiration date
  is 7/20/01. Premium received is $69,874.)              450            (88,875)
  Calls: (Strike Price is $20.00. Expiration date
  is 7/20/01. Premium received is $45,225.)              400            (29,000)
  Calls: (Strike Price is $17.50. Expiration date
  is 8/17/01. Premium received is $19,154.)              100            (26,000)
  Calls: (Strike Price is $20.00. Expiration date
  is 8/17/01. Premium received is $18,981.)              200            (29,500)
  Calls: (Strike Price is $12.50. Expiration date
  is 10/19/01. Premium received is $30,349.)              50            (34,750)
  Calls: (Strike Price is $15.00. Expiration date
  is 10/19/01. Premium received is $91,397.)             200           (104,000)
  Calls: (Strike Price is $17.50. Expiration date
  is 10/19/01. Premium received is $31,699.)             100            (37,000)
  Calls: (Strike Price is $20.00. Expiration date
  is 10/19/01. Premium received is $31,589.)             170            (40,800)

Manor Care, Inc.
  Calls: (Strike Price is $25.00. Expiration date
  is 7/20/01. Premium received is $35,724.)              175           (119,875)
  Calls: (Strike Price is $22.50. Expiration date
  is 8/17/01. Premium received is $95,247.)              250           (236,250)
  Calls: (Strike Price is $25.00. Expiration date
  is 8/17/01. Premium received is $64,748.)              250           (176,250)
  Calls: (Strike Price is $30.00. Expiration date
  is 8/17/01. Premium received is $34,790.)              350           (101,500)
  Calls: (Strike Price is $20.00. Expiration date
  is 11/16/01. Premium received is $106,546.)            150           (184,500)
  Calls: (Strike Price is $22.50. Expiration date
  is 11/16/01. Premium received is $129,746.)            250           (251,250)
  Calls: (Strike Price is $25.00. Expiration date
  is 11/16/01. Premium received is $81,397.)             200           (157,000)
  Calls: (Strike Price is $30.00. Expiration date
  is 11/16/01. Premium received is $75,297.)             400           (168,000)

Marine Drilling Companies, Inc.
  Calls: (Strike Price is $30.00. Expiration date
  is 7/20/01. Premium received is $15,199.)              100             (1,500)

McMoRan Exploration Company
  Calls: (Strike Price is $10.00. Expiration date
  is 8/17/01. Premium received is $45,198.)              100            (51,000)
  Calls: (Strike Price is $12.50. Expiration date
  is 8/17/01. Premium received is $21,699.)              100            (27,000)
  Calls: (Strike Price is $15.00. Expiration date
  is 8/17/01. Premium received is $31,699.)              300            (33,750)
  Calls: (Strike Price is $12.50. Expiration date
  is 11/16/01. Premium received is $24,299.)             150            (51,000)
  Calls: (Strike Price is $15.00. Expiration date
  is 11/16/01. Premium received is $10,100.)             150            (26,625)
  Puts: (Strike Price is $15.00. Expiration date
  is 7/20/01. Premium received is $7,400.)                50             (3,250)
  Puts: (Strike Price is $15.00. Expiration date
  is 8/17/01. Premium received is $10,600.)               50             (5,500)

Mercury General Corporation
  Calls: (Strike Price is $35.00. Expiration date
  is 9/21/01. Premium received is $30,699.)              100            (18,250)

Montana Power Company
  Calls: (Strike Price is $15.00. Expiration date
  is 7/20/01. Premium received is $23,599.)              200             (2,500)
  Calls: (Strike Price is $12.50. Expiration date
  is 10/19/01. Premium received is $22,699.)             100            (12,750)
  Calls: (Strike Price is $15.00. Expiration date
  is 10/19/01. Premium received is $15,482.)             150             (9,375)
  Puts: (Strike Price is $15.00. Expiration date
  is 7/20/01. Premium received is $7,350.)                50            (18,000)

Net2Phone, Inc.
  Calls: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $32,549.)              400             (5,000)
  Calls: (Strike Price is $10.00. Expiration date
  is 10/19/01. Premium received is $27,052.)             250             (8,750)
  Puts: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $23,899.)              150            (59,250)

Newfield Exploration Company
  Calls: (Strike Price is $35.00. Expiration date
  is 9/21/01. Premium received is $49,048.)              150            (20,625)

Newpark Resources, Inc.
  Calls: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $5,900.)               100            (13,250)

Oceaneering International, Inc.
  Calls: (Strike Price is $20.00. Expiration date
  is 7/20/01. Premium received is $15,079.)               40             (4,000)
  Calls: (Strike Price is $22.50. Expiration date
  is 7/20/01. Premium received is $9,280.)                40             (1,100)

Pall Corporation
  Calls: (Strike Price is $22.50. Expiration date
  is 7/20/01. Premium received is $8,100.)                50             (7,375)
  Calls: (Strike Price is $25.00. Expiration date
  is 9/21/01. Premium received is $14,250.)              150             (9,375)
  Calls: (Strike Price is $25.00. Expiration date
  is 12/21/01. Premium received is $7,850.)               50             (5,250)

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)     June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                 STRONG ADVISOR SMALL CAP VALUE FUND (continued)

                                                       Contracts
                                                     (100 shares        Value
                                                     per contract)     (Note 2)
--------------------------------------------------------------------------------
WRITTEN OPTIONS DETAIL (continued)
--------------------------------------------------------------------------------
Pegasus Solutions, Inc.
  Calls: (Strike Price is $7.50. Expiration date
  is 7/20/01. Premium received is $19,199.)              100        ($   40,500)
  Calls: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $39,699.)              250            (43,125)
  Calls: (Strike Price is $12.50. Expiration date
  is 7/20/01. Premium received is $96,297.)              650            (27,625)
  Calls: (Strike Price is $10.00. Expiration date
  is 10/19/01. Premium received is $23,699.)             100            (26,250)
  Calls: (Strike Price is $12.50. Expiration date
  is 10/19/01. Premium received is $19,199.)             100            (14,750)

Petroleum Geo-Services ASA Sponsored ADR
  Calls: (Strike Price is $10.00. Expiration date
  is 8/17/01. Premium received is $15,699.)              100             (7,750)
  Calls: (Strike Price is $12.50. Expiration date
  is 8/17/01. Premium received is $9,700.)               100             (1,250)
  Calls: (Strike Price is $12.50. Expiration date
  is 11/16/01. Premium received is $17,699.)             100             (6,750)

Pinnacle Systems, Inc.
  Calls: (Strike Price is $7.50. Expiration date
  is 7/20/01. Premium received is $19,789.)              300             (3,750)
  Calls: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $39,249.)              350             (4,375)
  Calls: (Strike Price is $7.50. Expiration date
  is 10/19/01. Premium received is $43,522.)             400             (5,000)
  Calls: (Strike Price is $10.00. Expiration date
  is 10/19/01. Premium received is $8,400.)              100             (1,750)

R.H. Donnelley Corporation
  Calls: (Strike Price is $25.00. Expiration date
  is 8/17/01. Premium received is $70,618.)              160           (108,000)
  Calls: (Strike Price is $30.00. Expiration date
  is 8/17/01. Premium received is $11,775.)               75            (17,437)

Henry Schein, Inc.
  Calls: (Strike Price is $30.00. Expiration date
  is 7/20/01. Premium received is $74,698.)              100            (71,500)
  Calls: (Strike Price is $35.00. Expiration date
  is 7/20/01. Premium received is $119,396.)             200            (60,000)

Sharper Image Corporation
  Calls: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $20,063.)              100             (8,500)
  Calls: (Strike Price is $12.50. Expiration date
  is 7/20/01. Premium received is $8,900.)               100             (1,000)
  Calls: (Strike Price is $10.00. Expiration date
  is 8/17/01. Premium received is $52,098.)              300            (39,000)
  Calls: (Strike Price is $12.50. Expiration date
  is 8/17/01. Premium received is $34,435.)              300            (12,000)
  Calls: (Strike Price is $12.50. Expiration date
  is 11/16/01. Premium received is $31,249.)             250            (22,500)
  Calls: (Strike Price is $15.00. Expiration date
  is 11/16/01. Premium received is $9,600.)              150             (6,750)

Shopko Stores, Inc.
  Calls: (Strike Price is $7.50. Expiration date
  is 9/21/01. Premium received is $8,264.)               100             (7,750)
  Calls: (Strike Price is $7.50. Expiration date
  is 12/21/01. Premium received is $9,700.)              100            (12,000)
  Puts: (Strike Price is $10.00. Expiration date
  is 7/20/01. Premium received is $5,460.)                30             (7,950)

Stone Energy Corporation
  Calls: (Strike Price is $55.00. Expiration date
  is 9/21/01. Premium received is $11,775.)               75             (5,062)
  Calls: (Strike Price is $60.00. Expiration date
  is 9/21/01. Premium received is $18,849.)               50             (1,375)

Too, Inc.
  Calls: (Strike Price is $17.50. Expiration date
  is 8/17/01. Premium received is $19,349.)               50            (48,250)
  Calls: (Strike Price is $20.00. Expiration date
  is 8/17/01. Premium received is $21,899.)              200           (147,000)
  Calls: (Strike Price is $25.00. Expiration date
  is 8/17/01. Premium received is $22,549.)              150            (45,000)

Tower Automotive, Inc.
  Calls: (Strike Price is $7.50. Expiration date
  is 8/17/01. Premium received is $28,799.)              150            (41,625)
  Calls: (Strike Price is $10.00. Expiration date
  is 8/17/01. Premium received is $24,999.)              200            (15,500)
  Calls: (Strike Price is $10.00. Expiration date
  is 11/16/01. Premium received is $26,171.)             220            (25,850)

USX-US Steel Group
  Calls: (Strike Price is $15.00. Expiration date
  is 7/20/01. Premium received is $7,850.)                50            (25,750)
  Calls: (Strike Price is $17.50. Expiration date
  is 7/20/01. Premium received is $9,850.)                50            (14,125)
  Calls: (Strike Price is $20.00. Expiration date
  is 8/17/01. Premium received is $9,791.)               100            (11,000)
  Calls: (Strike Price is $20.00. Expiration date
  is 10/19/01. Premium received is $22,050.)             150            (27,750)

US Oncology, Inc.
  Calls: (Strike Price is $7.50. Expiration date
  is 9/21/01. Premium received is $19,399.)              200            (28,500)
  Calls: (Strike Price is $7.50. Expiration date
  is 12/21/01. Premium received is $35,399.)             200            (35,500)
  Calls: (Strike Price is $10.00. Expiration date
  is 12/21/01. Premium received is $15,299.)             200            (14,500)

Wolverine World Wide, Inc.
  Calls: (Strike Price is $20.00. Expiration date
  is 12/21/01. Premium received is $54,798.)             400            (51,000)

York International Corporation
  Calls: (Strike Price is $35.00. Expiration date
  is 7/20/01. Premium received is $15,699.)              100            (10,750)
  Calls: (Strike Price is $30.00. Expiration date
  is 8/17/01. Premium received is $36,699.)              100            (53,500)
  Calls: (Strike Price is $35.00. Expiration date
  is 8/17/01. Premium received is $29,549.)              150            (25,125)
  Calls: (Strike Price is $35.00. Expiration date
  is 11/16/01. Premium received is $9,600.)               50            (14,000)
                                                      ------         ----------
                                                      24,840        ($6,935,925)
                                                      ======         ==========

-----------------------------------------------------------------------------
STRONG ADVISOR U.S. VALUE FUND

                                                      Shares or
                                                      Principal      Value
                                                       Amount       (Note 2)
-----------------------------------------------------------------------------
Common Stocks 90.5%
Aerospace - Defense 1.4%
The Boeing Company                                      57,400    $ 3,191,440

Aerospace - Defense Equipment 1.7%
United Technologies Corporation                         51,900      3,802,194

Auto Manufacturers - Domestic 0.3%
Ford Motor Company                                      29,000        711,950

Auto/Truck - Original Equipment 0.2%
Delphi Automotive Systems Corporation                   28,000        446,040

Banks - Money Center 8.2%
Bank of America Corporation                             69,400      4,166,082
The Bank of New York Company, Inc.                      55,100      2,644,800
Citigroup, Inc.                                        157,869      8,341,798
J.P. Morgan Chase & Company                             71,100      3,171,060
                                                                  -----------
                                                                   18,323,740
Banks - Super Regional 1.6%
FleetBoston Financial Corporation                       30,500      1,203,225
Wells Fargo Company                                     53,100      2,465,433
                                                                  -----------
                                                                    3,668,658
Beverages - Alcoholic 1.6%
Anheuser-Busch Companies, Inc.                          87,500      3,605,000

Beverages - Soft Drinks 0.3%
PepsiCo, Inc.                                           17,300        764,660

Building - Construction Products/
  Miscellaneous 0.6%
Masco Corporation                                       54,500      1,360,320

Chemicals - Basic 0.4%
The Dow Chemical Company                                25,300        841,225

Chemicals - Plastics 0.4%
Eastman Chemical Company                                16,600        790,658

Chemicals - Specialty 0.6%
Air Products & Chemicals, Inc.                          27,000      1,235,250

Commercial Services - Advertising 0.7%
The Interpublic Group of Companies, Inc.                56,300      1,652,405

Computer - Manufacturers 2.2%
Compaq Computer Corporation                             98,500      1,525,765
Hewlett-Packard Company                                 29,600        846,560
International Business Machines Corporation             21,700      2,452,100
                                                                  -----------
                                                                    4,824,425
Computer - Services 0.2%
Computer Sciences Corporation (b)                       11,500        397,900

Computer Software - Desktop 1.0%
Microsoft Corporation (b)                               32,100      2,330,460

Computer Software - Enterprise 0.6%
Adobe Systems, Inc.                                     27,000      1,269,000

Diversified Operations 6.3%
AOL Time Warner, Inc. (b)                               87,976      4,662,728
E.I. Du Pont de Nemours & Company                       23,300      1,123,992
Minnesota Mining & Manufacturing Company                19,300      2,202,130
Pharmacia Corporation                                    7,500        344,625
Textron, Inc.                                           36,500      2,008,960
Tyco International, Ltd.                                48,000      2,616,000
Vivendi Universal SA Sponsored ADR                      18,159      1,053,222
                                                                  -----------
                                                                   14,011,657
Electrical - Equipment 3.4%
Emerson Electric Company                                34,600      2,093,300
General Electric Company                               111,600      5,440,500
                                                                  -----------
                                                                    7,533,800
Electronics - Semiconductor
  Manufacturing 1.5%
Intel Corporation                                       88,400      2,585,700
Texas Instruments, Inc.                                 24,700        778,050
                                                                  -----------
                                                                    3,363,750
Electronics Products - Miscellaneous 0.2%
Solectron Corporation (b)                               25,000        457,500

Finance - Consumer/Commercial Loans 1.4%
Household International, Inc.                           47,400      3,161,580

Finance - Investment Brokers 2.1%
Merrill Lynch & Company, Inc.                           42,800      2,535,900
Morgan Stanley, Dean Witter & Company                   32,000      2,055,360
                                                                  -----------
                                                                    4,591,260
Finance - Mortgage & Related Services 4.6%
Federal Home Loan Mortgage Corporation                 113,000      7,910,000
Federal National Mortgage Association                   27,300      2,324,595
                                                                  -----------
                                                                   10,234,595
Financial Services - Miscellaneous 2.1%
American Express Company                                58,800      2,281,440
MBNA Corporation                                        75,600      2,491,020
                                                                  -----------
                                                                    4,772,460
Food - Confectionery 0.3%
Hershey Foods Corporation                               11,000        678,810

Food - Miscellaneous Preparation 1.1%
Kraft Foods, Inc. Class A (b)                           37,100      1,150,100
Quaker Oats Company                                     14,000      1,277,500
                                                                  -----------
                                                                    2,427,600
Insurance - Brokers 2.6%
Aon Corporation                                         92,200      3,227,000
Marsh & McLennan Companies, Inc.                        25,900      2,615,900
                                                                  -----------
                                                                    5,842,900
Insurance - Property/Casualty/Title 3.5%
The Allstate Corporation                                63,500      2,793,365
American International Group, Inc.                      57,844      4,974,584
                                                                  -----------
                                                                    7,767,949
Leisure - Hotels & Motels 0.4%
Starwood Hotels & Resorts Worldwide, Inc.               23,300        868,624

Machinery - Construction/Mining 0.6%
Caterpillar, Inc.                                       26,000      1,301,300

Machinery - Farm 1.0%
Deere & Company                                         61,700      2,335,345

Machinery - General Industrial 0.2%
Ingersoll-Rand Company                                  10,900        449,080

Media - Books 1.0%
McGraw-Hill, Inc.                                       33,400      2,209,410

Media - Cable TV 1.0%
Comcast Corporation Class A (b)                         49,200      2,135,280

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)     June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STRONG ADVISOR U.S. VALUE FUND (continued)

                                                        Shares or
                                                        Principal       Value
                                                         Amount        (Note 2)
--------------------------------------------------------------------------------
Media - Newspapers 0.5%
Gannett Company, Inc.                                    15,500     $  1,021,450

Media - Radio/TV 1.3%
Clear Channel Communications, Inc. (b)                   17,400        1,090,980
Viacom, Inc. Class B (b)                                 35,980        1,861,965
                                                                    ------------
                                                                       2,952,945

Medical - Drug/Diversified 1.0%
Johnson & Johnson                                        44,600        2,230,000

Medical - Ethical Drugs 3.9%
Eli Lilly & Company                                      11,800          873,200
Merck & Company, Inc.                                    27,300        1,744,743
Pfizer, Inc.                                            106,800        4,277,340
Schering-Plough Corporation                              50,100        1,815,624
                                                                    ------------
                                                                       8,710,907

Medical - Health Maintenance Organizations 0.6%
UnitedHealth Group, Inc.                                 22,000        1,358,500

Medical - Hospitals 1.0%
HCA-The Healthcare Company                               49,200        2,223,348

Metal Ores - Miscellaneous 0.7%
Alcan, Inc.                                              38,000        1,596,760

Oil & Gas - Drilling 0.4%
Transocean Sedco Forex, Inc.                             21,900          903,375

Oil & Gas - Field Services 0.1%
Halliburton Company                                       7,000          249,200

Oil & Gas - International Integrated 5.9%
Exxon Mobil Corporation                                  92,138        8,048,254
Royal Dutch Petroleum Company                            45,600        2,657,112
Texaco, Inc.                                             37,500        2,497,500
                                                                    ------------
                                                                      13,202,866

Oil & Gas - Machinery/Equipment 2.3%
Baker Hughes, Inc.                                       88,400        2,961,400
Grant Prideco, Inc. (b)                                 119,000        2,081,310
                                                                    ------------
                                                                       5,042,710

Oil & Gas - Production/Pipeline 0.3%
Enron Corporation                                        14,100          690,900

Paper & Paper Products 0.3%
The Mead Corporation                                     24,400          662,216

Retail - Drug Stores 0.8%
CVS Corporation                                          45,700        1,764,020

Retail - Major Discount Chains 3.0%
Target Corporation                                       62,900        2,176,340
Wal-Mart Stores, Inc.                                    93,300        4,553,040
                                                                    ------------
                                                                       6,729,380

Retail - Restaurants 0.5%
McDonald's Corporation                                   38,800        1,049,928

Retail - Super/Mini Markets 1.0%
The Kroger Company (b)                                   85,700        2,142,500

Retail/Wholesale - Building Products 1.5%
The Home Depot, Inc.                                     69,850        3,251,517

Retail/Wholesale - Computer/Cellular 0.2%
RadioShack Corporation                                   14,600          445,300

Telecommunications - Equipment 0.6%
Motorola, Inc.                                           76,500        1,266,840

Telecommunications - Services 4.3%
AT&T Corporation                                        117,400        2,582,800
BellSouth Corporation                                    21,900          881,913
SBC Communications, Inc.                                 70,149        2,810,169
Verizon Communications, Inc.                             49,800        2,664,300
WorldCom, Inc.-WorldCom Group (b)                        46,000          688,160
                                                                    ------------
                                                                       9,627,342

Tobacco 1.9%
Philip Morris Companies, Inc.                            81,600        4,141,200

Utility - Electric Power 3.1%
Duke Energy Corporation                                  71,200        2,777,512
Exelon Corporation                                       29,675        1,902,761
Mirant Corporation (b)                                   14,512          499,213
The Southern Company                                     36,500          848,625
TXU Corporation                                          20,500          987,895
                                                                    ------------
                                                                       7,016,006
--------------------------------------------------------------------------------
Total Common Stocks (Cost $157,438,373)                              201,637,435
--------------------------------------------------------------------------------
Short-Term Investments (a) 9.9%
Repurchase Agreements
ABN AMRO Inc. (Dated 6/29/01), 3.98%,
  Due 7/02/01 (Repurchase proceeds
  $20,406,766); Collateralized by: United
  States Government & Agency Issues (c)             $20,400,000       20,400,000
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $1,691,793); Collateralized by: United
  States Government & Agency Issues (c)               1,691,300        1,691,300
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $22,091,300)                       22,091,300
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investments in Securities (Cost $179,529,673) 100.4%           223,728,735
Other Assets and Liabilities, Net (0.4%)                                (855,921)
--------------------------------------------------------------------------------
Net Assets 100.0%                                                   $222,872,814
================================================================================


STRONG ADVISOR ENDEAVOR 20 FUND

                                                        Shares or
                                                        Principal       Value
                                                         Amount        (Note 2)
--------------------------------------------------------------------------------
Common Stocks 92.1%
Computer Software - Education/
  Entertainment 5.3%
Activision, Inc. (b)                                      1,010          $39,643
Electronic Arts, Inc. (b)                                   730           42,267
                                                                         -------
                                                                          81,910

Computer Software - Enterprise 5.4%
Mercury Interactive Corporation (b)                         670           40,133
VERITAS Software Corporation (b)                            665           44,242
                                                                         -------
                                                                          84,375

Computer Software - Security 1.2%
Check Point Software Technologies, Ltd. (b)                 385           19,469

Diversified Operations 3.6%
AOL Time Warner, Inc. (b)                                 1,045           55,385

--------------------------------------------------------------------------------
                 STRONG ADVISOR ENDEAVOR 20 Fund (continued)

                                                           Shares or
                                                           Principal     Value
                                                            Amount      (Note 2)
---------------------------------------------------------------------------------
Electronics - Measuring Instruments 5.8%
Mettler-Toledo International, Inc. (b)                        1,040    $   44,980
Tektronix, Inc. (b)                                           1,185        32,173
Waters Corporation (b)                                          490        13,529
                                                                       ----------
                                                                           90,682
Electronics - Miscellaneous Components 3.0%
RF Micro Devices, Inc. (b)                                    1,740        46,632

Electronics - Semiconductor Equipment 1.4%
KLA-Tencor Corporation (b)                                      370        21,634

Electronics Products - Miscellaneous 5.8%
Celestica, Inc. (b)                                           1,300        66,950
Gemstar-TV Guide International, Inc. (b)                        545        23,980
                                                                       ----------
                                                                           90,930
Leisure - Products 3.7%
Brunswick Corporation                                         2,380        57,191

Media - Cable TV 15.5%
AT&T Corporation - Liberty Media
  Group Class A (b)                                           3,415        59,728
Charter Communications, Inc. Class A (b)                      3,720        86,862
EchoStar Communications Corporation
  Class A (b)                                                 2,905        94,180
                                                                       ----------
                                                                          240,770
Media - Radio/TV 4.3%
Viacom, Inc. Class B (b)                                      1,280        66,240

Medical - Biomedical/Genetics 3.2%
Amgen, Inc. (b)                                                 440        26,699
Transkaryotic Therapies, Inc. (b)                               790        23,266
                                                                       ----------
                                                                           49,965
Medical - Drug/Diversified 2.3%
Johnson & Johnson                                               730        36,500

Medical/Dental - Services 1.6%
Covance, Inc. (b)                                             1,075        24,349

Oil & Gas - Drilling 1.9%
Nabors Industries, Inc. (b)                                     785        29,202

Oil & Gas - Field Services 3.8%
BJ Services Company (b)                                       2,080        59,030

Retail - Discount & Variety 5.7%
Dollar Tree Stores, Inc. (b)                                  3,195        88,949

Retail - Miscellaneous/Diversified 10.7%
Barnes & Noble, Inc. (b)                                      2,455        96,604
Borders Group, Inc. (b)                                       3,140        70,336
                                                                       ----------
                                                                          166,940
Telecommunications - Services 2.7%
Cablevision Systems Corporation (b)                             715        41,828

Textile - Apparel Manufacturing 5.2%
Liz Claiborne, Inc.                                           1,620        81,729
---------------------------------------------------------------------------------
Total Common Stocks (Cost $1,380,039)                                   1,433,710
---------------------------------------------------------------------------------
Short-Term Investments (a) 11.5%
Repurchase Agreements
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds $178,952);
  Collateralized by:
  United States Government
  & Agency Issues (c)                                      $178,900    $  178,900
---------------------------------------------------------------------------------
Total Short-Term Investments (Cost $178,900)                              178,900
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,558,939) 103.6%                1,612,610
Other Assets and Liabilities, Net (3.6%)                                  (55,637)
---------------------------------------------------------------------------------
Net Assets 100.0%                                                      $1,556,973
=================================================================================

                            STRONG ADVISOR FOCUS FUND

                                                           Shares or
                                                           Principal      Value
                                                            Amount       (Note 2)
---------------------------------------------------------------------------------
Common Stocks 93.1%
Banks - Money Center 5.9%
Citigroup, Inc.                                              10,000      $528,400

Commercial Services - Advertising 1.9%
Omnicom Group, Inc.                                           2,000       172,000

Computer - Local Networks 2.2%
Cisco Systems, Inc. (b)                                      11,000       200,200

Computer - Services 2.0%
Sungard Data Systems, Inc. (b)                                6,000       180,060

Computer Software - Desktop 8.1%
Microsoft Corporation (b)                                    10,000       726,000

Computer Software - Education/
  Entertainment 2.6%
Electronic Arts, Inc. (b)                                     4,000       231,600

Computer Software - Enterprise 5.1%
Siebel Systems, Inc. (b)                                      4,000       187,600
VERITAS Software Corporation (b)                              4,000       266,120
                                                                         --------
                                                                          453,720
Electronics - Semiconductor Equipment 1.5%
Lam Research Corporation (b)                                  4,500       133,425

Finance - Savings & Loan 2.1%
Dime Bancorp, Inc.                                            5,000       186,250

Financial Services - Miscellaneous 3.2%
Concord EFS, Inc. (b)                                         5,500       286,055

Insurance - Brokers 1.3%
Willis Group Holdings, Ltd. (b)                               6,500       115,375

Insurance - Life 2.0%
Lincoln National Corporation                                  3,500       181,125

Internet - Network Security/Solutions 1.0%
VeriSign, Inc. (b)                                            1,500        90,015

Leisure - Hotels & Motels 7.0%
Marriott International, Inc. Class A                          5,000       236,700
Starwood Hotels & Resorts Worldwide, Inc.                    10,500       391,440
                                                                         --------
                                                                          628,140

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)     June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                      STRONG ADVISOR FOCUS FUND (continued)

                                                          Shares or
                                                          Principal       Value
                                                           Amount       (Note 2)
--------------------------------------------------------------------------------
Media - Radio/TV 8.6%
Clear Channel Communications, Inc. (b)                      9,000    $  564,300
Viacom, Inc. Class B (b)                                    4,000       207,000
                                                                     ----------
                                                                        771,300

Medical - Biomedical/Genetics 2.0%
Genzyme Corporation (b)                                     2,900       176,900

Medical - Drug/Diversified 5.4%
Abbott Laboratories                                        10,000       480,100


Medical - Ethical Drugs 2.0%
Elan Corporation PLC Sponsored ADR (b)                      3,000       183,000

Medical - Generic Drugs 2.6%
IVAX Corporation (b)                                        6,000       234,000

Medical - Wholesale Drugs/Sundries 1.2%
Cardinal Health, Inc.                                       1,500       103,500

Medical/Dental - Services 5.4%
Caremark Rx, Inc. (b)                                      11,000       180,950
Laboratory Corporation of America Holdings (b)              4,000       307,600
                                                                     ----------
                                                                        488,550

Oil & Gas - United States Integrated 0.3%
Kerr McGee Corporation                                        400        26,508

Retail - Consumer Electronics 1.8%
Best Buy Company, Inc. (b)                                  2,500       158,800

Retail - Department Stores 3.5%
Kohl's Corporation (b)                                      5,000       313,650

Retail - Drug Stores 0.6%
Walgreen Company                                            1,500        51,225

Retail - Mail Order & Direct 5.7%
Cendant Corporation (b)                                    26,000       507,000

Retail - Miscellaneous/Diversified 5.2%
AutoNation, Inc. (b)                                       25,000       290,000
Bed Bath & Beyond, Inc. (b)                                 6,000       180,000
                                                                    -----------
                                                                        470,000

Retail/Wholesale - Building Products 2.9%
The Home Depot, Inc.                                        4,000       186,200
Lowe's Companies, Inc.                                      1,000        72,550
                                                                    -----------
                                                                        258,750
-------------------------------------------------------------------------------
Total Common Stocks (Cost $7,844,704)                                 8,335,648
-------------------------------------------------------------------------------
Short-Term Investments (a) 8.4%
Repurchase Agreements
ABN AMRO Inc. (Dated 6/29/01), 3.98%,
  Due 7/02/01 (Repurchase proceeds
  $500,166); Collateralized by: United
  States Government & Agency Issues (c)                  $500,000       500,000
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $256,175); Collateralized by: United
  States Government & Agency Issues (c)                   256,100       256,100
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $756,100)                            756,100
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Investments in Securities (Cost $8,600,804) 101.5%              9,091,748
Other Assets and Liabilities, Net (1.5%)                               (134,957)
-------------------------------------------------------------------------------
Net Assets 100.0%                                                    $8,956,791
===============================================================================
-------------------------------------------------------------------------------
WRITTEN OPTIONS ACTIVITY
-------------------------------------------------------------------------------
                                                     Contracts         Premiums
-------------------------------------------------------------------------------
Options outstanding at beginning of period               2              $1,744
Options written during the period                        5               4,762
Options closed                                          (7)             (6,506)
Options expired                                         --                  --
Options exercised                                       --                  --
                                                        --              ------
Options outstanding at end of period                    --              $   --
                                                        ==              ======

Closed options resulted in a capital gain of $3,300.

                         STRONG ADVISOR TECHNOLOGY FUND

                                                           Shares or
                                                           Principal      Value
                                                            Amount      (Note 2)
--------------------------------------------------------------------------------
Common Stocks 90.4%
Commercial Services - Miscellaneous 1.0%
ProBusiness Services, Inc. (b)                              1,000      $ 26,550

Computer - Graphics 2.1%
NVIDIA Corporation (b)                                        600        55,650

Computer - Manufacturers 2.9%
Dell Computer Corporation (b)                               2,900        75,255

Computer - Memory Devices 1.4%
Read-Rite Corporation (b)                                   6,800        35,700

Computer Software - Desktop 5.1%
Mapinfo Corporation (b)                                     2,050        45,100
Microsoft Corporation (b)                                   1,200        87,120
                                                                        -------
                                                                        132,220

Computer Software - Enterprise 14.2%
Business Objects SA Sponsored ADR (b)                       1,200        28,320
Mercury Interactive Corporation (b)                         1,350        80,865
NMS Communications Corporation (b)                          3,950        27,650
National Instruments Corporation (b)                        2,700        87,615
Precise Software Solutions, Ltd. (b)                        1,900        58,330
Siebel Systems, Inc. (b)                                    1,850        86,765
                                                                        -------
                                                                        369,545

Computer Software - Security 2.1%
Internet Security Systems, Inc. (b)                         1,100        53,416

Electrical - Connectors 5.7%
Methode Electronics, Inc. Class A                          12,450       107,070
Molex, Inc. Class A                                         1,400        41,748
                                                                        -------
                                                                        148,818

Electrical - Control Instruments 2.7%
DDi Corporation (b)                                         3,500        70,000

Electronics - Semiconductor Equipment 8.5%
ChipPAC, Inc. (b)                                           5,900        61,596
DuPont Photomasks, Inc. (b)                                 1,050        50,662
KLA-Tencor Corporation (b)                                  1,850       108,170
                                                                        -------
                                                                        220,428

Electronics - Semiconductor
  Manufacturing 8.0%
Applied Micro Circuits Corporation (b)                      3,500        60,200
Exar Corporation (b)                                        2,900        57,304
Linear Technology Corporation                               2,050        90,651
                                                                        -------
                                                                        208,155

--------------------------------------------------------------------------------
                   STRONG ADVISOR TECHNOLOGY FUND (continued)
                                                         Shares or
                                                         Principal       Value
                                                           Amount      (Note 2)
--------------------------------------------------------------------------------
Electronics Products - Miscellaneous 4.7%
Flextronics International, Ltd.                            2,500     $   65,275
Rockwell International Corporation                         1,500         57,180
                                                                     ----------
                                                                        122,455

Internet - Network Security/Solutions 2.5%
PEC Solutions, Inc. (b)                                    3,000         66,300

Internet - Software 6.3%
Interwoven, Inc. (b)                                       2,700         45,630
Quest Software, Inc. (b)                                   1,800         67,950
Vignette Corporation (b)                                   5,800         51,446
                                                                     ----------
                                                                        165,026

Machinery - Metal Handling/Automation 1.9%
3D Systems Corporation (b)                                 2,900         49,300

Media - Radio/TV 1.3%
Pegasus Communications Corporation (b)                     1,500         33,750

Medical - Biomedical/Genetics 2.0%
Diversa Corporation (b)                                    2,500         50,850

Telecommunications - Equipment 18.0%
Datum, Inc. (b)                                            3,750         50,625
Motorola, Inc.                                             5,400         89,424
ONI Systems Corporation (b)                                2,900         80,910
Qualcomm, Inc. (b)                                         1,500         87,720
Sonus Networks, Inc. (b)                                   3,500         81,760
Stratos Lightwave, Inc.                                    5,900         76,700
                                                                     ----------
                                                                        467,139
-------------------------------------------------------------------------------
Total Common Stocks (Cost $2,208,276)                                 2,350,557
-------------------------------------------------------------------------------
Short-Term Investments (a) 16.7%
Repurchase Agreements
ABN AMRO Inc. (Dated 6/29/01), 3.98%,
  Due 7/02/01 (Repurchase proceeds
  $300,100); Collateralized by: United States
  Government & Agency Issues (c)                        $300,000        300,000
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $135,439); Collateralized by: United States
  Government & Agency Issues (c)                         135,400        135,400
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $435,400)                            435,400
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Investments in Securities (Cost $2,643,676) 107.1%              2,785,957
Other Assets and Liabilities, Net (7.1%)                               (185,584)
-------------------------------------------------------------------------------
Net Assets 100.0%                                                    $2,600,373
===============================================================================

--------------------------------------------------------------------------------
LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b)  Non-income producing security.
(c)  See Note 2(I) of Notes to Financial Statements.
(d)  Affiliated Issuer. (See Note 8 of Notes to Financial Statements.)
(e) All or a portion of these securities are held in conjunction with open written option contracts.
Percentages are stated as a percent of net assets.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

                                                                                  (In Thousands)

                                                         Strong Advisor    Strong Advisor   Strong Advisor    Strong Advisor
                                                          Common Stock     Mid Cap Growth      Small Cap        U.S. Value
                                                              Fund              Fund          Value Fund           Fund
                                                         --------------    --------------   --------------    ---------------
Assets:
  Investments in Securities, at Value
    (Including Repurchase Agreements of $210,891,
    $1,185, $45,633 and $22,091, respectively)
    Unaffiliated Issuers (Cost of $1,588,280,
    $160,911, $517,901 and $179,530, respectively)          $1,773,660         $167,830          $620,561         $223,729
    Affiliated Issuers (Cost of $15,000, $0, $14,076
    and $0, respectively)                                       15,000               --            13,700               --
  Receivable for Securities Sold                                 4,964            1,689             2,440            1,433
  Receivable for Fund Shares Sold                                  615               91             2,909               25
  Dividends and Interest Receivable                                890               42                41              193
  Other Assets                                                     101               64                68               43
                                                            ----------         --------          --------         --------
  Total Assets                                               1,795,230          169,716           639,719          225,423

Liabilities:
  Payable for Securities Purchased                              11,592            2,733             4,616               --
  Written Options, at Value
    (Premiums Received of $0, $0, $5,152 and $0, respectively)      --               --             6,936               --
  Payable for Fund Shares Redeemed                                 110               73               123            2,487
  Accrued Operating Expenses and Other Liabilities                 353               85               143               63
                                                            ----------         --------          --------         --------
  Total Liabilities                                             12,055            2,891            11,818            2,550
                                                            ----------         --------          --------         --------
Net Assets                                                  $1,783,175         $166,825          $627,901         $222,873
                                                            ==========         ========          ========         ========

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)             $1,576,708         $215,099          $513,669         $169,302
  Accumulated Net Investment Income (Loss)                        (224)            (888)           (1,034)              43
  Accumulated Net Realized Gain (Loss)                          21,310          (54,305)           14,766            9,329
  Net Unrealized Appreciation                                  185,381            6,919           100,500           44,199
                                                            ----------         --------          --------         --------
  Net Assets                                                $1,783,175         $166,825          $627,901         $222,873
                                                            ==========         ========          ========         ========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

                                                                Strong Advisor   Strong Advisor   Strong Advisor   Strong Advisor
                                                                 Common Stock    Mid Cap Growth     Small Cap        U.S. Value
                                                                     Fund             Fund          Value Fund          Fund
                                                                --------------   --------------   --------------   --------------
Class A ($ and shares in full)
  Net Assets                                                       $11,884,823      $6,054,798     $100,203,368       $1,639,828
  Capital Shares Outstanding (Unlimited Number Authorized)             588,823         350,458        4,748,393           84,656

Net Asset Value Per Share                                               $20.18          $17.28           $21.10           $19.37
                                                                        ======          ======           ======           ======

Public Offering Price Per Share
  ($20.18 divided by .9425, $17.28 divided by .9425, $21.10
  divided by .9425 and $19.37 divided by .9425, respectively)           $21.41          $18.33           $22.39           $20.55
                                                                        ======          ======           ======           ======

Class B ($ and shares in full)
  Net Assets                                                        $6,261,688      $2,539,660      $19,803,883       $1,619,890
  Capital Shares Outstanding (Unlimited Number Authorized)             310,431         147,128          940,647           83,693

Net Asset Value Per Share                                               $20.17          $17.26           $21.05           $19.36
                                                                        ======          ======           ======           ======

Class C ($ and shares in full)
  Net Assets                                                        $7,201,855      $1,026,838      $14,983,850         $541,897
  Capital Shares Outstanding (Unlimited Number Authorized)             357,025          59,523          710,942           27,996

Net Asset Value Per Share                                               $20.17          $17.25           $21.08           $19.36
                                                                        ======          ======           ======           ======

Class L ($ and shares in full)
  Net Assets                                                          $497,653        $144,376       $1,339,065         $155,749
  Capital Shares Outstanding (Unlimited Number Authorized)              24,684           8,364           63,582            8,044

Net Asset Value Per Share                                               $20.16          $17.26           $21.06           $19.36
                                                                        ======          ======           ======           ======

Public Offering Price Per Share
  ($20.16 divided by .99, $17.26 divided by .99, $21.06
  divided by .99 and $19.36 divided by .99, respectively)               $20.36          $17.43           $21.27           $19.56
                                                                        ======          ======           ======           ======

Class Z ($ and shares in full)
  Net Assets                                                    $1,757,328,902    $157,058,954     $491,571,087     $218,915,450
  Capital Shares Outstanding (Unlimited Number Authorized)          86,814,526       9,080,075       23,253,757       11,284,753

Net Asset Value Per Share                                               $20.24          $17.30           $21.14           $19.40
                                                                        ======          ======           ======           ======

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

                                                                       (In Thousands)

                                                       Strong Advisor                    Strong Advisor
                                                        Endeavor 20     Strong Advisor     Technology
                                                            Fund          Focus Fund          Fund
                                                       --------------   --------------   --------------
                                                          (Note 1)
Assets:
  Investments in Securities, at Value
    (Including Repurchase Agreements of $179, $756
    and $435, respectively) (Cost of $1,559, $8,601
    and $2,644, respectively)                              $1,613          $ 9,092           $2,786
  Receivable for Securities Sold                               56              506               --
  Receivable for Fund Shares Sold                              --               33               --
  Dividends and Interest Receivable                             2                3               --
  Other Assets                                                 21               25               26
                                                           ------          -------           ------
  Total Assets                                              1,692            9,659            2,812

Liabilities:
  Payable for Securities Purchased                            116              681              190
  Accrued Operating Expenses and Other Liabilities             19               21               22
                                                           ------          -------           ------
  Total Liabilities                                           135              702              212
                                                           ------          -------           ------
Net Assets                                                 $1,557          $ 8,957           $2,600
                                                           ======          =======           ======
Net Assets Consist of:
  Capital Stock (par value and paid-in capital)            $1,599          $10,661           $2,599
  Accumulated Net Investment Loss                              (6)             (35)              (7)
  Accumulated Net Realized Loss                               (90)          (2,160)            (134)
  Net Unrealized Appreciation                                  54              491              142
                                                           ------          -------           ------
  Net Assets                                               $1,557          $ 8,957           $2,600
                                                           ======          =======           ======

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)



                                                            Strong Advisor                          Strong Advisor
                                                              Endeavor 20       Strong Advisor        Technology
                                                                  Fund            Focus Fund             Fund
                                                            --------------      --------------      --------------
                                                                (Note 1)
Class A ($ and shares in full)
  Net Assets                                                    $863,810          $6,006,485           $1,762,768
  Capital Shares Outstanding (Unlimited Number Authorized)        96,250             770,606              203,613

Net Asset Value Per Share                                          $8.97               $7.79                $8.66
                                                                   =====               =====                =====

Public Offering Price Per Share
  ($8.97 divided by .9425, $7.79 divided by .9425 and $8.66
  divided by .9425, respectively)                                  $9.52               $8.27                $9.19
                                                                   =====               =====                =====

Class B ($ and shares in full)
  Net Assets                                                    $371,751          $1,842,400             $237,486
  Capital Shares Outstanding (Unlimited Number Authorized)        41,566             238,000               27,689

Net Asset Value Per Share                                          $8.94               $7.74                $8.58
                                                                   =====               =====                =====

Class C ($ and shares in full)
  Net Assets                                                    $222,322            $823,857             $513,944
  Capital Shares Outstanding (Unlimited Number Authorized)        24,856             106,462               60,077

Net Asset Value Per Share                                          $8.94               $7.74                $8.55
                                                                   =====               =====                =====

Class L ($ and shares in full)
  Net Assets                                                     $99,090            $284,049              $86,175
  Capital Shares Outstanding (Unlimited Number Authorized)        11,067              36,617               10,000

Net Asset Value Per Share                                          $8.95               $7.76                $8.62
                                                                   =====               =====                =====

Public Offering Price Per Share
  ($8.95 divided by .99, $7.76 divided by .99 and $8.62
  divided by .99, respectively)                                    $9.04               $7.84                $8.71
                                                                   =====               =====                =====


                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                           (In Thousands)

                                                                  Strong Advisor   Strong Advisor   Strong Advisor   Strong Advisor
                                                                   Common Stock    Mid Cap Growth     Small Cap        U.S. Value
                                                                       Fund             Fund          Value Fund          Fund
                                                                  --------------   --------------   --------------   --------------
Income:
  Dividends - Unaffiliated Issuers (net of foreign withholding
    taxes of $18, $0, $33 and $11, respectively)                     $  4,901         $    194         $ 1,234          $  1,457
  Dividends - Affiliated Issuers                                          385               --              --                --
  Interest                                                              5,469              233             876               185
                                                                     --------         --------         -------          --------
  Total Income                                                         10,755              427           2,110             1,642

Expenses:
  Investment Advisory Fees                                              6,526              635           1,650               583
  Administrative Fees - Class A                                             8                5              63                 1
  Administrative Fees - Class B                                             4                2              10                 1
  Administrative Fees - Class C                                             4                1               8                --
  Administrative Fees - Class L                                            --               --               1                --
  Administrative Fees - Class Z                                         2,164              204             485               262
  Custodian Fees                                                           31               15              28                 5
  Shareholder Servicing Costs - Class A                                     5                3              42                 1
  Shareholder Servicing Costs - Class B                                     2                1               7                 1
  Shareholder Servicing Costs - Class C                                     3                1               5                --
  Shareholder Servicing Costs - Class Z                                 1,653              249             497               187
  Reports to Shareholders - Class A                                        10                6              23                 3
  Reports to Shareholders - Class B                                        10                8              26                 5
  Reports to Shareholders - Class C                                         5                3               7                 1
  Reports to Shareholders - Class L                                         1                1               1                 1
  Reports to Shareholders - Class Z                                       320               99              81                59
  Transfer Agency Banking Charges - Class A                                 1               --              --                --
  Transfer Agency Banking Charges - Class Z                                23                4               9                 9
  12b-1 Fees - Class A                                                      7                4              52                 1
  12b-1 Fees - Class B                                                     12                6              35                 4
  12b-1 Fees - Class C                                                     14                3              26                 1
  12b-1 Fees - Class L                                                      1               --               2                --
  Federal and State Registration Fees                                      88               55             109                62
  Other                                                                   119               27              33                28
                                                                     --------         --------         -------          --------
  Total Expenses before Waivers, Absorptions and Fees
     Paid Indirectly by Advisor                                        11,011            1,332           3,200             1,215
  Voluntary and Involuntary Expense Waivers and Absorptions               (23)             (15)            (56)               (7)
  Fees Paid Indirectly by Advisor - Class Z                                (9)              (2)             --                --
                                                                     --------         --------         -------          --------
  Expenses, Net                                                        10,979            1,315           3,144             1,208
                                                                     --------         --------         -------          --------
Net Investment Income (Loss)                                             (224)            (888)         (1,034)              434

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
    Investments                                                        35,831          (25,931)         16,437             3,803
    Futures Contracts and Options                                          --             (890)         (1,310)               --
                                                                     --------         --------         -------          --------
    Net Realized Gain (Loss)                                           35,831          (26,821)         15,127             3,803
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments                                                       (29,432)            (406)         68,553           (17,620)
    Futures Contracts and Options                                          --              668          (1,144)               --
    Foreign Currencies                                                     (1)              --              --                --
                                                                     --------         --------         -------          --------
    Net Change in Unrealized Appreciation/Depreciation                (29,433)             262          67,409           (17,620)
                                                                     --------         --------         -------          --------
Net Gain (Loss) on Investments                                          6,398          (26,559)         82,536           (13,817)
                                                                     --------         --------         -------          --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                    $  6,174         ($27,447)        $81,502          ($13,383)
                                                                     ========         ========         =======          ========

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2001 (Unaudited)


                                                                          (In Thousands)

                                                          Strong Advisor                           Strong Advisor
                                                           Endeavor 20        Strong Advisor         Technology
                                                               Fund             Focus Fund              Fund
                                                          --------------      --------------       --------------
                                                             (Note 1)
Income:
  Dividends                                                   $ --               $    13                $  --
  Interest                                                       3                    16                    4
                                                              ----               -------                -----
  Total Income                                                   3                    29                    4

Expenses:
  Investment Advisory Fees                                       3                    26                    4
  Administrative Fees - Class A                                  1                     8                    1
  Administrative Fees - Class B                                 --                     2                   --
  Administrative Fees - Class C                                 --                     1                   --
  Custodian Fees                                                 7                     6                    1
  Shareholder Servicing Costs - Class A                         --                     5                    1
  Shareholder Servicing Costs - Class B                         --                     1                   --
  Shareholder Servicing Costs - Class C                         --                     1                   --
  Reports to Shareholders - Class A                              1                    11                    6
  Reports to Shareholders - Class B                             --                     8                    1
  Reports to Shareholders - Class C                              1                     2                   --
  Reports to Shareholders - Class L                             --                     1                   --
  12b-1 Fees - Class A                                           1                     6                    1
  12b-1 Fees - Class B                                           1                     5                    1
  12b-1 Fees - Class C                                           1                     2                    1
  12b-1 Fees - Class L                                          --                     1                   --
  Professional Fees                                              6                     8                    3
  Federal and State Registration Fees                           62                    51                   55
  Other                                                          1                     1                   --
                                                              ----               -------                -----
  Total Expenses before Waivers and Absorptions                 85                   146                   75
  Voluntary Expense Waivers and Absorptions                    (76)                  (82)                 (64)
                                                              ----               -------                -----
  Expenses, Net                                                  9                    64                   11
                                                              ----               -------                -----
Net Investment Loss                                             (6)                  (35)                  (7)

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
    Investments                                                (90)               (2,115)                (140)
    Options                                                     --                     3                   --
                                                              ----               -------                -----
    Net Realized Loss                                          (90)               (2,112)                (140)
  Net Change in Unrealized Appreciation/Depreciation
    on Investments                                              54                   447                  177
                                                              ----               -------                -----
Net Gain (Loss) on Investments                                 (36)               (1,665)                  37
                                                              ----               -------                -----
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   ($42)              ($1,700)                $ 30
                                                              ====               =======                 ====


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        (In Thousands)

                                                                      Strong Advisor                      Strong Advisor
                                                                    Common Stock Fund                  Mid Cap Growth Fund
                                                             --------------------------------   --------------------------------
                                                             Six Months Ended    Year Ended     Six Months Ended    Year Ended
                                                              June 30, 2001     Dec. 31, 2000     June 30, 2001    Dec. 31, 2000
                                                             ----------------   -------------   ----------------   -------------
                                                               (Unaudited)         (Note 1)        (Unaudited)        (Note 1)
Operations:
  Net Investment Income (Loss)                                   ($      224)    $    3,752        ($    888)        ($  1,407)
  Net Realized Gain (Loss)                                            35,831        212,459          (26,821)          (18,754)
  Net Change in Unrealized Appreciation/Depreciation                 (29,433)      (238,089)             262           (16,841)
                                                                  ----------     ----------         --------          --------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                                    6,174        (21,878)         (27,447)          (37,002)

Distributions:
  From Net Investment Income - Class Z                                    --         (3,606)              --                --
  From Net Realized Gains - Class Z                                       --       (308,135)              --            (8,543)
                                                                  ----------     ----------         --------          --------
  Total Distributions                                                     --       (311,741)              --            (8,543)

Capital Share Transactions (Note 6):
  Net Increase in Net Assets from Capital Share Transactions          57,295        320,244            8,284           166,103
                                                                  ----------     ----------         --------          --------
Total Increase (Decrease) in Net Assets                               63,469        (13,375)         (19,163)          120,558

Net Assets:
  Beginning of Period                                              1,719,706      1,733,081          185,988            65,430
                                                                  ----------     ----------         --------          --------
  End of Period                                                   $1,783,175     $1,719,706         $166,825          $185,988
                                                                  ==========     ==========         ========          ========




                                                         Strong Advisor
                                                      Small Cap Value Fund                   Strong Advisor U.S. Value Fund
                                                  --------------------------------  ----------------------------------------------
                                                  Six Months Ended    Year Ended    Six Months Ended  Period Ended    Year Ended
                                                    June 30, 2001    Dec. 31, 2000    June 30, 2001   Dec. 31, 2000  Oct. 31, 2000
                                                  ----------------   -------------  ----------------  -------------  -------------
                                                     (Unaudited)        (Note 1)       (Unaudited)       (Note 1)
Operations:
  Net Investment Income (Loss)                       ($  1,034)        $      9         $    434        $    319       $    564
  Net Realized Gain                                     15,127            1,757            3,803           6,145          4,782
  Net Change in Unrealized
    Appreciation/Depreciation                           67,409           26,292          (17,620)        (11,834)        10,740
                                                      --------         --------         --------        --------       --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                           81,502           28,058          (13,383)         (5,370)        16,086

Distributions:
  From Net Investment Income:
    Class A                                                 --               --               (1)             --             --
    Class Z                                                 --               --             (394)           (346)          (532)
  From Net Realized Gains - Class Z                         --               --               --          (5,453)        (4,182)
                                                      --------         --------         --------        --------       --------
  Total Distributions                                       --               --             (395)         (5,799)        (4,714)

Capital Share Transactions (Note 6):
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                         295,799          177,309          (14,774)         10,208         59,236
                                                      --------         --------         --------        --------       --------
Total Increase (Decrease) in Net Assets                377,301          205,367          (28,552)           (961)        70,608

Net Assets:
  Beginning of Period                                  250,600           45,233          251,425         252,386        181,778
                                                      --------         --------         --------        --------       --------
  End of Period                                       $627,901         $250,600         $222,873        $251,425       $252,386
                                                      ========         ========         ========        ========       ========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


                                                 Strong Advisor
                                                   Endeavor 20           Strong Advisor                 Strong Advisor
                                                      Fund                 Focus Fund                   Technology Fund
                                                 --------------   -----------------------------  ------------------------------
                                                   Six Months      Six Months                      Six Months
                                                      Ended           Ended       Period Ended        Ended       Period Ended
                                                  June 30, 2001   June 30, 2001   Dec. 31, 2000   June 30, 2001   Dec. 31, 2000
                                                 --------------   -------------   -------------   -------------   -------------
                                                   (Unaudited)     (Unaudited)       (Note 1)      (Unaudited)       (Note 1)
                                                     (Note 1)
Operations:
  Net Investment Loss                               ($    6)        ($   35)         ($    1)        ($    7)        ($    3)
  Net Realized Gain (Loss)                              (90)         (2,112)             (47)           (140)              8
  Net Change in Unrealized
    Appreciation/Depreciation                            54             447               44             177             (35)
                                                     ------          ------            -----          ------            ----
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                           (42)         (1,700)              (4)             30             (30)

Distributions From Net Investment Income                 --              --               --              --              --
Capital Share Transactions (Note 6):
  Net Increase in Net Assets from
    Capital Share Transactions                        1,599           9,034             1,627          2,096             504
                                                     ------          ------            ------         ------            ----
Total Increase in Net Assets                          1,557           7,334             1,623          2,126             474
Net Assets:
   Beginning of Period                                   --           1,623                --            474              --
                                                     ------          ------            ------         ------            ----
   End of Period                                     $1,557          $8,957            $1,623         $2,600            $474
                                                     ======          ======            ======         ======            ====


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

1.   Organization

     The accompanying financial statements represent the Strong Advisor Equity Funds (the "Funds"), which include the following funds, each with its own investment objectives and policies:

     - Strong Advisor Common Stock Fund (a series of Strong Common Stock Funds, Inc./(1)/)
     - Strong Advisor Mid Cap Growth Fund (a series of Strong Equity Funds, Inc./(1)/)
     - Strong Advisor Small Cap Value Fund (a series of Strong Equity
       Funds, Inc./(1)/)
     - Strong Advisor U.S. Value Fund (a series of Strong
       Conservative Equity Funds, Inc./(1)/)
     - Strong Advisor Endeavor 20 Fund (a series of Strong Opportunity Fund, Inc./(1)/)
     - Strong Advisor Focus Fund (a series of Strong Common Stock Funds, Inc./(1)/)
     - Strong Advisor Technology Fund (a series of Strong Common Stock Funds, Inc./(1)/)

       /(1)/ A diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

     Effective December 29, 2000, Strong Advisor Endeavor 20 Fund commenced operations and offered four classes of shares: Class A, B, C, and L.

     Effective November 30, 2000, Strong Advisor Common Stock Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund and Strong Advisor U.S. Value Fund have implemented a multiple class structure whereby each Fund is authorized to offer five classes of shares: Class A, B, C, L and Z. Shares outstanding prior to November 30, 2000 were designated as Class Z shares.

     Effective November 30, 2000, Strong Advisor Focus Fund and Strong Advisor Technology Fund commenced operations and each offer four classes of shares:
     Class A, B, C, and L.

     All classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

     During 2000, the Board of Directors of Strong Advisor U.S. Value Fund approved changing the Fund's fiscal year-end from October 31st to December 31st.

     Effective March 8, 2001, Class A, B, C and L shares of the following Funds reflect a share split: Strong Advisor Common Stock Fund 1.233 for 1.000, Strong Advisor Mid Cap Growth Fund 1.053 for 1.000 and Strong Advisor U.S. Value Fund 1.023 for 1.000.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     (A) Security Valuation -- Securities of the Funds are valued at fair value through valuations obtained by a commercial pricing service or the mean of the bid and asked prices when no last sales price is available. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

          The Funds may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. The Funds held no restricted securities at June 30, 2001.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

          Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          Each Fund, other than Strong Advisor U.S. Value Fund, generally pays dividends from net investment income and distributes any net capital gains that it realizes annually. Strong Advisor U.S. Value Fund generally pays dividends from net investment income quarterly and distributes any net capital gains that it realizes annually.

--------------------------------------------------------------------------------

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Certain Investment Risks -- The Funds may utilize derivative instruments including options, futures and other instruments with similar characteristics to the extent that they are consistent with the Funds' investment objectives and limitations. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices or interest rates. The use of these instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

          Investments in foreign denominated assets or forward currency contracts may involve greater risks than domestic investments due to currency, political, economic, regulatory and market risks.

     (E) Futures -- Upon entering into a futures contract, the Funds pledge to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. All long-term securities held in the Funds are designated as collateral on open futures contracts and cannot be sold while the derivative position is open, unless they are replaced with similar securities. The Funds also receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (F) Options -- The Funds may write put or call options. Premiums received by the Funds upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the option are recorded as unrealized gains or losses. When an option expires, is exercised, or is closed, the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. All long-term securities held in the Funds are designated as collateral on open options contracts and cannot be sold while the derivative position is open, unless they are replaced with similar securities.

     (G) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted daily to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (H) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (I) Repurchase Agreements -- The Funds may enter into repurchase agreements with institutions that the Funds' investment advisor, Strong Capital Management, Inc. ("the Advisor"), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the collateral, represented by securities (primarily U.S. Government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the repurchase agreement. On a daily basis, the Advisor monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amounts owed to the Funds under each repurchase agreement.

     (J) Earnings Credit Arrangements -- Earnings credits are earned from the Custodian on positive cash balances maintained in custodian accounts. These earnings credits serve to reduce the custodian's fees incurred by the Funds and are reported as Earnings Credits in the Funds' Statements of Operations.

     (K) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (L) Other -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Income, expenses (other than

--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)


          expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

     (M) Reclassifications -- Certain prior year amounts have been reclassified to conform to the current period presentation.

3.   Related Party Transactions
     The Advisor, with whom certain officers and directors of the Funds are affiliated, provides investment advisory, administrative, shareholder recordkeeping and related services to the Funds. Investment advisory and administrative fees, which are established by terms of the advisory and administrative agreements, are based on the following annualized rates of the average daily net assets of the respective Fund:

                                                                           Administrative Fees
                                            Advisory Fees             Jan. 1, 2001 - June 30, 2001
                                            Jan. 1, 2001-     -----------------------------------------------
                                            June 30, 2001     Class A   Class B   Class C   Class L   Class Z
                                            -------------     -------   -------   -------   -------   -------
     Strong Advisor Common Stock Fund           0.75%          0.30%     0.30%     0.30%     0.30%     0.25%
     Strong Advisor Mid Cap Growth Fund         0.75%          0.30%     0.30%     0.30%     0.30%     0.25%
     Strong Advisor Small Cap Value Fund        0.75%          0.30%     0.30%     0.30%     0.30%     0.25%
     Strong Advisor U.S. Value Fund             0.55%          0.30%     0.30%     0.30%     0.30%     0.25%
     Strong Advisor Endeavor 20 Fund            0.75%          0.30%     0.30%     0.30%     0.30%       *
     Strong Advisor Focus Fund                  0.75%          0.30%     0.30%     0.30%     0.30%       *
     Strong Advisor Technology Fund             0.75%          0.30%     0.30%     0.30%     0.30%       *

     *  Does not offer Class Z shares.

     Based on the terms of the advisory and administrative agreements, advisory fees, administrative fees and other expenses for Strong Advisor Common Stock Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund and Strong Advisor U.S. Value Fund will be waived or absorbed by the Advisor if the Fund's operating expenses exceed 2% of the average daily net assets of the Fund. In addition, the Fund's Advisor may voluntarily waive or absorb certain expenses at its discretion. For the period ended June 30, 2001, the Advisor involuntarily waived expenses on behalf of the following Fund's Class B, C and L Shares: Strong Common Stock Fund $9,961, $5,260 and $1,147, Strong Mid Cap Growth Fund $8,748, $3,840 and $538,
     Strong Small Cap Value Fund $32,770, $11,875 and $1,027, and Strong U.S. Value Fund $5,301, $569 and $676, respectively. Shareholder recordkeeping and related service fees for the Fund's Class Z shares are paid at a rate of $21.75 for each opened shareholder account and $4.20 for each closed shareholder account. Shareholder recordkeeping and related service fees for each of the Fund's Class A, B, C and L shares are paid at an annual rate of 0.20% of the average daily net asset value of each respective class. The Advisor also allocates to each Fund certain charges or credits resulting from transfer agency banking activities based on each Fund's level of subscription and redemption activity. Charges allocated to the Funds by the Advisor are included in Transfer Agency Banking Charges in the Funds' Statements of Operations. Credits allocated by the Advisor serve to reduce the shareholder servicing expenses incurred by the Funds and are reported as Fees Paid Indirectly by Advisor in the Funds' Statements of Operations. The Advisor is also compensated for certain other services related to costs incurred for reports to shareholders.

     The Funds have entered into a distribution agreement with Strong Investments, Inc. (the "Distributor"), pursuant to Rule 12b-1 under the 1940 Act, on behalf of each of the Fund's Class A, B, C and L shares. Under the agreement, the Distributor is paid an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average daily net assets of the Class A, B, C and L shares, respectively, as compensation for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's Class A, B, C and L shares.

     For the six months ended June 30, 2001 the Funds incurred 12b-1 fees of:


                                              Class A    Class B   Class C  Class L
                                              -------    -------   -------  -------
     Strong Advisor Common Stock Fund         $ 6,537    $11,730   $13,599   $  974
     Strong Advisor Mid Cap Growth Fund         4,257      5,923     2,855      477
     Strong Advisor Small Cap Value Fund       52,469     34,781    26,288    1,599
     Strong Advisor U.S. Value Fund             1,055      3,653     1,243      474
     Strong Advisor Endeavor 20 Fund              519      1,111       717      345
     Strong Advisor Focus Fund                  6,458      5,333     2,284      739
     Strong Advisor Technology Fund               657        631     1,165      319


     The Fund's Class A, B, C and L shares have various sales and redemption fees charged to shareholders of certain Fund's classes. The Fund's Class A shares have a maximum 5.75% front-end sales charge. The Fund's Class B shares have a maximum 5.00% contingent deferred sales charge. The Fund's Class C shares have a maximum 1.00% contingent deferred sales charge. The Fund's Class L shares have a maximum 1.00% front-end sales charge and a maximum 1.00% contingent deferred sales charge.

--------------------------------------------------------------------------------

     For the period ended June 30, 2001, the Distributor received aggregate sales charges (net of dealer concessions) from the sale of Class A shares as follows: Strong Advisor Common Stock Fund $4,998, Strong Advisor Mid Cap Growth Fund $6,229, Strong Advisor Small Cap Value Fund $0, Strong Advisor U.S. Value Fund $3,549, Strong Advisor Endeavor 20 Fund $3,863, Strong Advisor Focus Fund $5,701 and Strong Advisor Technology Fund $2,939. The Distributor also received aggregate contingent deferred sales charges from the redemption of Class B, C and L shares for Strong Advisor Common Stock Fund $452, Strong Advisor Mid Cap Growth Fund $792, Strong Advisor Small Cap Value Fund $6,881, Strong Advisor U.S. Value Fund $64, Strong Advisor Endeavor 20 Fund $0, Strong Advisor Focus Fund $569 and Strong Advisor Technology Fund $0 for the period ended June 30, 2001. Sales charges are not an expense of the Funds and are not reflected in the financial statements of any of the Funds.

     The Funds may invest cash in money market funds sponsored and managed by the Advisor, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, advisory fees of each Fund are reduced by an amount equal to advisory fees paid to the Advisor under its investment advisory agreement with the money market funds.

     Certain information regarding related party transactions, excluding the effects of waivers and absorptions, for the six months ended June 30, 2001, is as follows:

                                                  Payable to      Shareholder Servicing    Transfer Agency    Unaffiliated
                                                  Advisor at       and Other Expenses          Banking         Directors'
                                                 June 30, 2001       Paid to Advisor           Charges            Fees
                                                 -------------    ---------------------    ---------------    ------------
     Strong Advisor Common Stock Fund              $240,449             $1,663,547             $15,507          $29,113
     Strong Advisor Mid Cap Growth Fund              53,601                254,731               1,919            3,254
     Strong Advisor Small Cap Value Fund             90,999                551,559               8,915            4,091
     Strong Advisor U.S. Value Fund                  27,379                189,258               8,982            4,334
     Strong Advisor Endeavor 20 Fund                     79                    873                 384              250
     Strong Advisor Focus Fund                          301                  6,887                  59              274
     Strong Advisor Technology Fund                     262                    959                  25              257

     At June 30, 2001, the Advisor owns the following percentages of the outstanding shares of each class:

                                               Class A    Class B    Class C    Class L
                                               -------    -------    -------    -------
     Strong Advisor Common Stock Fund             --         --         --         21%
     Strong Advisor Mid Cap Growth Fund           --         --         --         68%
     Strong Advisor Small Cap Value Fund          --         --         18%        62%
     Strong Advisor U.S. Value Fund               --         --         --         16%
     Strong Advisor Endeavor 20 Fund              --         --         --         27%
     Strong Advisor Focus Fund                    --         36%        17%       100%
     Strong Advisor Technology Fund               10%        24%        40%        90%

     At June 30, 2001, approximately 57% of Strong Advisor Technology Fund's Class A shares were owned by one shareholder.

4.   Line of Credit

     The Strong Funds have established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund's total assets or any explicit borrowing limits in the Fund's prospectus. Principal and interest on each borrowing under the LOC are due not more than 60 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. At June 30, 2001, there were no borrowings by the Funds under the LOC.

--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

5.   Investment Transactions

     The aggregate purchases and sales of long-term securities, other than government securities, for the six months ended June 30, 2001, were as follows:

                                               Purchases           Sales
                                             --------------    --------------

     Strong Advisor Common Stock Fund        $  778,814,426    $  700,316,279
     Strong Advisor Mid Cap Growth Fund       1,467,302,713     1,474,211,772
     Strong Advisor Small Cap Value Fund        341,324,967        62,969,357
     Strong Advisor U.S. Value Fund              39,763,568        51,268,340
     Strong Advisor Endeavor 20 Fund              3,960,807         2,491,409
     Strong Advisor Focus Fund                   30,868,155        22,445,174
     Strong Advisor Technology Fund               2,921,264         1,018,576

     There were no purchases or sales of long-term government securities for the six months ended June 30, 2001.

6.   Capital Share Transactions


                                                         Strong Advisor                  Strong Advisor
                                                        Common Stock Fund              Mid Cap Growth Fund
                                                 --------------------------------- --------------------------------
                                                  Six Months Ended   Year Ended    Six Months Ended    Year Ended
                                                   June 30, 2001    Dec. 31, 2000   June 30, 2001    Dec. 31, 2000
                                                 ----------------- --------------- ----------------  ---------------
                                                    (Unaudited)      (Note 1)        (Unaudited)       (Note 1)
Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

CLASS A
  Proceeds from Shares Sold                        $ 12,135,509     $    237,962     $ 5,932,605       $    666,555
  Proceeds from Reinvestment of Distributions                --              389              --                 --
  Payment for Shares Redeemed                          (517,706)            (281)       (245,851)                --
                                                   ------------     ------------     -----------       ------------
  Net Increase in Net Assets from
    Capital Share Transactions                       11,617,803          238,070       5,686,754            666,555

CLASS B
  Proceeds from Shares Sold                           6,135,421          150,221       2,405,879            209,513
  Proceeds from Reinvestment of Distributions                --              135              --                 --
  Payment for Shares Redeemed                           (18,665)              --         (14,407)                --
                                                   ------------     ------------     -----------       ------------
  Net Increase in Net Assets from
    Capital Share Transactions                        6,116,756          150,356       2,391,472            209,513

CLASS C
  Proceeds from Shares Sold                           7,126,440          112,777         853,639            221,195
  Proceeds from Reinvestment of Distributions                --              119              --                 --
  Payment for Shares Redeemed                           (24,829)              --          (7,470)                --
                                                   ------------     ------------     -----------       ------------
  Net Increase in Net Assets from
    Capital Share Transactions                        7,101,611          112,896         846,169            221,195

CLASS L
  Proceeds from Shares Sold                             347,585          149,183          48,306             99,981
  Proceeds from Reinvestment of Distributions                --              122              --                 --
  Payment for Shares Redeemed                                --               --              --                 --
                                                   ------------     ------------     -----------       ------------
  Net Increase in Net Assets from
    Capital Share Transactions                          347,585          149,305          48,306             99,981

CLASS Z
  Proceeds from Shares Sold                         150,505,735      281,366,341      48,074,296        260,722,410
  Proceeds from Reinvestment of Distributions                --      299,659,819              --          8,353,799
  Payment for Shares Redeemed                      (118,394,151)    (261,432,726)    (48,763,112)      (104,170,134)
                                                   ------------     ------------     -----------       ------------
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                       32,111,584      319,593,434        (688,816)       164,906,075
                                                   ------------     ------------     -----------       ------------
Net Increase in Net Assets from
  Capital Share Transactions                       $ 57,295,339     $320,244,061     $  8,283,885      $166,103,319
                                                   ============     ============     ============      ============

-----------------------------------------------------------------------------------------------------------------------

                                                             Strong Advisor                     Strong Advisor
                                                           Common Stock Fund                 Mid Cap Growth Fund
                                                    --------------------------------   --------------------------------
                                                    Six Months Ended    Year Ended     Six Months Ended    Year Ended
                                                     June 30, 2001     Dec. 31, 2000    June 30, 2001     Dec. 31, 2000
                                                    ----------------   -------------   ----------------   -------------
                                                      (Unaudited)        (Note 1)        (Unaudited)        (Note 1)
                                                        (Note 1)
Transactions in Shares of Each Class of the Funds
  Were as Follows:

CLASS A
    Sold                                                  579,747            10,075          325,551           32,112
    Shares Issued in Conjunction with Share Split          24,505                --            7,808               --
    Issued in Reinvestment of Distributions                    --                16               --               --
    Redeemed                                              (25,509)              (11)         (15,013)              --
                                                        ---------        ----------        ---------       ----------
    Net Increase in Shares                                578,743            10,080          318,346           32,112

CLASS B
    Sold                                                  293,557             6,377          135,217           10,498
    Shares Issued in Conjunction with Share Split          11,452                --            2,271               --
    Issued in Reinvestment of Distributions                    --                 6               --               --
    Redeemed                                                 (960)               --             (858)              --
                                                        ---------        ----------        ---------       ----------
    Net Increase in Shares                                304,049             6,383          136,630           10,498

CLASS C
    Sold                                                  341,348             4,825           48,020           10,759
    Shares Issued in Conjunction with Share Split          12,038                --            1,102               --
    Issued in Reinvestment of Distributions                    --                 5               --               --
    Redeemed                                               (1,191)               --             (358)              --
                                                        ---------        ----------        ---------       ----------
    Net Increase in Shares                                352,195             4,830           48,764           10,759

CLASS L
    Sold                                                   16,694             6,358            2,674            5,365
    Shares Issued in Conjunction with Share Split           1,627                --              325               --
    Issued in Reinvestment of Distributions                    --                 5               --               --
    Redeemed                                                   --                --               --               --
                                                        ---------        ----------        ---------       ----------
    Net Increase in Shares                                 18,321             6,363            2,999            5,365

CLASS Z
    Sold                                                7,390,360        11,428,270        2,664,379       10,111,879
    Issued in Reinvestment of Distributions                    --        15,641,829               --          448,646
    Redeemed                                           (5,864,654)      (10,529,705)      (2,727,498)      (4,231,373)
                                                        ---------        ----------        ---------       ----------
    Net Increase (Decrease) in Shares                   1,525,706        16,540,394          (63,119)       6,329,152
                                                        ---------        ----------        ---------       ----------
Net Increase in Shares of the Fund                      2,779,014        16,568,050          443,620        6,387,886
                                                        =========        ==========        =========       ==========

NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
                                                          Strong Advisor
                                                       Small Cap Value Fund                  Strong Advisor U.S. Value Fund
                                                 --------------------------------   ------------------------------------------------
                                                 Six Months Ended    Year Ended     Six Months Ended   Period Ended     Year Ended
                                                  June 30, 2001     Dec. 31, 2000    June 30, 2001     Dec. 31, 2000   Oct. 31, 2000
                                                 ----------------   -------------   ----------------   -------------   -------------
                                                   (Unaudited)        (Note 1)        (Unaudited)        (Note 1)
Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

CLASS A
    Proceeds from Shares Sold                      $ 98,072,803     $  1,097,512      $  1,509,394      $   161,290    $         --
    Proceeds from Reinvestment of Distributions              --               --               462              196              --
    Payment for Shares Redeemed                      (5,521,257)              --            (7,156)              --              --
                                                   ------------     ------------      ------------      -----------    ------------
    Net Increase in Net Assets from Capital
      Share Transactions                             92,551,546        1,097,512         1,502,700          161,486              --

CLASS B
    Proceeds from Shares Sold                        18,903,107          165,141         1,523,240          126,713              --
    Proceeds from Reinvestment of Distributions              --               --                --               71              --
    Payment for Shares Redeemed                        (309,195)              --            (1,285)              --              --
                                                   ------------     ------------      ------------      -----------    ------------
    Net Increase in Net Assets from Capital
      Share Transactions                             18,593,912          165,141         1,521,955          126,784              --

CLASS C
    Proceeds from Shares Sold                        14,721,661          124,485           447,107           99,980              --
    Proceeds from Reinvestment of Distributions              --               --                --               50              --
    Payment for Shares Redeemed                        (499,943)              --                --               --              --
                                                   ------------     ------------      ------------      -----------    ------------
    Net Increase in Net Assets from Capital
      Share Transactions                             14,221,718          124,485           447,107          100,030              --

CLASS L
    Proceeds from Shares Sold                         1,221,533          105,122            58,847           99,980              --
    Proceeds from Reinvestment of Distributions              --               --                --               62              --
    Payment for Shares Redeemed                         (59,375)              --                --               --              --
                                                   ------------     ------------      ------------      -----------    ------------
    Net Increase in Net Assets from Capital
      Share Transactions                              1,162,158          105,122            58,847          100,042              --

CLASS Z
    Proceeds from Shares Sold                       241,062,729      268,798,507        47,416,867       11,752,578     132,840,832
    Proceeds from Reinvestment of Distributions              --               --           376,585        5,644,370       4,518,629
    Payment for Shares Redeemed                     (71,793,491)     (92,981,606)      (66,097,912)      (7,677,221)    (78,123,781)
                                                   ------------     ------------      ------------      -----------    ------------
    Net Increase (Decrease) in Net Assets from
      Capital Share Transactions                    169,269,238      175,816,901       (18,304,460)       9,719,727      59,235,680
                                                   ------------     ------------      ------------      -----------    ------------
Net Increase (Decrease) in Net Assets from
  Capital Share Transactions                       $295,798,572     $177,309,161      ($14,773,851)     $10,208,069    $ 59,235,680
                                                   ============     ============      ============      ===========    ============

------------------------------------------------------------------------------------------------------------------------------------

                                                            Strong Advisor
                                                         Small Cap Value Fund                 Strong Advisor U.S. Value Fund
                                                    -------------------------------   ----------------------------------------------
                                                    Six Months Ended   Year Ended     Six Months Ended  Period Ended    Year Ended
                                                     June 30, 2001    Dec. 31, 2000    June 30, 2001    Dec. 31, 2000  Oct. 31, 2000
                                                    ----------------  -------------   ----------------  -------------  -------------
                                                      (Unaudited)       (Note 1)        (Unaudited)       (Note 1)
                                                        (Note 1)
Transactions in Shares of Each Class of the
  Funds Were as Follows:

CLASS A
    Sold                                                4,953,980          68,618             76,435         7,870              --
    Shares Issued in Conjunction with Share Split              --              --                687            --              --
    Issued in Reinvestment of Distributions                    --              --                 25             9              --
    Redeemed                                             (274,205)             --               (370)           --              --
                                                       ----------      ----------          ---------       -------       ---------
    Net Increase in Shares                              4,679,775          68,618             76,777         7,879              --

CLASS B
    Sold                                                  945,645          10,631             77,001         6,181              --
    Shares Issued in Conjunction with Share Split              --              --                572            --              --
    Issued in Reinvestment of Distributions                    --              --                 --             3              --
    Redeemed                                              (15,629)             --                (65)           --              --
                                                       ----------      ----------          ---------       -------       ---------
    Net Increase in Shares                                930,016          10,631             77,508         6,184              --

CLASS C
    Sold                                                  727,293           8,009             22,960         4,890              --
    Shares Issued in Conjunction with Share Split              --              --                143            --              --
    Issued in Reinvestment of Distributions                    --              --                 --             2              --
    Redeemed                                              (24,360)             --                 --            --              --
                                                       ----------      ----------          ---------       -------       ---------
    Net Increase in Shares                                702,933           8,009             23,103         4,892              --

CLASS L
    Sold                                                   59,709           6,819              3,022         4,890              --
    Shares Issued in Conjunction with Share Split              --              --                129            --              --
    Issued in Reinvestment of Distributions                    --              --                 --             3              --
    Redeemed                                               (2,946)             --                 --            --              --
                                                       ----------      ----------          ---------       -------       ---------
    Net Increase in Shares                                 56,763           6,819              3,151         4,893              --

CLASS Z
    Sold                                               12,516,226      17,035,776          2,403,506       567,448       6,321,399
    Issued in Reinvestment of Distributions                    --              --             19,849       282,897         211,230
    Redeemed                                           (3,759,903)     (5,867,669)        (3,287,781)     (369,994)     (3,696,014)
                                                       ----------      ----------          ---------       -------       ---------
    Net Increase (Decrease) in Shares                   8,756,323      11,168,107           (864,426)      480,351       2,836,615
                                                       ----------      ----------          ---------       -------       ---------
Net Increase (Decrease) in Shares of the Fund          15,125,810      11,262,184           (683,887)      504,199       2,836,615
                                                       ==========      ==========          =========       =======       =========

                                                                              45

--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

                                                  Strong Advisor           Strong Advisor                   Strong Advisor
                                                 Endeavor 20 Fund            Focus Fund                     Technology Fund
                                                 ----------------  -------------------------------  -------------------------------
                                                 Six Months Ended  Six Months Ended  Period Ended   Six Months Ended  Period Ended
                                                  June 30, 2001     June 30, 2001    Dec. 31, 2000   June 30, 2001    Dec. 31, 2000
                                                 ----------------  ----------------  -------------  ----------------  -------------
                                                   (Unaudited)       (Unaudited)       (Note 1)       (Unaudited)       (Note 1)
                                                     (Note 1)
Capital Share Transactions of Each Class
  of Shares of the Funds Were as Follows:

CLASS A
  Proceeds from Shares Sold                           $911,426        $6,547,689      $1,191,963       $1,637,928       $203,662
  Proceeds from Reinvestment of Distributions               --                --              --               --             --
  Payment for Shares Redeemed                          (41,090)         (325,229)        (29,701)         (91,642)            --
                                                    ----------        ----------      ----------       ----------       --------
  Net Increase in Net Assets from
    Capital Share Transactions                         870,336         6,222,460       1,162,262        1,546,286        203,662

CLASS B
  Proceeds from Shares Sold                            395,509         1,810,220         251,755          146,104        100,000
  Proceeds from Reinvestment of Distributions               --                --              --               --             --
  Payment for Shares Redeemed                               --           (13,301)             --               --             --
                                                    ----------        ----------      ----------       ----------       --------
  Net Increase in Net Assets from
    Capital Share Transactions                         395,509         1,796,919         251,755          146,104        100,000

CLASS C
  Proceeds from Shares Sold                            223,790           788,012         109,300          403,191        100,000
  Proceeds from Reinvestment of Distributions               --                --              --               --             --
  Payment for Shares Redeemed                               --                --              --               --             --
                                                    ----------        ----------      ----------       ----------       --------
  Net Increase in Net Assets from
    Capital Share Transactions                         223,790           788,012         109,300          403,191        100,000

CLASS L
  Proceeds from Shares Sold                            109,304           227,066         104,000               --        100,000
  Proceeds from Reinvestment of Distributions               --                --              --               --             --
  Payment for Shares Redeemed                               --                --              --               --             --
                                                    ----------        ----------      ----------       ----------       --------
  Net Increase in Net Assets from
    Capital Share Transactions                         109,304           227,066         104,000               --        100,000
                                                    ----------        ----------      ----------       ----------       --------
Net Increase in Net Assets from
  Capital Share Transactions                        $1,598,939        $9,034,457      $1,627,317       $2,095,581       $503,662
                                                    ==========        ==========      ==========       ==========       ========


-----------------------------------------------------------------------------------------------------------------------------------
                                             Strong Advisor              Strong Advisor                     Strong Advisor
                                            Endeavor 20 Fund               Focus Fund                      Technology Fund
                                            ----------------    -------------------------------    --------------------------------
                                            Six Months Ended    Six Months Ended   Period Ended    Six Months Ended   Period Ended
                                             June 30, 2001       June 30, 2001    Dec. 31, 2000      June 30, 2001    Dec. 31, 2000
                                            ----------------    ----------------  -------------    ----------------   -------------
                                              (Unaudited)         (Unaudited)        (Note 1)         (Unaudited)        (Note 1)
                                               (Note 1)
Transactions in Shares of Each Class of
  the Funds Were as Follows:

CLASS A
  Sold                                         100,570              696,846          115,003            193,115           21,183
  Issued in Reinvestment of Distributions           --                   --               --                 --               --
  Redeemed                                      (4,320)             (38,355)          (2,888)           (10,685)              --
                                               -------              -------          -------            -------           ------
  Net Increase in Shares                        96,250              658,491          112,115            182,430           21,183

CLASS B
  Sold                                          41,566              214,888           24,834             17,689           10,000
  Issued in Reinvestment of Distributions           --                   --               --                 --               --
  Redeemed                                          --               (1,721)              --                 --               --
                                               -------              -------          -------            -------           ------
  Net Increase in Shares                        41,566              213,167           24,834             17,689           10,000

CLASS C
  Sold                                          24,856               95,562           10,900             50,077           10,000
  Issued in Reinvestment of Distributions           --                   --               --                 --               --
  Redeemed                                          --                   --               --                 --               --
                                               -------              -------          -------            -------           ------
  Net Increase in Shares                        24,856               95,562           10,900             50,077           10,000

CLASS L
  Sold                                          11,067               26,223           10,393                 --           10,000
  Issued in Reinvestment of Distributions           --                   --               --                 --               --
  Redeemed                                          --                   --               --                 --               --
                                               -------              -------          -------            -------           ------
  Net Increase in Shares                        11,067               26,223           10,393                 --           10,000
                                               -------              -------          -------            -------           ------

Net Increase in Shares of the Fund             173,739              993,443          158,242            250,196           51,183
                                               =======              =======          =======            =======           ======

7. Income Tax Information
   At June 30, 2001 the investment cost and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                Federal Tax        Unrealized       Unrealized    Net Appreciation/
                                                    Cost          Appreciation     Depreciation    (Depreciation)
                                               --------------     ------------     ------------   -----------------
   Strong Advisor Common Stock Fund            $1,622,412,361     $390,122,151     $223,874,143     $166,248,008
   Strong Advisor Mid Cap Growth Fund             173,904,949        2,533,555        8,608,572       (6,075,017)
   Strong Advisor Small Cap Value Fund            533,444,263      134,608,376       33,792,119      100,816,257
   Strong Advisor U.S. Value Fund                 180,246,382       51,988,422        8,506,069       43,482,353
   Strong Advisor Endeavor 20 Fund                  1,566,711          107,179           61,280           45,899
   Strong Advisor Focus Fund                        8,769,747          405,901           83,900          322,001
   Strong Advisor Technology Fund                   2,653,051          259,255          126,349          132,906

--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)


8.  Investments in Affiliates
    Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, and any other Strong Fund. A summary of transactions in the securities of these issuers during the six months ended June 30, 2001 is as follows:

                                    Balance of       Gross      Gross Sales   Balance of      Value     Dividend Income   Realized
                                   Shares Held     Purchases        and       Shares Held    June 30,   Jan. 1, 2001 -   Gain/(Loss)
                                   Jan. 1, 2001  and Additions  Reductions   June 30, 2001     2001      June 30, 2001     on Sales
                                   ------------  -------------  -----------  -------------   --------   ---------------  -----------
    Strong Advisor Common Stock Fund
    --------------------------------
    Strong Heritage Money Fund -
    Institutional Class             $15,000,000            --          --     $15,000,000   $15,000,000     $385,127           --

    Strong Advisor Small Cap Value Fund
    -----------------------------------
    Barbeques Galore, Ltd.
      Sponsored ADR                     302,000            --     (49,460)        252,540       827,069           --     ($271,342)
    Greka Energy Corporation            112,875       120,825          --         233,700     2,561,352           --            --
    Matrix Service Company              418,800       111,300     (72,800)        457,300     3,182,808           --         2,696
    Sharper Image                       226,100       458,700      (3,900)        680,900     7,129,023           --          (419)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG ADVISOR COMMON STOCK FUND -- CLASS A
-----------------------------------------------------------------------------
                                                           Period Ended
                                                      -----------------------
                                                      June 30,     Dec. 31,
Selected Per-Share Data/(a)/                          2001/(b)/  2000/(c)(g)/
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $20.15       $18.90

Income From Investment Operations:
   Net Investment Loss                                  (0.03)       (0.00)/(d)/
   Net Realized and Unrealized Gains (Losses)
     on Investments                                      0.06         1.28
-----------------------------------------------------------------------------
   Total from Investment Operations                      0.03         1.28

Less Distributions:
   From Net Investment Income                              --        (0.03)
-----------------------------------------------------------------------------
   Total Distributions                                     --        (0.03)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                         $20.18       $20.15
=============================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------
   Total Return                                         +0.2%        -0.3%
   Net Assets, End of Period (In Millions)                $12           $0/(e)/
   Ratio of Expenses to Average Net Assets               1.9%*        1.6%*
   Ratio of Net Investment Loss to Average Net Assets   (0.8%)*      (0.2%)*
   Portfolio Turnover Rate/(f)/                         45.4%        95.4%


STRONG ADVISOR COMMON STOCK FUND -- CLASS B
-----------------------------------------------------------------------------
                                                           Period Ended
                                                      -----------------------
                                                      June 30,     Dec. 31,
Selected Per-Share Data/(a)/                           2001/(b)/    2000/(c)(g)/
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $20.16       $18.90

Income From Investment Operations:
   Net Investment Loss                                  (0.03)       (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments                                      0.04         1.28
-----------------------------------------------------------------------------
   Total from Investment Operations                      0.01         1.27

Less Distributions:
   From Net Investment Income                              --        (0.01)
-----------------------------------------------------------------------------
   Total Distributions                                     --        (0.01)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                         $20.17       $20.16
=============================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------
   Total Return                                         +0.1%        +1.8%
   Net Assets, End of Period (In Millions)                 $6           $0/(e)/
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                             2.0%*        2.0%*
   Ratio of Expenses to Average Net Assets               2.0%*        2.0%*
   Ratio of Net Investment Loss to Average Net Assets   (0.8%)*      (0.6%)*
   Portfolio Turnover Rate/(f)/                         45.4%        95.4%



  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount calculated is less than $0.01.
(e) Amount is less than $500,000.
(f) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) Per share data has been retroactively restated to reflect a 1.233 for 1.000 share split which occurred on March 8, 2001.

                                                                              49
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR COMMON STOCK FUND -- CLASS C
-----------------------------------------------------------------------------

                                                           Period Ended
                                                      -----------------------
                                                       June 30,    Dec. 31,
Selected Per-Share Data/(a)/                          2001/(b)/  2000/(c)(f)/
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $20.16       $18.90

Income From Investment Operations:
   Net Investment Loss                                  (0.03)       (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments                                      0.04         1.28
-----------------------------------------------------------------------------
   Total from Investment Operations                      0.01         1.27

Less Distributions:
   From Net Investment Income                              --        (0.01)
-----------------------------------------------------------------------------
   Total Distributions                                     --        (0.01)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                         $20.17       $20.16
=============================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------
   Total Return                                         +0.1%        +5.8%
   Net Assets, End of Period (In Millions)                 $7           $0/(d)/
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                             2.0%*        2.0%*
   Ratio of Expenses to Average Net Assets               2.0%*        2.0%*
   Ratio of Net Investment Loss to Average Net Assets   (0.8%)*      (0.6%)*
   Portfolio Turnover Rate/(e)/                         45.4%        95.4%


STRONG ADVISOR COMMON STOCK FUND -- CLASS L
-----------------------------------------------------------------------------

                                                           Period Ended
                                                      -----------------------
                                                       June 30,     Dec. 31,
Selected Per-Share Data/(a)/                          2001/(b)/  2000/(c)(f)/
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $20.15       $18.90

Income From Investment Operations:
   Net Investment Loss                                  (0.04)       (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments                                      0.05         1.28
-----------------------------------------------------------------------------
   Total from Investment Operations                      0.01         1.27

Less Distributions:
   From Net Investment Income                              --        (0.02)
-----------------------------------------------------------------------------
   Total Distributions                                     --        (0.02)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                         $20.16       $20.15
=============================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------
   Total Return                                         +0.1%        +4.7%
   Net Assets, End of Period (In Millions)                 $0/(d)/      $0/(d)/
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                             2.0%*        2.0%*
   Ratio of Expenses to Average Net Assets               2.0%*        2.0%*
   Ratio of Net Investment Loss to Average Net Assets   (0.8%)*      (0.6%)*
   Portfolio Turnover Rate/(e)/                         45.4%        95.4%



  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share data has been retroactively restated to reflect a 1.233 for 1.000 share split which occurred on March 8, 2001.

50
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR COMMON STOCK FUND -- CLASS Z
--------------------------------------------------------------------------------

                                                                                            Period Ended
                                                     -------------------------------------------------------------------------------
                                                      June 30,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,     Dec. 31,
Selected Per-Share Data/(a)/                         2001/(b)/        2000          1999          1998          1997         1996
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $20.16         $25.21        $21.06        $21.02        $20.24       $19.77

Income From Investment Operations:
   Net Investment Income (Loss)                        (0.00)/(c)/     0.04         (0.01)         0.00/(c)/     0.01         0.06
   Net Realized and Unrealized Gains (Losses)
      on Investments                                    0.08          (0.59)         8.19          1.36          4.67         3.87
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                     0.08          (0.55)         8.18          1.36          4.68         3.93

Less Distributions:
   From Net Investment Income                             --          (0.04)           --            --         (0.01)       (0.06)
   In Excess of Net Investment Income                     --             --            --            --         (0.03)       (0.05)
   From Net Realized Gains                                --          (4.46)        (4.03)        (1.32)        (3.86)       (3.35)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                    --          (4.50)        (4.03)        (1.32)        (3.90)       (3.46)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $20.24         $20.16        $25.21        $21.06        $21.02       $20.24
====================================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
   Total Return                                        +0.4%          -1.2%        +40.4%         +6.6%        +24.0%       +20.5%
   Net Assets, End of Period (In Millions)            $1,757         $1,719        $1,733        $1,440        $1,565       $1,244
   Ratio of Expenses to Average Net Assets Without
     Fees Paid Indirectly by Advisor                    1.3%*          1.2%          1.2%          1.2%          1.2%         1.2%
   Ratio of Expenses to Average Net Assets              1.3%*          1.2%          1.2%          1.2%          1.2%         1.2%
   Ratio of Net Investment Income (Loss)
     to Average Net Assets                             (0.0%)*/(c)/    0.2%         (0.1%)         0.0%/(c)/     0.0%/(c)/    0.3%
   Portfolio Turnover Rate/(d)/                        45.4%          95.4%         80.1%        102.6%        117.3%        90.9%


STRONG ADVISOR MID CAP GROWTH FUND -- CLASS A
--------------------------------------------------------------------------------

                                                            Period Ended
                                                     ---------------------------
                                                      June 30,       Dec. 31,
Selected Per-Share Data/(a)/                         2001/(b)/     2000/(e)(f)/
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $20.22         $17.71

Income From Investment Operations:
   Net Investment Loss                                 (0.07)         (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments                                    (2.87)          2.52
-----------------------------------------------------------------------------
   Total from Investment Operations                    (2.94)          2.51

Less Distributions:
   From Net Investment Income                             --             --
-----------------------------------------------------------------------------
   Total Distributions                                    --             --
-----------------------------------------------------------------------------
Net Asset Value, End of Period                        $17.28         $20.22
=============================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------
   Total Return                                       -14.5%          +6.5%
   Net Assets, End of Period (In Millions)                $6             $1
   Ratio of Expenses to Average Net Assets              2.0%*          1.7%*
   Ratio of Net Investment Loss to Average
     Net Assets                                        (1.5%)*        (1.3%)*
   Portfolio Turnover Rate/(d)/                       342.5%         683.7%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) Amount calculated is less than $0.01 or 0.1%.
(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(f) Per share data has been retroactively restated to reflect a 1.053 for 1.000 share split which occurred on March 8, 2001.

                     See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR MID CAP GROWTH FUND -- CLASS B
--------------------------------------------------------------------------------

                                                                                Period Ended
                                                                          -----------------------
                                                                           June 30,    Dec. 31,
Selected Per-Share Data/(a)/                                               2001/(b)/  2000/(c)(f)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                         $20.21     $17.71

Income From Investment Operations:
     Net Investment Loss                                                      (0.06)     (0.02)
     Net Realized and Unrealized Gains (Losses) on Investments                (2.89)      2.52
-------------------------------------------------------------------------------------------------
     Total from Investment Operations                                         (2.95)      2.50

Less Distributions:
     From Net Investment Income                                                  --         --
-------------------------------------------------------------------------------------------------
     Total Distributions                                                         --         --
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $17.26     $20.21
=================================================================================================
Ratios and Supplemental Data
-------------------------------------------------------------------------------------------------
     Total Return                                                            -14.6%      +9.1%
     Net Assets, End of Period (In Millions)                                     $3         $0/(d)/
     Ratio of Expenses to Average Net Assets Without
       Waivers and Absorptions                                                 2.0%*      2.0%*
     Ratio of Expenses to Average Net Assets                                   2.0%*      2.0%*
     Ratio of Net Investment Loss to Average Net Assets                       (1.5%)*    (1.6%)*
     Portfolio Turnover Rate/(e)/                                            342.5%     683.7%



STRONG ADVISOR MID CAP GROWTH FUND -- CLASS C
--------------------------------------------------------------------------------

                                                                                 Period Ended
                                                                           -----------------------
                                                                            June 30,    Dec. 31,
Selected Per-Share Data/(a)/                                                2001/(b)/  2000/(c)(f)/
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                         $20.20      $17.71

Income From Investment Operations:
     Net Investment Loss                                                      (0.07)      (0.02)
     Net Realized and Unrealized Gains (Losses) on Investments                (2.88)       2.51
--------------------------------------------------------------------------------------------------
     Total from Investment Operations                                         (2.95)       2.49

Less Distributions:
     From Net Investment Income                                                  --          --
--------------------------------------------------------------------------------------------------
     Total Distributions                                                         --          --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $17.25      $20.20
==================================================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------
     Total Return                                                            -14.6%      +13.1%
     Net Assets, End of Period (In Millions)                                     $1          $0/(d)/
     Ratio of Expenses to Average Net Assets Without
       Waivers and Absorptions                                                 2.0%*       2.0%*
     Ratio of Expenses to Average Net Assets                                   2.0%*       2.0%*
     Ratio of Net Investment Loss to Average Net Assets                       (1.5%)*     (1.6%)*
     Portfolio Turnover Rate/(e)/                                            342.5%      683.7%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share data has been retroactively restated to reflect a 1.053 for 1.000 share split which occurred on March 8, 2001.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR MID CAP GROWTH FUND -- CLASS L
---------------------------------------------------------------------

                                                                    Period Ended
                                                           -----------------------------
                                                              June 30,       Dec. 31,
Selected Per-Share Data/(a)/                                 2001/(b)/    2000/(c)(f)/
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $20.21        $17.71

Income From Investment Operations:
  Net Investment Loss                                           (0.11)        (0.03)
  Net Realized and Unrealized Gains (Losses) on Investments     (2.84)         2.53
----------------------------------------------------------------------------------------
  Total from Investment Operations                              (2.95)         2.50

Less Distributions:
  From Net Investment Income                                       --            --
----------------------------------------------------------------------------------------
  Total Distributions                                              --            --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $17.26        $20.21
========================================================================================
Ratios and Supplemental Data
----------------------------------------------------------------------------------------
  Total Return                                                 -14.6%        +12.0%
  Net Assets, End of Period (In Millions)                          $0/(d)/       $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                      2.0%*         2.0%*
  Ratio of Expenses to Average Net Assets                        2.0%*         2.0%*
  Ratio of Net Investment Loss to Average Net Assets            (1.5%)*       (1.6%)*
  Portfolio Turnover Rate/(e)/                                 342.5%        683.7%



STRONG ADVISOR MID CAP GROWTH FUND -- CLASS Z
-----------------------------------------------------------------------------------------------------------------

                                                                                 Period Ended
                                                            -----------------------------------------------------
                                                               June 30,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
Selected Per-Share Data/(a)/                                  2001/(b)/    2000      1999      1998     1997
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $20.21     $23.25    $13.03    $11.38    $10.00

Income From Investment Operations:
  Net Investment Loss                                           (0.09)     (0.15)    (0.12)    (0.12)    (0.09)
  Net Realized and Unrealized Gains (Losses) on Investments     (2.82)     (1.90)    12.08      1.77      1.47
-----------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              (2.91)     (2.05)    11.96      1.65      1.38

Less Distributions:
  From Net Realized Gains                                          --      (0.99)    (1.74)       --        --
-----------------------------------------------------------------------------------------------------------------
  Total Distributions                                              --      (0.99)    (1.74)       --        --
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $17.30     $20.21    $23.25    $13.03    $11.38
=================================================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------
  Total Return                                                 -14.4%      -8.5%    +92.0%    +14.5%    +13.9%
  Net Assets, End of Period (In Millions)                        $157       $185       $65       $19       $16
  Ratio of Expenses to Average Net Assets Without
    Fees Paid Indirectly by Advisor                              1.5%*      1.4%      1.6%      1.7%      1.6%
  Ratio of Expenses to Average Net Assets                        1.5%*      1.3%      1.6%      1.7%      1.6%
  Ratio of Net Investment Loss to Average Net Assets            (1.0%)*    (0.9%)    (1.1%)    (0.9%)    (0.9%)
  Portfolio Turnover Rate/(e)/                                 342.5%     683.7%    681.0%    206.9%    305.2%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share data has been retroactively restated to reflect a 1.053 for 1.000 share split which occurred on March 8, 2001.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE FUND -- CLASS A
---------------------------------------------------------------

                                                Period Ended
                                              -------------------
                                              June 30,  Dec. 31,
Selected Per-Share Data/(a)/                  2001/(b)/ 2000/(c)/
-----------------------------------------------------------------
Net Asset Value, Beginning of Period           $17.17    $15.36

Income From Investment Operations:
  Net Investment Loss                           (0.04)    (0.00)/(d)/
  Net Realized and Unrealized Gains
    on Investments                               3.97      1.81
---------------------------------------------------------------
  Total from Investment Operations               3.93      1.81

Less Distributions:
  From Net Investment Income                       --        --
---------------------------------------------------------------
  Total Distributions                              --        --
---------------------------------------------------------------
Net Asset Value, End of Period                 $21.10    $17.17
===============================================================
Ratios and Supplemental Data
---------------------------------------------------------------
  Total Return                                 +22.9%     +4.4%
  Net Assets, End of Period (In Millions)        $100        $1
  Ratio of Expenses to Average Net Assets        1.7%*     1.6%*
  Ratio of Net Investment Loss to
    Average Net Assets                          (0.9%)*   (0.8%)*
  Portfolio Turnover Rate/(e)/                  15.4%     60.3%

STRONG ADVISOR SMALL CAP VALUE FUND -- CLASS B
---------------------------------------------------------------

                                                 Period Ended
                                             ---------------------
                                              June 30, Dec. 31,
Selected Per-Share Data/(a)/                  2001/(b)/  2000/(c)/
------------------------------------------------------------------
Net Asset Value, Beginning of Period          $17.16     $15.36

Income From Investment Operations:
  Net Investment Loss                          (0.04)     (0.01)
  Net Realized and Unrealized Gains
    on Investments                              3.93       1.81
---------------------------------------------------------------
  Total from Investment Operations              3.89       1.80

Less Distributions:
  From Net Investment Income                      --         --
---------------------------------------------------------------
  Total Distributions                             --         --
---------------------------------------------------------------
Net Asset Value, End of Period                $21.05     $17.16
===============================================================
Ratios and Supplemental Data
---------------------------------------------------------------
  Total Return                                +22.7%      +6.7%
  Net Assets, End of Period (In Millions)        $20         $0/(f)/
  Ratio of Expenses to Average Net Assets
    Without Waivers and Absorptions             2.0%*      2.0%*
  Ratio of Expenses to Average Net Assets       2.0%*      1.8%*
  Ratio of Net Investment Loss to
    Average Net Assets                         (1.2%)*    (0.8%)*
  Portfolio Turnover Rate(e)                   15.4%      60.3%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount calculated is less than $0.01.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Amount is less than $500,000.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE FUND -- CLASS C
--------------------------------------------------------------------------

                                                           Period Ended
                                                      ----------------------
                                                        June 30,  Dec. 31,
Selected Per-Share Data/(a)/                           2001/(b)/   2000/(c)/
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $17.17    $15.36

Income From Investment Operations:
  Net Investment Loss                                     (0.04)    (0.01)
  Net Realized and Unrealized Gains on Investments         3.95      1.82
--------------------------------------------------------------------------
  Total from Investment Operations                         3.91      1.81

Less Distributions:
  From Net Investment Income                                 --        --
--------------------------------------------------------------------------
  Total Distributions                                        --        --
--------------------------------------------------------------------------
Net Asset Value, End of Period                           $21.08    $17.17
=========================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------
  Total Return                                           +22.8%    +10.8%
  Net Assets, End of Period (In Millions)                   $15        $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                2.0%*     2.0%*
  Ratio of Expenses to Average Net Assets                  2.0%*     1.8%*
  Ratio of Net Investment Loss to Average Net Assets      (1.2%)*   (0.7%)*
  Portfolio Turnover Rate/(e)/                            15.4%     60.3%

STRONG ADVISOR SMALL CAP VALUE FUND -- CLASS L
--------------------------------------------------------------------------

                                                           Period Ended
                                                        -------------------
                                                        June 30,  Dec. 31,
Selected Per-Share Data/(a)/                            2001/(b)/ 2000/(c)/
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $17.16    $15.36

Income From Investment Operations:
  Net Investment Loss                                     (0.04)    (0.01)
  Net Realized and Unrealized Gains on Investments         3.94      1.81
--------------------------------------------------------------------------
  Total from Investment Operations                         3.90      1.80

Less Distributions:
  From Net Investment Income                                 --        --
--------------------------------------------------------------------------
  Total Distributions                                        --        --
--------------------------------------------------------------------------
Net Asset Value, End of Period                           $21.06    $17.16
==========================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------
  Total Return                                           +22.7%     +9.6%
  Net Assets, End of Period (In Millions)                    $1        $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                2.0%*     1.9%*
  Ratio of Expenses to Average Net Assets                  2.0%*     1.8%*
  Ratio of Net Investment Loss to Average Net Assets      (1.2%)*   (0.7%)*
  Portfolio Turnover Rate/(e)/                            15.4%     60.3%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE FUND -- CLASS Z
--------------------------------------------------------------------------------------------------------------


                                                                                Period Ended
                                                                 ---------------------------------------------
                                                                    June 30,  Dec. 31,    Dec. 31,  Dec. 31,
Selected Per-Share Data/(a)/                                       2001/(b)/    2000        1999      1998
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $17.17    $13.59      $10.61    $10.00

Income From Investment Operations:
  Net Investment Income (Loss)                                        (0.03)     0.00/(c)/  (0.08)    (0.07)
  Net Realized and Unrealized Gains on Investments                     4.00      3.58        3.06      0.68
--------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                     3.97      3.58        2.98      0.61

Less Distributions:
  From Net Investment Income                                             --        --          --        --
--------------------------------------------------------------------------------------------------------------
  Total Distributions                                                    --        --          --        --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $21.14    $17.17      $13.59    $10.61
==============================================================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------
  Total Return                                                       +23.1%    +26.3%      +28.1%     +6.1%
  Net Assets, End of Period (In Millions)                              $492      $249         $45       $24
  Ratio of Expenses to Average Net Assets                              1.4%*     1.4%        1.7%      1.9%
  Ratio of Net Investment Income (Loss) to Average Net Assets         (0.4%)*    0.0%/(c)/  (1.0%)    (1.0%)
  Portfolio Turnover Rate/(d)/                                        15.4%     60.3%       95.5%    121.5%



STRONG ADVISOR U.S. VALUE FUND -- CLASS A
-------------------------------------------------------------------------------------------

                                                                        Period Ended
                                                                 --------------------------
                                                                    June 30,    Dec. 31,
Selected Per-Share Data/(a)/                                       2001/(b)/  2000/(e)(g)/
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $20.65    $19.99

Income From Investment Operations:
  Net Investment Income                                                0.02      0.00/(c)/
  Net Realized and Unrealized Gains (Losses) on Investments           (1.28)     0.68
-------------------------------------------------------------------------------------------
  Total from Investment Operations                                    (1.26)     0.68

Less Distributions:
  From Net Investment Income                                          (0.02)    (0.02)
-------------------------------------------------------------------------------------------
  Total Distributions                                                 (0.02)    (0.02)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $19.37    $20.65
===========================================================================================
Ratios and Supplemental Data
-------------------------------------------------------------------------------------------
  Total Return                                                        -6.1%     -3.5%
  Net Assets, End of Period (In Millions)                                $2        $0/(f)/
  Ratio of Expenses to Average Net Assets Without Earnings Credits     2.0%*     1.3%*
  Ratio of Expenses to Average Net Assets                              2.0%*     1.3%*
  Ratio of Net Investment Income (Loss) to Average Net Assets         (0.4%)*    0.1%*
  Portfolio Turnover Rate/(d)/                                        19.1%     14.4%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) Amount calculated is less than $0.01 or 0.1%.
(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(f) Amount is less than $500,000.
(g) Per share data has been retroactively restated to reflect a 1.023 for 1.000 share split which occurred on March 8, 2001.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR U.S. VALUE FUND -- CLASS B
--------------------------------------------------------------------------------



                                                               Period Ended
                                                        ---------------------------
                                                           June 30,     Dec. 31,
Selected Per-Share Data(/a)/                               2001/(b)/  2000/(c)(f)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $20.66     $19.99

Income From Investment Operations:
  Net Investment Income (Loss)                                0.01      (0.01)
  Net Realized and Unrealized Gains (Losses)
    on Investments                                           (1.31)      0.69
-----------------------------------------------------------------------------------
  Total from Investment Operations                           (1.30)      0.68

Less Distributions:
  From Net Investment Income                                    --      (0.01)
-----------------------------------------------------------------------------------
  Total Distributions                                           --      (0.01)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                              $19.36     $20.66
===================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------
  Total Return                                               -6.3%      -1.6%
  Net Assets, End of Period (In Millions)                       $2         $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits                 2.0%*      2.0%*
  Ratio of Expenses to Average Net Assets                     2.0%*      2.0%*
  Ratio of Net Investment Loss to Average Net Assets         (0.4%)*    (0.5%)*
  Portfolio Turnover Rate/(e)/                               19.1%      14.4%


STRONG ADVISOR U.S. VALUE FUND -- CLASS C
--------------------------------------------------------------------------------

                                                               Period Ended
                                                        ---------------------------
                                                           June 30,     Dec. 31,
Selected Per-Share Data/(a)/                               2001/(b)/  2000/(c)(f)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $20.66     $19.99

Income From Investment Operations:
  Net Investment Income (Loss)                                0.01      (0.01)
  Net Realized and Unrealized Gains (Losses)
    on Investments                                           (1.31)      0.69
-----------------------------------------------------------------------------------
  Total from Investment Operations                           (1.30)      0.68

Less Distributions:
  From Net Investment Income                                    --      (0.01)
-----------------------------------------------------------------------------------
  Total Distributions                                           --      (0.01)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                              $19.36     $20.66
===================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------
  Total Return                                               -6.3%      +2.4%
  Net Assets, End of Period (In Millions)                       $1         $0/(d)/
  Ratio of Expenses to Average Net Assets Without Waivers
    Absorptions, Fees Paid Indirectly by Advisor and
    Earnings Credits                                          2.0%*      2.0%*
  Ratio of Expenses to Average Net Assets                     2.0%*      2.0%*
  Ratio of Net Investment Loss to Average Net Assets         (0.5%)*    (0.5%)*
  Portfolio Turnover Rate/(e)/                               19.1%      14.4%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share data has been retroactively restated to reflect a 1.023 for 1.000 share split which occurred on March 8, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------------------------------
STRONG ADVISOR U.S. VALUE FUND -- CLASS L
-----------------------------------------------------------------------------------

                                                                   Period Ended
                                                              ---------------------
                                                               June 30,   Dec. 31,
Selected Per-Share Data/(a)/                                  2001/(b)/ 2000/(c)(h)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $20.66    $19.99

Income From Investment Operations:
    Net Investment Loss                                          (0.02)    (0.01)
    Net Realized and Unrealized Gains (Losses) on Investments    (1.28)     0.69
-----------------------------------------------------------------------------------
    Total from Investment Operations                             (1.30)     0.68

Less Distributions:
    From Net Investment Income                                      --     (0.01)
-----------------------------------------------------------------------------------
    Total Distributions                                             --     (0.01)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $19.36    $20.66
===================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------
    Total Return                                                 -6.3%     +1.4%
    Net Assets, End of Period (In Millions)                         $0(d)     $0/(d)/
    Ratio of Expenses to Average Net Assets Without Waivers,
      Absorptions and Earnings Credits                            2.0%*     1.9%*
    Ratio of Expenses to Average Net Assets                       2.0%*     1.9%*
    Ratio of Net Investment Loss to Average Net Assets           (0.4%)*   (0.3%)*
    Portfolio Turnover Rate/(e)/                                 19.1%     14.4%

STRONG ADVISOR U.S. VALUE FUND -- CLASS Z
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Period Ended
                                                               ---------------------------------------------------------------------
                                                                June 30,  Dec. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
Selected Per-Share Data/(a)/                                   2001/(b)/ 2000/(f)/    2000      1999      1998      1997   1996/(g)/
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $20.65    $21.63     $20.58    $17.20    $15.84    $12.03   $10.00

Income From Investment Operations:
    Net Investment Income                                         0.04      0.03       0.05      0.06      0.11      0.13     0.12
    Net Realized and Unrealized Gains (Losses) on Investments    (1.25)    (0.52)      1.53      3.39      2.05      3.81     2.02
------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             (1.21)    (0.49)      1.58      3.45      2.16      3.94     2.14

Less Distributions:
    From Net Investment Income                                   (0.04)    (0.03)     (0.05)    (0.07)    (0.11)    (0.13)   (0.11)
    From Net Realized Gains                                         --     (0.46)     (0.48)       --     (0.64)       --       --
    In Excess of Realized Gains                                     --        --         --        --     (0.05)       --       --
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.04)    (0.49)     (0.53)    (0.07)    (0.80)    (0.13)   (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $19.40    $20.65     $21.63    $20.58    $17.20    $15.84   $12.03
====================================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
    Total Return                                                 -5.9%     -2.2%      +7.7%    +20.1%    +14.2%    +32.9%   +21.5%
    Net Assets, End of Period (In Millions)                       $219      $251       $252      $182      $171      $134      $29
    Ratio of Expenses to Average Net Assets Without Earnings
      Credits                                                     1.1%*     1.1%*      1.0%      1.1%      1.1%      1.1%     1.3%*
    Ratio of Expenses to Average Net Assets                       1.1%*     1.1%*      1.0%      1.1%      1.1%      1.1%     1.3%*
    Ratio of Net Investment Income to Average Net Assets          0.4%*     0.8%*      0.3%      0.3%      0.7%      0.9%     1.6%*
    Portfolio Turnover Rate/(e)/                                 19.1%     14.4%      46.5%     32.3%     83.2%    152.6%   158.3%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) In 2000, the Fund changed its fiscal year-end from October to December.
(g) For the period from December 31, 1995 (inception) to October 31, 1996.
(h) Per share data reflects a 1.023 for 1.000 share split which occurred on March 8, 2001.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR ENDEAVOR 20 FUND -- CLASS A
--------------------------------------------------------------------------------

                                                              Period
                                                               Ended
                                                           --------------
                                                              June 30,
Selected Per-Share Data/(a)/                                 2001/(b)/
-------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.00

Income From Investment Operations:
  Net Investment Loss                                           (0.02)
  Net Realized and Unrealized Losses
    on Investments                                              (1.01)
-------------------------------------------------------------------------
  Total from Investment Operations                              (1.03)

Less Distributions:
  From Net Investment Income                                       --
-------------------------------------------------------------------------
  Total Distributions                                              --
-------------------------------------------------------------------------
Net Asset Value, End of Period                                 $ 8.97
=========================================================================
Ratios and Supplemental Data
-------------------------------------------------------------------------
  Total Return                                                 -10.3%
  Net Assets, End of Period (In Millions)                          $1
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits                   19.3%*
  Ratio of Expenses to Average Net Assets                        1.8%*
  Ratio of Net Investment Loss to Average Net Assets            (1.1%)*
  Portfolio Turnover Rate/(c)/                                 329.4%




STRONG ADVISOR ENDEAVOR 20 FUND -- CLASS B
--------------------------------------------------------------------------------

                                                               Period
                                                                Ended
                                                            --------------
                                                               June 30,
Selected Per-Share Data/(a)/                                  2001/(b)/
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.00

Income From Investment Operations:
  Net Investment Loss                                           (0.05)
  Net Realized and Unrealized Losses
    on Investments                                              (1.01)
--------------------------------------------------------------------------
  Total from Investment Operations                              (1.06)

Less Distributions:
  From Net Investment Income                                       --
--------------------------------------------------------------------------
  Total Distributions                                              --
--------------------------------------------------------------------------
Net Asset Value, End of Period                                 $ 8.94
==========================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------
  Total Return                                                 -10.6%
  Net Assets, End of Period (In Millions)                          $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits                   19.8%*
  Ratio of Expenses to Average Net Assets                        2.6%*
  Ratio of Net Investment Loss to Average Net Assets            (1.8%)*
  Portfolio Turnover Rate/(c)/                                 329.4%


  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Amount is less than $500,000.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR ENDEAVOR 20 FUND -- CLASS C
------------------------------------------------------------

                                                      Period
                                                       Ended
                                                     --------
                                                     June 30,
Selected Per-Share Data/(a)/                         2001/(b)/
-------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.00

Income From Investment Operations:
  Net Investment Loss                                  (0.05)
  Net Realized and Unrealized Losses on Investments    (1.01)
-------------------------------------------------------------
  Total from Investment Operations                     (1.06)

Less Distributions:
  From Net Investment Income                              --
-------------------------------------------------------------
  Total Distributions                                     --
-------------------------------------------------------------
Net Asset Value, End of Period                        $ 8.94
=============================================================
Ratios and Supplemental Data
-------------------------------------------------------------
  Total Return                                        -10.6%
  Net Assets, End of Period (In Millions)                 $0/(c)/
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits          20.7%*
  Ratio of Expenses to Average Net Assets               2.6%*
  Ratio of Net Investment Loss to Average Net Assets   (1.8%)*
  Portfolio Turnover Rate/(d)/                          329.4%

STRONG ADVISOR ENDEAVOR 20 FUND -- CLASS L
-------------------------------------------------------------

                                                      Period
                                                       Ended
                                                     --------
                                                     June 30,
Selected Per-Share Data/(a)/                         2001/(b)/
-------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.00

Income From Investment Operations:
  Net Investment Loss                                  (0.06)
  Net Realized and Unrealized Losses on Investments    (0.99)
-------------------------------------------------------------
  Total from Investment Operations                     (1.05)

Less Distributions:
  From Net Investment Income                              --
-------------------------------------------------------------
  Total Distributions                                     --
-------------------------------------------------------------
Net Asset Value, End of Period                         $8.95
=============================================================
Ratios and Supplemental Data
-------------------------------------------------------------
  Total Return                                        -10.5%
  Net Assets, End of Period (In Millions)                 $0/(c)/
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits          19.3%*
  Ratio of Expenses to Average Net Assets               2.3%*
  Ratio of Net Investment Loss to Average Net Assets   (1.5%)*
  Portfolio Turnover Rate/(d)/                        329.4%

 *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) Amount is less than $500,000.
(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR FOCUS FUND -- CLASS A
-----------------------------------------------------------------------

                                                       Period Ended
                                                    -------------------
                                                     June 30,  Dec. 31,
Selected Per-Share Data/(a)/                        2001/(b)/ 2000/(c)/
-----------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $10.26    $10.00

Income From Investment Operations:
  Net Investment Loss                                 (0.03)    (0.01)
  Net Realized and Unrealized Gains (Losses)
    on Investments                                    (2.44)    0.27
-----------------------------------------------------------------------
  Total from Investment Operations                    (2.47)     0.26

Less Distributions:
  From Net Investment Income                             --        --
-----------------------------------------------------------------------
  Total Distributions                                    --        --
-----------------------------------------------------------------------
Net Asset Value, End of Period                       $ 7.79    $10.26
=======================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------
  Total Return                                       -24.1%     -4.2%
  Net Assets, End of Period (In Millions)                $6        $1
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits          3.8%*     7.3%*
  Ratio of Expenses to Average Net Assets              1.7%*     2.4%*
  Ratio of Net Investment Loss to Average Net Assets  (0.8%)*   (1.0%)*
  Portfolio Turnover Rate/(d)/                       375.2%     45.1%

STRONG ADVISOR FOCUS FUND -- CLASS B
-----------------------------------------------------------------------

                                                       Period Ended
                                                    -------------------
                                                    June 30,   Dec. 31,
Selected Per-Share Data/(a)/                        2001/(b)/ 2000/(c)/
-----------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $10.23    $10.00

Income From Investment Operations:
  Net Investment Loss                                 (0.04)    (0.01)
  Net Realized and Unrealized Gains (Losses)
    on Investments                                    (2.45)     0.24
-----------------------------------------------------------------------
  Total from Investment Operations                    (2.49)     0.23

Less Distributions:
  From Net Investment Income                             --        --
-----------------------------------------------------------------------
  Total Distributions                                    --        --
-----------------------------------------------------------------------
Net Asset Value, End of Period                       $ 7.74    $10.23
=======================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------
  Total Return                                       -24.3%     -2.7%
  Net Assets, End of Period (In Millions)                $2        $0/(e)/
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits          5.7%*     8.1%*
  Ratio of Expenses to Average Net Assets              2.4%*     3.1%*
  Ratio of Net Investment Loss to Average Net Assets  (1.6%)*   (1.6%)*
  Portfolio Turnover Rate/(d)/                       375.2%     45.1%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Amount is less than $500,000.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR FOCUS FUND -- CLASS C
-----------------------------------------------------------------------

                                                       Period Ended
                                                    -------------------
                                                      June 30,  Dec. 31,
Selected Per-Share Data/(a)/                         2001/(b)/  2000/(c)/
-----------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.23    $10.00

Income From Investment Operations:
  Net Investment Loss                                  (0.04)    (0.02)
  Net Realized and Unrealized Gains (Losses)
    on Investments                                     (2.45)     0.25
-----------------------------------------------------------------------
  Total from Investment Operations                     (2.49)     0.23

Less Distributions:
  From Net Investment Income                              --        --
-----------------------------------------------------------------------
  Total Distributions                                     --        --
-----------------------------------------------------------------------
Net Asset Value, End of Period                        $ 7.74    $10.23
=======================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------
  Total Return                                        -24.3%     +1.3%
  Net Assets, End of Period (In Millions)                 $1        $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits           5.0%*     8.1%*
  Ratio of Expenses to Average Net Assets               2.4%*     4.5%*
  Ratio of Net Investment Loss to Average Net Assets   (1.6%)*   (2.7%)*
  Portfolio Turnover Rate/(e)/                        375.2%     45.1%

STRONG ADVISOR FOCUS FUND -- CLASS L
-----------------------------------------------------------------------

                                                       Period Ended
                                                     ------------------
                                                     June 30,  Dec. 31,
Selected Per-Share Data/(a)/                         2001/(b)/ 2000/(c)/
-----------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.24    $10.00

Income From Investment Operations:
  Net Investment Loss                                  (0.04)    (0.02)
  Net Realized and Unrealized Gains (Losses)
    on Investments                                     (2.44)     0.26
-----------------------------------------------------------------------
  Total from Investment Operations                     (2.48)     0.24

Less Distributions:
  From Net Investment Income                              --        --
-----------------------------------------------------------------------
  Total Distributions                                     --        --
-----------------------------------------------------------------------
Net Asset Value, End of Period                        $ 7.76    $10.24
=======================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------
  Total Return                                        -24.2%     +0.4%
  Net Assets, End of Period (In Millions)                 $0/(d)/   $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits           5.3%*     7.9%*
  Ratio of Expenses to Average Net Assets               2.2%*     4.2%*
  Ratio of Net Investment Loss to Average Net Assets   (1.3%)*   (2.4%)*
  Portfolio Turnover Rate/(e)/                        375.2%     45.1%

 *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR TECHNOLOGY FUND -- CLASS A
---------------------------------------------------------------

                                                Period Ended
                                              -----------------
                                              June 30, Dec. 31,
Selected Per-Share Data/(a)/                 2001/(b)/ 2000/(c)/
---------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.27    $10.00

Income From Investment Operations:
  Net Investment Loss                          (0.01)    (0.05)
  Net Realized and Unrealized Losses
    on Investments                             (0.60)    (0.68)
---------------------------------------------------------------
  Total from Investment Operations             (0.61)    (0.73)

Less Distributions:
  From Net Investment Income                      --        --
---------------------------------------------------------------
  Total Distributions                             --        --
---------------------------------------------------------------
Net Asset Value, End of Period                 $8.66     $9.27
===============================================================
Ratios and Supplemental Data
---------------------------------------------------------------
  Total Return                                 -6.6%    -13.5%
  Net Assets, End of Period (In Millions)         $2        $0/(d)/
  Ratio of Expenses to Average Net Assets
    Without Waivers, Absorptions and
    Earnings Credits                           14.7%*    17.2%*
  Ratio of Expenses to Average Net Assets       1.9%*     9.5%*
  Ratio of Net Investment Loss to
    Average Net Assets                         (1.0%)*   (8.2%)*
  Portfolio Turnover Rate/(e)/                109.0%      49.3%

STRONG ADVISOR TECHNOLOGY FUND -- CLASS B
---------------------------------------------------------------

                                                Period Ended
                                              -----------------
                                              June 30, Dec. 31,
Selected Per-Share Data/(a)/                 2001/(b)/ 2000/(c)/
---------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.26    $10.00

Income From Investment Operations:
  Net Investment Loss                          (0.05)    (0.08)
  Net Realized and Unrealized Losses
    on Investments                             (0.63)    (0.66)
---------------------------------------------------------------
  Total from Investment Operations             (0.68)    (0.74)

Less Distributions:
  From Net Investment Income                      --        --
---------------------------------------------------------------
  Total Distributions                             --        --
---------------------------------------------------------------
Net Asset Value, End of Period                 $8.58     $9.26
===============================================================
Ratios and Supplemental Data
---------------------------------------------------------------
  Total Return                                 -7.3%    -12.0%
  Net Assets, End of Period (In Millions)         $0/(d)/   $0/(d)/
  Ratio of Expenses to Average Net Assets
    Without Waivers, Absorptions and
    Earnings Credits                           16.2%*    17.3%*
  Ratio of Expenses to Average Net Assets       2.9%*    11.1%*
  Ratio of Net Investment Loss to
    Average Net Assets                         (2.0%)*   (9.7%)*
  Portfolio Turnover Rate/(e)/                109.0%     49.3%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR TECHNOLOGY FUND -- CLASS C
-----------------------------------------------------------------------------

                                                            Period Ended
                                                      -----------------------
                                                      June 30,     Dec. 31,
Selected Per-Share Data/(a)/                          2001/(b)/   2000/(c)/
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $9.26        $10.00

Income From Investment Operations:
   Net Investment Loss                                 (0.04)        (0.08)
   Net Realized and Unrealized Losses on Investments   (0.67)        (0.66)
-----------------------------------------------------------------------------
   Total from Investment Operations                    (0.71)        (0.74)

Less Distributions:
   From Net Investment Income                             --            --
-----------------------------------------------------------------------------
   Total Distributions                                    --            --
-----------------------------------------------------------------------------
Net Asset Value, End of Period                         $8.55        $ 9.26
=============================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------
   Total Return                                        -7.7%         -8.3%
   Net Assets, End of Period (In Millions)                $1            $0/(d)/
   Ratio of Expenses to Average Net Assets Without
     Waivers, Absorptions and Earnings Credits         16.4%*        17.3%*
   Ratio of Expenses to Average Net Assets              2.7%*        11.1%*
   Ratio of Net Investment Loss to Average Net Assets  (1.8%)*       (9.7%)*
   Portfolio Turnover Rate/(e)/                       109.0%         49.3%


STRONG ADVISOR TECHNOLOGY FUND -- CLASS L
-----------------------------------------------------------------------------

                                                            Period Ended
                                                      -----------------------
                                                      June 30,     Dec. 31,
Selected Per-Share Data/(a)/                          2001/(b)/   2000/(c)/
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $9.26        $10.00

Income From Investment Operations:
   Net Investment Loss                                 (0.07)        (0.07)
   Net Realized and Unrealized Losses on Investments   (0.57)        (0.67)
-----------------------------------------------------------------------------
   Total from Investment Operations                    (0.64)        (0.74)

Less Distributions:
   From Net Investment Income                             --            --
-----------------------------------------------------------------------------
   Total Distributions                                    --            --
-----------------------------------------------------------------------------
Net Asset Value, End of Period                         $8.62        $ 9.26
=============================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------
   Total Return                                        -6.9%         -9.2%
   Net Assets, End of Period (In Millions)                $0/(d)/       $0/(d)/
   Ratio of Expenses to Average Net Assets
     Without Waivers, Absorptions, Fees Paid
     Indirectly by Advisor and Earnings Credits        16.4%*        17.1%*
   Ratio of Expenses to Average Net Assets              2.4%*        10.8%*
   Ratio of Net Investment Loss to Average Net Assets  (1.6%)*       (9.4%)*
   Portfolio Turnover Rate/(e)/                       109.0%         49.3%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 2001 (unaudited).
(c) For the period from November 30, 2000 (commencement of class) to December 31, 2000 (Note 1).
(d) Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

Directors
  Richard S. Strong
  Willie D. Davis
  Stanley Kritzik
  Neal Malicky
  Marvin E. Nevins
  William F. Vogt

Officers
  Richard S. Strong, Chairman of the Board
  Elizabeth N. Cohernour, Vice President and Secretary
  Susan A. Hollister, Vice President and Assistant Secretary
  Dennis A. Wallestad, Vice President
  Thomas M. Zoeller, Vice President
  John W. Widmer, Treasurer
  Rhonda K. Haight, Assistant Treasurer

Investment Advisor
  Strong Capital Management, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Distributor
  Strong Investments, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Custodians
  State Street Bank and Trust Company
  801 Pennsylvania Avenue, Kansas City, Missouri 64105

Transfer Agent and Dividend-Disbursing Agent
  Strong Capital Management, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Independent Accountants
  PricewaterhouseCoopers LLP
  100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

Legal Counsel
  Godfrey & Kahn, S.C.
  780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities offered through Strong Investments, Inc. RT14452-0601


Strong Investments
P.O. Box 2936   |   Milwaukee, WI 53201
www.Strong.com

--------------------------------------------------------------------------------

To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call
1-800-368-3863

If you are a Financial Professional, call
1-800-368-1683

Visit our web site at
www.Strong.com


[STRONG LOGO]

                                                         SADVEQY/WH2006    06-01